UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05542

Name of Fund: BlackRock Income Trust, Inc. (BKT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Income Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 02/28/2014

Item 1 – Report to Stockholders

FEBRUARY 28, 2014

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Core Bond Trust (BHK)

BlackRock Corporate High Yield Fund, Inc. (HYT)

BlackRock Income Opportunity Trust, Inc. (BNA)

BlackRock Income Trust, Inc. (BKT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Dear Shareholder

One year ago, US financial markets were improving despite a sluggish global economy, as easy monetary policy gave investors enough conviction to take on more risk in their portfolios. Slow but positive growth in the US was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would continue its aggressive monetary stimulus programs. International markets were more volatile given uneven growth rates and more direct exposure to macro risks such as the banking crisis in Cyprus and a generally poor outlook for European economies. Emerging markets significantly lagged the rest of the world amid fears over slowing growth and debt problems.

Global financial markets were rattled in May when then-Fed Chairman Bernanke mentioned the possibility of reducing (or “tapering”) the central bank’s asset purchase programs — comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. US Treasury yields rose sharply, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Equity prices also suffered as investors feared the implications of a potential end of a program that had greatly supported the markets. Markets rebounded in late June, however, when the Fed’s tone turned more dovish, and improving economic indicators and better corporate earnings helped extend gains through most of the summer.

Although autumn brought mixed events, it was a surprisingly positive period for most asset classes. Early on, the Fed defied market expectations with its decision to delay tapering, but higher volatility returned in late September when the US Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October. Equities and other so-called “risk assets” managed to resume their rally when politicians engineered a compromise to reopen the government and extend the debt ceiling, at least temporarily.

The remainder of 2013 was generally positive for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. When the long-awaited taper announcement ultimately came in mid-December, the Fed reduced the amount of its monthly asset purchases but at the same time reaffirmed its commitment to maintaining low short-term interest rates. Markets reacted positively, as the taper signaled the Fed’s perception of real improvement in the economy, and investors were finally relieved from the anxiety that had gripped them for quite some time.

The start of the new year brought another turn in sentiment, as heightened volatility in emerging markets and mixed US economic data caused global equities to weaken in January while bond markets found renewed strength. Although these headwinds persisted, equities were back on the rise in February thanks to positive developments in Washington, DC. For one, Congress extended the nation’s debt ceiling through mid-March 2015, thereby reducing some degree of fiscal uncertainty for the next year. Additionally, investors were encouraged by market-friendly comments in new Fed Chair Janet Yellen’s Congressional testimony, giving further assurance that short-term rates would remain low for a prolonged period.

While accommodative monetary policy was the main driver behind positive market performance over the period, it was also a key cause of investor uncertainty. Developed market stocks were the strongest performers for the six- and 12-month periods ended February 28. In contrast, emerging markets were weighed down by uneven growth, high levels of debt and severe currency weakness, in addition to the broader concern about reduced global liquidity. The anticipation of Fed tapering during 2013 pressured US Treasury bonds and other high-quality fixed income sectors, including tax-exempt municipals and investment grade corporate bonds. High yield bonds, to the contrary, benefited from income-oriented investors’ search for yield in the low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities close to historic lows.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“While accommodative monetary policy was the main driver behind positive market performance over the period, it was also a key cause of investor uncertainty.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of February 28, 2014

	6-month	12-month
US large cap equities (S&P 500® Index)	15.07%	25.37%
US small cap equities (Russell 2000® Index)	17.75	31.56
International equities (MSCI Europe, Australasia, Far East Index)	15.01	19.28
Emerging market equities (MSCI Emerging Markets Index)	4.77	(6.01)
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.03	0.08
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	2.61	(3.65)
US investment grade bonds (Barclays US Aggregate Bond Index)	2.84	0.15
Tax-exempt municipal bonds (S&P Municipal Bond Index)	6.08	(0.27)
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	7.46	8.36

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Trust Summary as of February 28, 2014	BlackRock Core Bond Trust

Trust Overview

BlackRock Core Bond Trust’s (BHK) (the “Trust”) investment objective is to provide current income and capital appreciation. The Trust seeks to achieve its investment objective by investing at least 75% of its assets in bonds that are investment grade quality at the time of investment. The Trust’s investments will include a broad range of bonds, including corporate bonds, US government and agency securities and mortgage-related securities. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•	For the six-month period ended February 28, 2014, the Trust returned 10.82% based on market price and 8.32% based on NAV. For the same period, the closed-end Lipper Corporate BBB-Rated Debt Funds (Leveraged) category posted an average return of 9.61% based on market price and 6.45% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•	Fixed income markets experienced a rally over the six-month period that was only temporarily suspended at the beginning of 2014 due to investors’ concern over softening US economic data, which appeared to be mostly driven by unusually harsh weather conditions. In addition, certain risk assets, including emerging market debt, were negatively impacted by the tightening of global liquidity as the Fed continued to reduce the size of its asset purchase program.
•	The largest contributors to the Trust’s performance were positions in corporate credit, specifically high yield and capital securities, as well as commercial mortgage-backed securities (“CMBS”). The Trust’s exposure to asset-backed securities (“ABS”) and, to a lesser extent, sovereign-related debt had a positive impact on returns.
•	Based on the view that short-term rates would remain low, the Fund maintained its leverage to augment income generation throughout the period.
•	Conversely, the Trust’s holdings of US Treasury securities detracted from performance as interest rates increased (bond prices fall as rates rise) toward the end of 2013 amid anticipation that the Fed would soon begin reducing its asset purchase program. The Trust’s long duration bias (greater sensitivity to interest rate movements) and yield curve positioning hindered results for the period.

Describe recent portfolio activity.

•	The Trust’s allocations remained consistent throughout the six-month period, with its largest position in investment grade and high yield corporate credit, followed by allocations to securitized credits, specifically, ABS and CMBS.

Describe portfolio positioning at period end.

•	At period end, the Trust maintained diversified exposure to non-government spread sectors including investment grade credit, high yield credit, CMBS, ABS and non-agency residential mortgage-backed securities (“MBS”). The Trust also held exposure to government-related sectors including US Treasury securities, agency debt and agency MBS. The Trust ended the period with a long duration profile.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
4	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

BlackRock Core Bond Trust

Trust Information

Symbol on New York Stock Exchange (“NYSE”)	BHK
Initial Offering Date	November 27, 2001
Current Distribution Rate on Closing Market Price as of February 28, 2014 ($13.38)[1]	6.77%
Current Monthly Distribution per Common Share[2]	$0.0755
Current Annualized Distribution per Common Share[2]	$0.9060
Economic Leverage as of February 28, 2014[3]	29%
[1]	Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a tax return of capital. Past performance does not guarantee future results.
[2]	The distribution rate is not constant and is subject to change.
[3]	Represents reverse repurchase agreements outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 12.

Market Price and Net Asset Value Per Share Summary

	2/28/14	8/31/13	Change	High	Low
Market Price	$13.38	$12.50	7.04%	$13.44	$12.27
Net Asset Value	$14.70	$14.05	4.63%	$14.70	$13.82

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Long-Term Investments

Portfolio Composition	2/28/14	8/31/13
Corporate Bonds	61%	58%
Non-Agency Mortgage-Backed Securities	11	11
US Government Sponsored Agency Securities	9	10
US Treasury Obligations	8	8
Preferred Securities	4	5
Asset-Backed Securities	4	5
Municipal Bonds	2	2
Foreign Agency Obligations	1	1

Credit Quality Allocation[4]	2/28/14	8/31/13
AAA/Aaa[5]	12%	14%
AA/Aa	15	15
A	21	21
BBB/Baa	24	23
BB/Ba	15	12
B	11	13
CCC/Caa	1	1
Not Rated	1	1
[4]	Using the higher of Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) ratings.
[5]	Includes US Government Sponsored Agency Securities, which were deemed AAA/Aaa by the investment advisor.
SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	5

Trust Summary as of February 28, 2014	BlackRock Corporate High Yield Fund, Inc.

Trust Overview

BlackRock Corporate High Yield Fund, Inc.’s (HYT) (the “Trust”) primary investment objective is to provide shareholders with current income. The Trust’s secondary investment objective is to provide shareholders with capital appreciation. The Trust seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its assets in domestic and foreign high yield securities, including high yield bonds (commonly referred to as “junk” bonds), corporate loans, convertible debt securities and preferred securities which are below investment grade quality. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objectives will be achieved.

Portfolio Management Commentary

•	On June 5, 2013, the Board of Directors of the Trust approved separate plans of reorganization whereby the Trust would acquire all of the assets and assume all of the liabilities of BlackRock Corporate High Yield Fund, Inc. (COY), BlackRock Corporate High Yield Fund III, Inc. (CYE), BlackRock Corporate High Yield Fund V, Inc. (HYV), BlackRock High Income Shares (HIS) and BlackRock High Yield Trust (BHY) (each a “Target Fund”) in exchange for newly issued shares of the Trust in a reorganization transaction. At a shareholder meeting on October 11, 2013, each Target Fund’s shareholders approved their respective plan of reorganization and the Trust’s shareholders approved the issuance of Trust shares in connection with each reorganization. The reorganizations took place on November 18, 2013. On February 28, 2014, the Trust changed its name from BlackRock Corporate High Yield Fund VI, Inc. to BlackRock Corporate High Yield Fund, Inc.

How did the Trust perform?

•	For the six-month period ended February 28, 2014, the Trust returned 15.24% based on market price and 11.46% based on NAV. For the same period, the closed-end Lipper High Yield Funds (Leveraged) category posted an average return of 12.50% based on market price and 10.48% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•	The Trust benefited from a tactical allocation to equities that were selected for their total return characteristics versus lower-quality bonds, which tend to exhibit more equity-like risks. In particular, equity positions in General Motors Co., The Goodyear Tire & Rubber Co. and American Capital Ltd. were notable contributors. Also adding to performance was security selection within floating rate loan interests, which the Trust purchased as an alternative to higher-quality, short-dated high yield bonds. Although the bank loan sector underperformed high yield during the period, the Trust benefited from idiosyncratic risk associated with holdings of select loan names in the gaming and lodging industries.
•	Detracting from performance was the Trust’s exposure to names in the electric and metals & mining industries. Additionally, positions in put options for the purpose of managing equity market risk had a negative impact on returns as the equity market rally persisted during the period.

Describe recent portfolio activity.

•	The Trust actively managed risk throughout the six-month period. We generally shifted to more moderate risk positions by the end of the period as the overall risk-reward profile of the market, specifically in high yield, continued to shift away from the cheap prices of the last few years. Broadly speaking, the Trust’s investment decisions were focused on individual credits or issuers, rather than sub-sectors. The Trust’s core credit positioning continued to focus on income-oriented names with good earnings visibility and strong asset protection. These positions largely represent the income component of the Trust, although there were also cases where a specific catalyst or idiosyncratic characteristic enhanced the credit’s attractiveness. The Trust maintained a bias toward credits with shorter duration (lower sensitivity to interest rate movements) and expressed this view through holdings in bank loans as well as other non-bond assets. The Trust also held exposure to equities and equity-like instruments while managing equity market risk through the use of put options.

Describe portfolio positioning at period end.

•	At period end, the Trust held 75% of its total portfolio in corporate bonds, 13% in floating rate loan interests (bank loans) and 9% in common stocks, with the remainder invested in preferred securities and asset-backed securities. The Trust’s highest-conviction holdings included HD Supply, Inc. (building materials), American Capital Ltd. (non-captive diversified financials) and Ally Financial, Inc. (banking).

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
6	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

BlackRock Corporate High Yield Fund, Inc.

Trust Information

Symbol on NYSE	HYT
Initial Offering Date	May 30, 2003
Current Distribution Rate on Closing Market Price as of February 28, 2014 ($12.51)[1]	7.72%
Current Monthly Distribution per Common Share[2]	$0.0805
Current Annualized Distribution per Common Share[2]	$0.9660
Economic Leverage as of February 28, 2014[3]	29%
[1]	Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a tax return of capital. Past performance does not guarantee future results.
[2]	The distribution rate is not constant and is subject to change.
[3]	Represents bank borrowings as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 12.

Market Price and Net Asset Value Per Share Summary

	2/28/14	8/31/13	Change	High	Low
Market Price	$12.51	$11.37	10.03%	$12.60	$11.34
Net Asset Value	$13.43	$12.62	6.42%	$13.43	$12.62

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Long-Term Investments

Portfolio Composition	2/28/14	8/31/13
Corporate Bonds	75%	76%
Floating Rate Loan Interests	13	14
Common Stocks	9	7
Preferred Stocks	2	2
Asset-Backed Securities	1	1

Credit Quality Allocation[4]	2/28/14	8/31/13
BBB/Baa	4%	5%
BB/Ba	38	30
B	43	51
CCC/Caa	13	12
Not Rated	2	2
[4]	Using the higher of S&P’s or Moody’s ratings.
SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	7

Trust Summary as of February 28, 2014	BlackRock Income Opportunity Trust, Inc.

Trust Overview

BlackRock Income Opportunity Trust, Inc.’s (BNA) (the “Trust”) investment objective is to provide current income and capital appreciation. The Trust seeks to achieve its investment objective by investing at least 75% of its assets in bonds that are investment grade quality at the time of investment. The Trust’s investments will include a broad range of bonds, including corporate bonds, US government and agency securities and mortgage-related securities. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•	For the six-month period ended February 28, 2014, the Trust returned 11.69% based on market price and 8.54% based on NAV. For the same period, the closed-end Lipper Corporate BBB-Rated Debt Funds (Leveraged) category posted an average return of 9.61% based on market price and 6.45% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•	Fixed income markets experienced a rally over the six-month period that was only temporarily suspended at the beginning of 2014 due to investors’ concern over softening US economic data, which appeared to be mostly driven by unusually harsh weather conditions. In addition, certain risk assets, including emerging market debt, were negatively impacted by the tightening of global liquidity as the Fed continued to reduce the size of its asset purchase program.
•	The Trust benefited from the generally positive market environment, with positions in high yield and investment grade corporate credit being the largest contributors to returns. Exposure to securitized assets, including asset-backed securities (“ABS”) and commercial mortgage-backed securities (“CMBS”) also had a positive impact on performance. Positions in sovereign-related debt enhanced results for the period.
•	Based on the view that short-term rates would remain low, the Trust maintained its leverage to augment income generation throughout the period.
•	Conversely, the Trust’s holdings of US Treasury securities detracted from performance as interest rates increased (bond prices fall as rates rise) toward the end of 2013 amid anticipation that the Fed would soon begin reducing its asset purchase program. Exposure to emerging market debt generated negative returns as these assets experienced heavy selling pressure amid tighter liquidity conditions in the US. The Trust’s long duration bias (greater sensitivity to interest rate movements) and yield curve positioning hindered results for the period.

Describe recent portfolio activity.

•	The Trust’s allocations remained consistent throughout the six-month period, with its largest position in investment grade and high yield corporate credit, followed by allocations to securitized credits, specifically, ABS and CMBS.

Describe portfolio positioning at period end.

•	At period end, the Trust maintained diversified exposure to non-government spread sectors including investment grade credit, high yield credit, CMBS, ABS and non-agency residential mortgage-backed securities (“MBS”). The Trust also held exposure to government-related sectors including US Treasury securities, agency debt and agency MBS. The Trust ended the period with a long duration profile.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
8	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

BlackRock Income Opportunity Trust, Inc.

Trust Information

Symbol on NYSE	BNA
Initial Offering Date	December 20, 1991
Current Distribution Rate on Closing Market Price as of February 28, 2014 ($10.39)[1]	6.87%
Current Monthly Distribution per Common Share[2]	$0.0595
Current Annualized Distribution per Common Share[2]	$0.7140
Economic Leverage as of February 28, 2014[3]	31%
[1]	Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a tax return of capital. Past performance does not guarantee future results.
[2]	The distribution rate is not constant and is subject to change.
[3]	Represents reverse repurchase agreements outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 12.

Market Price and Net Asset Value Per Share Summary

	2/28/14	8/31/13	Change	High	Low
Market Price	$10.39	$9.64	7.78%	$10.46	$9.54
Net Asset Value	$11.48	$10.96	4.74%	$11.48	$10.79

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Long-Term Investments

Portfolio Composition	2/28/14	8/31/13
Corporate Bonds	58%	58%
Non-Agency Mortgage-Backed Securities	12	11
US Government Sponsored Agency Securities	9	10
US Treasury Obligations	8	7
Preferred Securities	6	6
Asset-Backed Securities	4	5
Municipal Bonds	2	2
Foreign Agency Obligations	1	1

Credit Quality Allocation[4]	2/28/14	8/31/13
AAA/Aaa[5]	23%	24%
AA/Aa	5	4
A	20	21
BBB/Baa	24	24
BB/Ba	15	13
B	11	12
CCC/Caa	1	1
Not Rated	1	1
[4]	Using the higher of S&P’s or Moody’s ratings.
[5]	Includes US Government Sponsored Agency Securities, which were deemed AAA/Aaa by the investment advisor.
SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	9

Trust Summary as of February 28, 2014	BlackRock Income Trust, Inc.

Trust Overview

BlackRock Income Trust, Inc.’s (BKT) (the “Trust”) investment objective is to manage a portfolio of high-quality securities to achieve both preservation of capital and high monthly income. The Trust seeks to achieve its investment objective by investing at least 65% of its assets in mortgage-backed securities. The Trust invests at least 80% of its assets in securities that are (i) issued or guaranteed by the US government or one of its agencies or instrumentalities or (ii) rated at the time of investment either AAA by S&P or Aaa by Moody’s. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•	For the six-month period ended February 28, 2014, the Trust returned 6.66% based on market price and 3.29% based on NAV. For the same period, the closed-end Lipper US Mortgage Funds category posted an average return of 10.37% based on market price and 6.88% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.
•	Fixed income markets experienced a rally over the six-month period that was only temporarily suspended at the beginning of 2014 due to investors’ concern over softening US economic data, which appeared to be mostly driven by unusually harsh weather conditions. In addition, certain risk assets, including emerging market debt, were negatively impacted by the tightening of global liquidity as the Fed continued to reduce the size of its asset purchase program.
•	Contributing positively to the Trust’s performance was exposure to securitized assets, specifically, agency collateralized mortgage obligations (“CMOs”) and agency mortgage derivatives (including interest-only and principal-only securities). The Trust also benefited from exposure to Alt-A (riskier than prime, but less risky than subprime) and prime non-agency residential mortgage-backed securities (“MBS”) as well as commercial mortgage-backed securities (“CMBS”) as spreads tightened through most of the period.
•	Conversely, the Trust’s holdings of US Treasury securities detracted from performance as interest rates increased toward the end of 2013 amid anticipation that the Fed would soon begin reducing its asset purchase program. Additionally, the Trust’s low exposure to 15- and 30-year agency pass-through mortgage-backed securities (“MBS”) represented a missed opportunity as these issues performed well during the period.
•	The Trust uses interest rate derivatives including futures, options, swaps and swaptions, mainly for the purpose of managing duration (sensitivity to interest rate movements), convexity and yield curve positioning. During the period, the Trust held short positions on US Treasuries in order to manage the duration profile of the portfolio. These positions were beneficial to the Trust’s performance during certain periods of rising interest rates; however, for the six-month period as a whole, the Trust’s derivatives holdings had a negative impact on returns.

Describe recent portfolio activity.

•	During the six-month period, the Trust increased overall exposure to agency MBS. Within agency MBS, the Trust reduced exposure to 30-year pass-through issues in favor of agency CMO securities exhibiting attractive spreads, strong income and a low risk profile.

Describe portfolio positioning at period end.

•	As of period end, the Trust maintained exposure to high quality agency MBS with varying maturities and coupon rates. The Trust continued to favor agency CMOs while holding low exposure to 15- and 30-year agency pass-through issues. The Trust also held small allocations to asset-backed securities, non-agency MBS and CMBS.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
10	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

BlackRock Income Trust, Inc.

Trust Information

Symbol on NYSE	BKT
Initial Offering Date	July 22, 1988
Current Distribution Rate on Closing Market Price as of February 28, 2014 ($6.60)[1]	6.73%
Current Monthly Distribution per Common Share[2]	$0.037
Current Annualized Distribution per Common Share[2]	$0.444
Economic Leverage as of February 28, 2014[3]	30%
[1]	Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a tax return of capital. Past performance does not guarantee future results.
[2]	The monthly distribution per common share, declared on March 3, 2014, was decreased to $0.035 per share. The current distribution rate on closing market price, current monthly distribution per common share and current annualized distribution per common share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.
[3]	Represents reverse repurchase agreements outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see the Benefits and Risks of Leveraging on page 12.

Market Price and Net Asset Value Per Share Summary

	2/28/14	8/31/13	Change	High	Low
Market Price	$6.60	$6.40	3.13%	$6.72	$6.31
Net Asset Value	$7.31	$7.32	(0.14)%	$7.41	$7.21

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Long-Term Investments

Portfolio Composition	2/28/14	8/31/13
US Government Sponsored Agency Securities	97%	96%
Non-Agency Mortgage-Backed Securities	2	2
Asset-Backed Securities	1	1
US Treasury Obligations	-	1

Credit Quality Allocation[4]	2/28/14	8/31/13
AAA/Aaa[5]	100%	100%
[4]	Using the higher of S&P’s or Moody’s ratings.
[5]	Includes US Government Sponsored Agency Securities, which were deemed AAA/Aaa by the investment advisor.
SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	11

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the yield and net asset value (“NAV”) of their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which will be based on short-term interest rates, will normally be lower than the income earned by a Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Trust’s shareholders will benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV.

To illustrate these concepts, assume a Trust’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by the Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, the Trust’s costs of leverage are significantly lower than the income earned on the Trust’s longer-term investments acquired from leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Trust’s return on assets purchased with leverage proceeds, income to shareholders will be lower than if the Trust had not used leverage. Furthermore, the value of the Trust’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of the Trust’s obligations under its leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trust’s NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Trust’s intended leveraging strategy will be successful.

Leverage also will generally cause greater changes in the Trusts’ NAVs, market prices and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the net asset value and market price of a Trust’s Common Shares than if the Trust were not leveraged. In addition, the Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trust to incur losses. The use of leverage may limit the Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. The Trust will incur expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares.

Each Trust may utilize leverage through a credit facility or reverse repurchase agreements as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust is permitted to issue debt up to 33 1⁄3% of their total managed assets. A Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Trust may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by its credit facility, which may be more stringent than those imposed by the 1940 Act.
Derivative Financial Instruments

The Trusts may invest in various derivative financial instruments, including financial futures contracts, foreign currency exchange contracts, options and swaps, as specified in Note 4 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market, equity, credit, interest rate, foreign currency exchange rate and/or other risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Trusts’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Trust to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Trust can realize on an investment, may result in lower dividends paid to shareholders and/or may cause a Trust to hold an investment that it might otherwise sell. The Trusts’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments February 28, 2014 (Unaudited)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)
Common Stocks — 0.0%		Shares	Value
Paper & Forest Products — 0.0%
NewPage Holdings, Inc.		1,720	$142,760

Asset-Backed Securities		Par (000)
Asset-Backed Securities — 5.4%
321 Henderson Receivables I LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (a)	USD	632	668,684
ACAS CLO Ltd., Series 2013-1A, Class C, 2.99%, 4/20/25 (a)(b)		500	492,500
AmeriCredit Automobile Receivables Trust, Series 2011-5, Class C, 3.44%, 10/08/17		400	413,328
Apidos CDO XI, Series 2012-11A, Class D, 4.49%, 1/17/23 (a)(b)		600	601,708
Atrium CDO Corp., Series 9A, Class D, 3.73%, 2/28/24 (a)(b)		750	726,656
Babson CLO Ltd., Series 2012-1X, Class B, 2.74%, 4/15/22 (b)		500	488,013
Brookside Mill CLO Ltd., Series 2013-1A, Class C1, 2.94%, 4/17/25 (a)(b)		500	491,141
CarMax Auto Owner Trust, Series 2012-1:
Class B, 1.76%, 8/15/17		210	214,446
Class C, 2.20%, 10/16/17		125	128,674
Class D, 3.09%, 8/15/18		155	159,363
Cavalry CLO II, Series 2A, Class D, 4.24%, 1/17/24 (a)(b)		770	755,737
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A3, 3.03%, 10/15/25		1,105	1,090,045
CIFC Funding Ltd. (a)(b):
Series 2012-1A, Class B1L, 5.49%, 8/14/24		750	753,750
Series 2013-IA, Class B, 3.05%, 4/16/25		500	492,750
Series 2013-IA, Class C, 3.84%, 4/16/25		500	485,481
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV2, 0.31%, 1/25/37 (b)		946	835,294
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.88%, 3/21/24 (a)(b)		500	486,375
Ford Credit Floorplan Master Owner Trust, Series 2012-2:
Class B, 2.32%, 1/15/19		245	251,613
Class C, 2.86%, 1/15/19		105	109,435
Class D, 3.50%, 1/15/19		200	211,410
Galaxy XV CLO Ltd., Series 2013-15A, Class C, 2.84%, 4/15/25 (a)(b)		500	487,302
ING IM CLO Ltd., Series 2012-2A, Class C, 3.69%, 10/15/22 (a)(b)		750	751,643
Nelnet Student Loan Trust (b):
Series 2006-1, Class A5, 0.35%, 8/23/27		525	514,083
Series 2008-3, Class A4, 1.88%, 11/25/24		615	638,824
OZLM Funding III Ltd., Series 2013-3A, Class B, 3.34%, 1/22/25 (a)(b)		750	745,617

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (concluded)
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class C, 3.19%, 10/15/15 (a)	USD	442	$444,712
Santander Drive Auto Receivables Trust:
Series 2010-2, Class C, 3.89%, 7/17/17		872	884,142
Series 2010-B, Class C, 3.02%, 10/17/16 (a)		292	293,812
Series 2011-1, Class D, 4.01%, 2/15/17		940	974,682
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		67	67,514
Series 2011-S2A, Class C, 2.86%, 6/15/17 (a)		141	141,191
Series 2012-1, Class B, 2.72%, 5/16/16		240	242,046
Series 2012-1, Class C, 3.78%, 11/15/17		325	335,509
SLM Private Credit Student Loan Trust, Series 2004-B, Class A2, 0.44%, 6/15/21 (b)		129	127,625
SLM Private Education Loan Trust, Series 2012-A, Class A1, 1.55%, 8/15/25 (a)(b)		225	227,866
SLM Student Loan Trust:
Series 2008-5, Class A3, 1.54%, 1/25/18 (b)		515	519,212
Series 2008-5, Class A4, 1.94%, 7/25/23 (b)		615	641,326
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		345	365,128
Series 2014-A, Class B, 3.50%, 11/15/44 (a)(c)		250	236,797
Structured Asset Securities Corp., Series 2002-AL1, Class A2, 3.45%, 2/25/32		1,082	1,076,690
Symphony CLO VII Ltd., Series 2011-7A, Class E, 3.84%, 7/28/21 (a)(b)		750	715,172
United States Small Business Administration, Series 2004-P10B, Class 1, 4.75%, 8/10/14		72	72,780
World Financial Network Credit Card Master Trust, Series 2012-C, Class C, 4.55%, 8/15/22		1,180	1,241,478
			21,601,554
Interest Only Asset-Backed Securities — 0.2%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (a)		2,870	205,402
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29 (a)		5,120	340,816
			546,218
Total Asset-Backed Securities — 5.6%			22,147,772

Corporate Bonds
Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21		230	255,875
United Technologies Corp. (d):
4.88%, 5/01/15		1,125	1,181,562
6.13%, 7/15/38		700	879,759
			2,317,196
Airlines — 1.9%
American Airlines Pass-Through Trust, Series 2013-2 (a):
Class A, 4.95%, 7/15/24		2,285	2,445,263
Class B, 5.60%, 1/15/22		507	526,979

Portfolio Abbreviations

ADR AUD CAD CLO EUR GBP GO	American Depositary Receipts Australian Dollar Canadian Dollar Collateralized Loan Obligation Euro British Pound General Obligation Bonds	LIBOR OTC PIK RB REMIC TBA USD	London Interbank Offered Rate Over-the-Counter Payment-In-Kind Revenue Bonds Real Estate Mortgage Investment Conduit To Be Announced US Dollar

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	13

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Airlines (concluded)
Continental Airlines Pass-Through Trust:
Series 2010-1, Class B, 6.00%, 7/12/20	USD	471	$496,014
Series 2012-3, Class C, 6.13%, 4/29/18		500	529,375
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 2/15/27		2,000	2,052,000
US Airways Pass-Through Trust, Series 2012-1, Class C, 9.13%, 10/01/15		1,308	1,386,020
			7,435,651
Auto Components — 1.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (a):
3.50%, 3/15/17		522	528,525
4.88%, 3/15/19		900	918,000
6.00%, 8/01/20		953	1,005,415
5.88%, 2/01/22		911	929,220
Jaguar Land Rover Automotive PLC, 4.13%, 12/15/18 (a)		750	765,000
			4,146,160
Auto Parts — 0.0%
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20		161	163,415
Automobiles — 0.8%
Ford Motor Co., 4.75%, 1/15/43		1,995	1,929,025
General Motors Co., 6.25%, 10/02/43 (a)		1,253	1,387,698
			3,316,723
Building Products — 0.1%
Cemex SAB de CV, 5.88%, 3/25/19 (a)		200	206,000
Momentive Performance Materials, Inc., 8.88%, 10/15/20		255	272,850
			478,850
Capital Markets — 3.6%
CDP Financial, Inc., 5.60%, 11/25/39 (a)(d)		2,935	3,485,850
The Goldman Sachs Group, Inc. (d):
5.38%, 3/15/20		1,220	1,374,262
5.25%, 7/27/21		3,165	3,525,158
5.75%, 1/24/22		1,800	2,055,594
Morgan Stanley:
4.20%, 11/20/14		490	502,857
4.00%, 7/24/15		410	427,667
6.25%, 8/28/17 (d)		1,930	2,225,850
Murray Street Investment Trust I, 4.65%, 3/09/17		825	894,152
			14,491,390
Chemicals — 1.3%
Axiall Corp., 4.88%, 5/15/23 (a)		152	150,100
The Dow Chemical Co., 4.13%, 11/15/21		350	367,737
Huntsman International LLC, 4.88%, 11/15/20		298	303,587
Methanex Corp., 3.25%, 12/15/19		2,074	2,087,910
Nufarm Australia Ltd., 6.38%, 10/15/19 (a)		245	254,188
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		1,800	1,867,500
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding BV, 7.38%, 5/01/21 (a)		151	163,080
			5,194,102
Commercial Banks — 3.1%
CIT Group, Inc.:
5.50%, 2/15/19 (a)		398	432,825
5.38%, 5/15/20		1,650	1,782,000
Depfa ACS Bank, 5.13%, 3/16/37 (a)		3,775	3,359,750
HSBC Bank Brasil SA – Banco Multiplo, 4.00%, 5/11/16 (a)		1,400	1,452,500
HSBC Bank PLC, 3.10%, 5/24/16 (a)		700	735,301
HSBC Holdings PLC, 6.10%, 1/14/42		305	371,115
Rabobank Nederland (d):
3.88%, 2/08/22		1,390	1,436,472
3.95%, 11/09/22		1,500	1,486,874

Corporate Bonds		Par (000)	Value
Commercial Banks (concluded)
Wells Fargo & Co., 3.50%, 3/08/22 (d)	USD	1,390	$1,423,197
			12,480,034
Commercial Services & Supplies — 1.4%
ADS Waste Holdings, Inc., 8.25%, 10/01/20		246	266,910
The ADT Corp., 4.88%, 7/15/42		539	433,895
Aviation Capital Group Corp. (a):
4.63%, 1/31/18		650	677,249
7.13%, 10/15/20		900	1,010,191
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (a)		217	226,223
Interactive Data Corp., 10.25%, 8/01/18		1,330	1,443,050
Mobile Mini, Inc., 7.88%, 12/01/20		320	357,600
United Rentals North America, Inc.:
5.75%, 7/15/18		194	208,065
7.38%, 5/15/20		385	430,237
7.63%, 4/15/22		452	513,585
			5,567,005
Communications Equipment — 1.3%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (e)		4,330	4,384,125
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		530	584,325
			4,968,450
Construction & Engineering — 0.1%
ABB Finance USA, Inc., 4.38%, 5/08/42		192	188,585
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (a)		96	101,400
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		200	212,500
			502,485
Construction Materials — 1.0%
HD Supply, Inc.:
8.13%, 4/15/19		1,815	2,041,875
7.50%, 7/15/20		1,544	1,690,680
Lafarge SA, 7.13%, 7/15/36		135	142,425
			3,874,980
Consumer Finance — 0.8%
Discover Financial Services, 3.85%, 11/21/22		250	246,528
Ford Motor Credit Co. LLC:
4.25%, 9/20/22		800	826,622
8.13%, 1/15/20		1,265	1,602,315
SLM Corp., 6.25%, 1/25/16		661	713,880
			3,389,345
Containers & Packaging — 0.5%
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		91	99,645
Sealed Air Corp. (a):
6.50%, 12/01/20		550	608,437
8.38%, 9/15/21		225	259,594
Smurfit Kappa Acquisitions (a):
4.88%, 9/15/18		410	431,525
7.75%, 11/15/19	EUR	410	609,239
			2,008,440
Diversified Consumer Services — 0.2%
APX Group, Inc., 6.38%, 12/01/19	USD	636	655,875
Diversified Financial Services — 8.5%
Aircastle Ltd., 6.25%, 12/01/19		708	771,720
Ally Financial, Inc.:
5.50%, 2/15/17		1,500	1,638,750
6.25%, 12/01/17		160	180,000
8.00%, 3/15/20		560	693,000
8.00%, 11/01/31		300	378,000
Bank of America Corp. (d):
5.63%, 7/01/20		1,100	1,266,367
3.30%, 1/11/23		4,990	4,855,050
Capital One Financial Corp., 4.75%, 7/15/21		960	1,051,586
FMR LLC, 4.95%, 2/01/33 (a)(d)		1,150	1,197,972

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Diversified Financial Services (concluded)
General Electric Capital Corp.:
6.15%, 8/07/37 (d)	USD	2,150	$2,615,357
6.88%, 1/10/39		135	177,850
General Motors Financial Co., Inc., 4.25%, 5/15/23		401	405,010
IntercontinentalExchange Group, Inc., 4.00%, 10/15/23		235	244,901
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		500	528,750
Jefferies LoanCore LLC/JLC Finance Corp., 6.88%, 6/01/20 (a)		626	638,520
JPMorgan Chase & Co. (d):
3.70%, 1/20/15		3,425	3,523,191
6.30%, 4/23/19		2,000	2,375,426
JPMorgan Chase Bank NA, 6.00%, 10/01/17		800	920,054
Macquarie Bank Ltd., 10.25%, 6/20/57 (b)		900	1,021,500
Moody’s Corp., 4.50%, 9/01/22		900	930,710
Northern Trust Corp., 3.95%, 10/30/25		4,000	4,059,652
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		200	212,750
7.88%, 8/15/19		560	618,800
5.75%, 10/15/20		1,000	1,045,000
6.88%, 2/15/21		680	739,500
WMG Acquisition Corp., 11.50%, 10/01/18		562	639,275
			32,728,691
Diversified Telecommunication Services — 3.1%
CenturyLink, Inc., Series V, 5.63%, 4/01/20		400	418,000
Level 3 Financing, Inc.:
8.13%, 7/01/19		698	767,800
8.63%, 7/15/20		650	730,438
Telecom Italia Capital SA, 6.00%, 9/30/34		1,550	1,451,187
Verizon Communications, Inc. (d):
3.50%, 11/01/21		500	504,673
6.40%, 2/15/38		3,483	4,074,584
6.55%, 9/15/43		3,376	4,132,838
Windstream Corp., 7.75%, 10/15/20		120	129,000
			12,208,520
Electric Utilities — 5.5%
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		121	153,474
5.95%, 12/15/36		217	232,915
CMS Energy Corp., 5.05%, 3/15/22		915	1,020,955
Duke Energy Carolinas LLC:
6.10%, 6/01/37		315	380,132
6.00%, 1/15/38 (d)		825	1,013,644
4.25%, 12/15/41 (d)		375	371,566
Duke Energy Florida, Inc., 6.40%, 6/15/38 (d)		430	558,509
E.ON International Finance BV, 6.65%, 4/30/38 (a)(d)		1,525	1,923,016
Electricite de France SA, 5.60%, 1/27/40 (a)(d)		1,400	1,526,206
Florida Power Corp., 6.35%, 9/15/37 (d)		1,325	1,709,018
Hydro Quebec:
9.40%, 2/01/21		390	528,186
Series HY, 8.40%, 1/15/22		730	966,389
Series IO, 8.05%, 7/07/24 (d)		1,900	2,610,482
Jersey Central Power & Light Co., 7.35%, 2/01/19		245	295,236
Ohio Power Co., Series D, 6.60%, 3/01/33		1,500	1,847,529
PacifiCorp, 6.25%, 10/15/37		575	725,618
Public Service Co. of Colorado, Series 17, 6.25%, 9/01/37 (d)		1,200	1,538,288
Southern California Edison Co.:
5.63%, 2/01/36		625	730,307
Series 08-A, 5.95%, 2/01/38 (d)		1,075	1,322,313
Virginia Electric and Power Co., Series A, 6.00%, 5/15/37 (d)		2,000	2,446,640
			21,900,423

Corporate Bonds		Par (000)	Value
Energy Equipment & Services — 2.5%
Calfrac Holdings LP, 7.50%, 12/01/20 (a)	USD	470	$491,150
Ensco PLC:
3.25%, 3/15/16		160	167,520
4.70%, 3/15/21 (d)		1,745	1,878,943
EOG Resources, Inc., 2.63%, 3/15/23 (d)		1,902	1,798,164
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		71	72,953
GrafTech International Ltd., 6.38%, 11/15/20		580	595,950
Noble Holding International Ltd., 5.25%, 3/15/42		350	344,118
Peabody Energy Corp.:
6.00%, 11/15/18		1,251	1,354,207
6.25%, 11/15/21		1,239	1,279,268
Seadrill Ltd., 5.63%, 9/15/17 (a)		1,590	1,657,575
Transocean, Inc., 6.50%, 11/15/20		350	395,837
			10,035,685
Food & Staples Retailing — 0.1%
Rite Aid Corp., 6.75%, 6/15/21		279	306,900
Food Products — 1.1%
Barry Callebaut Services NV, 5.50%, 6/15/23 (a)		593	610,215
Kraft Foods Group, Inc.:
5.38%, 2/10/20		1,570	1,795,769
5.00%, 6/04/42		997	1,039,201
Pinnacle Foods Finance LLC, 4.88%, 5/01/21		224	218,120
Smithfield Foods, Inc. (a):
5.25%, 8/01/18		329	345,039
5.88%, 8/01/21		169	174,070
			4,182,414
Gas Utilities — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/01/18		380	404,700
Health Care Equipment & Supplies — 0.4%
Boston Scientific Corp., 6.25%, 11/15/15		1,251	1,361,822
Teleflex, Inc., 6.88%, 6/01/19		385	409,063
			1,770,885
Health Care Providers & Services — 4.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75%, 2/15/19		175	189,000
6.00%, 10/15/21		204	212,670
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		400	423,500
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (a)	EUR	494	721,076
HCA, Inc.:
6.50%, 2/15/20	USD	2,118	2,390,692
7.25%, 9/15/20		350	380,625
4.75%, 5/01/23		1,161	1,161,000
LifePoint Hospitals, Inc., 5.50%, 12/01/21 (a)		278	290,858
Symbion, Inc., 8.00%, 6/15/16		455	478,887
Tenet Healthcare Corp.:
6.25%, 11/01/18		859	951,342
6.00%, 10/01/20 (a)		622	668,650
4.50%, 4/01/21		383	382,043
4.38%, 10/01/21		1,765	1,742,937
8.13%, 4/01/22		1,157	1,295,840
UnitedHealth Group, Inc., 2.88%, 3/15/22 (d)		2,000	1,947,356
WellPoint, Inc., 4.65%, 1/15/43 (d)		4,005	3,901,383
			17,137,859
Hotels, Restaurants & Leisure — 2.8%
MCE Finance Ltd., 5.00%, 2/15/21 (a)		935	932,662
PNK Finance Corp., 6.38%, 8/01/21 (a)		274	286,330
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)		865	875,813
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	1,851	3,257,899
Series A4, 5.66%, 6/30/27		639	1,074,774

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	15

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
The Unique Pub Finance Co. PLC (concluded):
Series M, 7.40%, 3/28/24	GBP	1,500	$2,549,504
Series N, 6.46%, 3/30/32		1,195	1,780,969
Wynn Macau Ltd., 5.25%, 10/15/21 (a)	USD	416	427,440
			11,185,391
Household Durables — 0.9%
Beazer Homes USA, Inc., 6.63%, 4/15/18		580	626,400
Standard Pacific Corp., 10.75%, 9/15/16		2,100	2,551,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)		372	368,280
			3,546,180
Household Products — 0.1%
Spectrum Brands, Inc.:
6.38%, 11/15/20		200	218,000
6.63%, 11/15/22		275	299,750
			517,750
Independent Power Producers & Energy Traders — 0.4%
Calpine Corp. (a):
7.50%, 2/15/21		48	52,920
6.00%, 1/15/22		137	145,220
5.88%, 1/15/24		194	198,850
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.25%, 12/01/20 (a)		890	925,600
NRG REMA LLC, Series C, 9.68%, 7/02/26		315	305,550
			1,628,140
Industrial Conglomerates — 0.0%
Smiths Group PLC, 3.63%, 10/12/22 (a)		180	171,708
Insurance — 4.7%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (a)		613	651,313
American International Group, Inc. (d):
3.80%, 3/22/17		5,580	5,994,421
5.45%, 5/18/17		800	899,886
AXA SA, 5.25%, 4/16/40 (b)	EUR	250	381,112
Five Corners Funding Trust, 4.42%, 11/15/23 (a)	USD	1,025	1,045,951
Hartford Financial Services Group, Inc.:
6.00%, 1/15/19		345	403,698
5.13%, 4/15/22		930	1,038,658
Hartford Life Global Funding Trusts, 0.42%, 6/16/14 (b)		425	424,947
Liberty Mutual Group, Inc., 6.50%, 5/01/42 (a)		1,000	1,168,444
Lincoln National Corp., 6.25%, 2/15/20		630	739,147
Manulife Financial Corp., 3.40%, 9/17/15 (d)		1,630	1,695,335
MetLife Global Funding I, 5.13%, 6/10/14 (a)		775	785,014
Montpelier Re Holdings Ltd., 4.70%, 10/15/22		450	452,828
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		340	362,950
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)	EUR	200	325,963
Prudential Financial, Inc. (d):
7.38%, 6/15/19	USD	250	310,994
5.38%, 6/21/20		250	286,878
4.50%, 11/15/20		450	493,747
5.90%, 3/17/36		500	572,316
5.70%, 12/14/36		675	764,974
			18,798,576
Internet Software & Services — 0.1%
Equinix, Inc., 4.88%, 4/01/20		86	87,398
VeriSign, Inc., 4.63%, 5/01/23		345	336,375
			423,773
IT Services — 0.5%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (a)		440	503,250
First Data Corp. (a):
7.38%, 6/15/19		775	839,906
6.75%, 11/01/20		680	734,400
			2,077,556

Corporate Bonds		Par (000)	Value
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.20%, 10/01/22	USD	250	$237,873
Machinery — 0.1%
Allegion US Holding Co., Inc., 5.75%, 10/01/21 (a)		446	465,512
Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (a)(d)		1,050	1,127,437
Media — 5.5%
AMC Networks, Inc.:
7.75%, 7/15/21		320	363,200
4.75%, 12/15/22		343	344,715
Cinemark USA, Inc., 5.13%, 12/15/22		175	175,875
Clear Channel Communications, Inc., 9.00%, 12/15/19		305	320,250
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22		2,495	2,652,120
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22 (d)		600	854,107
Comcast Corp., 6.45%, 3/15/37 (d)		790	972,161
Cox Communications, Inc., 8.38%, 3/01/39 (a)		1,740	2,221,221
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41		260	282,271
5.15%, 3/15/42		2,100	1,979,393
Gray Television, Inc., 7.50%, 10/01/20		332	361,880
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (a)		109	119,628
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		292	304,410
NBCUniversal Media LLC (d):
5.15%, 4/30/20		1,983	2,267,325
4.38%, 4/01/21		1,015	1,102,640
News America, Inc., 7.63%, 11/30/28		385	492,733
Omnicom Group, Inc., 3.63%, 5/01/22 (d)		2,355	2,349,136
Sirius XM Holdings, Inc. (a):
4.25%, 5/15/20		559	546,422
4.63%, 5/15/23		275	258,500
TCI Communications, Inc., 7.88%, 2/15/26		610	811,342
Time Warner, Inc.:
4.70%, 1/15/21		350	381,646
6.10%, 7/15/40		215	246,083
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (a)		255	263,925
Univision Communications, Inc., 5.13%, 5/15/23 (a)		1,153	1,181,825
Virgin Media Secured Finance PLC:
6.50%, 1/15/18		525	544,031
5.38%, 4/15/21 (a)		395	406,850
			21,803,689
Metals & Mining — 3.9%
Alcoa, Inc., 5.40%, 4/15/21		1,450	1,526,783
ArcelorMittal:
9.50%, 2/15/15		262	280,995
4.25%, 2/25/15		174	178,133
4.25%, 8/05/15		173	178,406
5.00%, 2/25/17		213	227,644
6.13%, 6/01/18		313	344,300
Commercial Metals Co., 4.88%, 5/15/23		534	513,975
Corp. Nacional del Cobre de Chile, 3.00%, 7/17/22 (a)		1,565	1,464,151
Freeport-McMoRan Copper & Gold, Inc.:
3.55%, 3/01/22		540	520,650
5.45%, 3/15/43		450	444,401
New Gold, Inc., 6.25%, 11/15/22 (a)		440	440,000
Newcrest Finance Property Ltd., 4.45%, 11/15/21 (a)		475	427,125
Novelis, Inc., 8.75%, 12/15/20 (d)		4,120	4,635,000
Teck Resources Ltd., 5.38%, 10/01/15		2,359	2,519,372
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (a)		602	650,160
Xstrata Canada Corp., 6.20%, 6/15/35		1,250	1,286,303
			15,637,398

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Multiline Retail — 0.8%
Dollar General Corp., 3.25%, 4/15/23	USD	2,000	$1,877,578
Dufry Finance SCA, 5.50%, 10/15/20 (a)		1,260	1,291,500
			3,169,078
Oil, Gas & Consumable Fuels — 10.1%
Access Midstream Partners LP/ACMP Finance Corp., 6.13%, 7/15/22		400	434,000
Anadarko Petroleum Corp., 5.95%, 9/15/16		1,916	2,140,122
Antero Resources Finance Corp., 5.38%, 11/01/21 (a)		153	156,443
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (a)		159	168,540
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		99	106,425
BP Capital Markets PLC, 3.13%, 10/01/15		330	343,467
Burlington Resources Finance Co., 7.40%, 12/01/31		875	1,200,275
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		400	440,000
Cenovus Energy, Inc., 6.75%, 11/15/39		750	936,535
Chesapeake Energy Corp., 5.75%, 3/15/23		615	661,125
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36 (d)		535	651,552
Continental Resources, Inc.:
5.00%, 9/15/22		2,000	2,095,000
4.50%, 4/15/23		113	117,009
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.13%, 3/01/22 (a)		110	114,950
Denbury Resources, Inc., 4.63%, 7/15/23		623	587,177
El Paso LLC, 7.80%, 8/01/31		45	47,713
El Paso Natural Gas Co., 8.38%, 6/15/32		275	371,608
Energy Transfer Partners LP, 7.50%, 7/01/38		500	611,026
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17		455	497,087
Enterprise Products Operating LLC, 6.13%, 10/15/39		700	808,920
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)		505	596,536
Kinder Morgan Energy Partners LP:
6.50%, 9/01/39 (d)		3,000	3,378,939
6.55%, 9/15/40		110	125,405
6.38%, 3/01/41		150	167,060
Kinder Morgan, Inc., 5.63%, 11/15/23 (a)		170	170,886
Kodiak Oil & Gas Corp.:
8.13%, 12/01/19		110	122,375
5.50%, 2/01/22		106	108,915
Linn Energy LLC/Linn Energy Finance Corp., 7.25%, 11/01/19 (a)		237	247,073
Marathon Petroleum Corp., 6.50%, 3/01/41		997	1,204,125
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22		73	78,840
4.50%, 7/15/23		25	24,219
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21		212	223,660
MidAmerican Energy Co., 5.80%, 10/15/36		700	841,000
MidAmerican Energy Holdings Co. (d):
5.95%, 5/15/37		800	935,694
6.50%, 9/15/37		1,900	2,372,226
Nexen, Inc., 7.50%, 7/30/39		1,000	1,314,199
Oasis Petroleum, Inc., 6.88%, 3/15/22 (a)		276	299,460
Pacific Drilling SA, 5.38%, 6/01/20 (a)		368	372,600
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		47	51,583
PDC Energy, Inc., 7.75%, 10/15/22		260	284,050
Petrobras International Finance Co.:
3.88%, 1/27/16		1,340	1,376,850
5.75%, 1/20/20		1,725	1,795,244
Pioneer Natural Resources Co., 3.95%, 7/15/22		350	358,300
Premier Oil PLC, 5.00%, 6/09/18		1,900	1,976,000

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Range Resources Corp.:
5.75%, 6/01/21	USD	107	$115,025
5.00%, 8/15/22		26	26,780
5.00%, 3/15/23		62	63,085
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23		249	232,815
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (a)		118	126,850
Rosetta Resources, Inc., 5.63%, 5/01/21		239	246,170
Sabine Pass Liquefaction LLC (a):
5.63%, 2/01/21		1,787	1,831,675
6.25%, 3/15/22		398	411,930
5.63%, 4/15/23		468	459,810
SandRidge Energy, Inc.:
8.75%, 1/15/20		35	37,888
7.50%, 2/15/23		382	403,010
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21 (a)		386	409,160
Ultra Petroleum Corp., 5.75%, 12/15/18 (a)		357	373,957
Western Gas Partners LP, 5.38%, 6/01/21		710	766,303
Whiting Petroleum Corp., 5.00%, 3/15/19		821	868,207
The Williams Cos., Inc., Series A, 7.50%, 1/15/31		2,500	2,703,510
			39,990,388
Paper & Forest Products — 0.3%
International Paper Co.:
7.50%, 8/15/21		75	94,734
4.75%, 2/15/22		420	455,447
6.00%, 11/15/41		435	504,517
NewPage Corp., 11.38%, 12/31/14 (f)(g)		397	—
			1,054,698
Pharmaceuticals — 1.1%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (a)	EUR	200	303,694
Forest Laboratories, Inc. (a):
4.38%, 2/01/19	USD	228	243,960
5.00%, 12/15/21		379	405,530
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (a)		520	582,400
Salix Pharmaceuticals Ltd., 6.00%, 1/15/21 (a)		162	173,340
Valeant Pharmaceuticals International, Inc. (a):
6.75%, 8/15/18		1,321	1,456,402
6.38%, 10/15/20		575	628,188
5.63%, 12/01/21		376	399,030
			4,192,544
Real Estate Investment Trusts (REITs) — 0.7%
Felcor Lodging LP, 5.63%, 3/01/23		247	248,235
Simon Property Group LP, 4.75%, 3/15/42		835	862,855
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		275	295,968
Vornado Realty LP, 5.00%, 1/15/22		1,185	1,267,491
			2,674,549
Real Estate Management & Development — 0.6%
Lennar Corp., 4.75%, 11/15/22		440	420,200
Realogy Corp. (a)(d):
7.88%, 2/15/19		374	405,790
7.63%, 1/15/20		520	583,700
The Realogy Group LLC/Sunshine Group Florida Ltd., 3.38%, 5/01/16 (a)		476	480,760
WEA Finance LLC, 4.63%, 5/10/21 (a)		305	331,447
			2,221,897
Road & Rail — 0.7%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		950	1,093,459

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	17

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Road & Rail (concluded)
The Hertz Corp.:
4.25%, 4/01/18	USD	236	$243,670
5.88%, 10/15/20		230	243,800
7.38%, 1/15/21		620	682,000
6.25%, 10/15/22		385	407,138
			2,670,067
Semiconductors & Semiconductor Equipment — 0.1%
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (a)		470	500,550
Software — 0.7%
Activision Blizzard, Inc. (a):
5.63%, 9/15/21		538	578,350
6.13%, 9/15/23		188	203,980
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		1,085	1,087,712
Oracle Corp., 5.38%, 7/15/40		775	874,294
			2,744,336
Specialty Retail — 0.7%
The Home Depot, Inc., 5.88%, 12/16/36 (d)		830	1,002,708
New Academy Finance Co. LLC/New Academy Finance Corp., 8.00% (8.00% Cash or 8.75% PIK), 6/15/18 (a)(h)		244	249,490
QVC, Inc. (a):
7.50%, 10/01/19		395	422,577
7.38%, 10/15/20		975	1,056,440
			2,731,215
Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp., 4.50%, 12/15/22		490	482,650
SIWF Merger Sub, Inc., 6.25%, 6/01/21 (a)		402	412,050
The William Carter Co., 5.25%, 8/15/21 (a)		328	336,200
			1,230,900
Thrifts & Mortgage Finance — 0.4%
Radian Group, Inc., 5.38%, 6/15/15		1,400	1,442,000
Tobacco — 1.2%
Altria Group, Inc.:
9.95%, 11/10/38		258	409,215
10.20%, 2/06/39		447	726,926
5.38%, 1/31/44 (d)		2,015	2,103,188
Lorillard Tobacco Co., 7.00%, 8/04/41		500	564,870
Reynolds American, Inc., 4.75%, 11/01/42		1,050	986,403
			4,790,602
Wireless Telecommunication Services — 2.3%
America Movil SAB de CV, 2.38%, 9/08/16		795	821,235
Crown Castle International Corp., 5.25%, 1/15/23		465	476,625
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		1,560	1,794,003
Digicel Group Ltd., 8.25%, 9/30/20 (a)		460	486,450
Digicel Ltd., 6.00%, 4/15/21 (a)		750	753,750
Rogers Communications, Inc., 7.50%, 8/15/38 (d)		1,150	1,487,496
SBA Tower Trust, 5.10%, 4/15/42 (a)		360	389,724
Sprint Communications, Inc. (a):
9.00%, 11/15/18		530	649,250
7.00%, 3/01/20		888	1,025,640
Sprint Corp., 7.88%, 9/15/23 (a)		1,041	1,152,908
			9,037,081
Total Corporate Bonds — 82.4%			327,737,066

Foreign Agency Obligations
Iceland Government International Bond, 5.88%, 5/11/22		1,775	1,897,031
Italian Republic, 5.38%, 6/15/33		455	495,923
Slovenia Government International Bond:
4.38%, 4/02/14	EUR	1,600	2,214,488
4.13%, 2/18/19 (a)	USD	375	385,312
5.85%, 5/10/23 (a)		432	464,400
Total Foreign Agency Obligations — 1.4%			5,457,154

Municipal Bonds		Par (000)	Value
City of Detroit Michigan, GO, Taxable Capital Improvement, Limited Tax, Series A-2, 8.00%, 4/01/14 (f)(g)	USD	1,525	$457,500
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution:
Series EE, 5.50%, 6/15/43		465	507,282
Series GG, Build America Bonds, 5.72%, 6/15/42		700	836,297
Water & Sewer System, Fiscal 2011, Series EE, 5.38%, 6/15/43		385	416,924
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40		950	1,156,568
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40		1,275	1,548,589
Metropolitan Transportation Authority, RB, Build America Bonds, Series C, 7.34%, 11/15/39		625	874,694
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A, 7.06%, 4/01/57		1,000	1,064,610
New York State Dormitory Authority, RB, Build America Bonds:
5.63%, 3/15/39		550	633,397
5.60%, 3/15/40		950	1,102,751
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		385	463,663
State of California, GO, Build America Bonds, Various Purpose:
7.55%, 4/01/39		140	195,026
7.63%, 3/01/40		860	1,196,045
State of Illinois, GO, Pension, 5.10%, 6/01/33		1,000	984,140
University of California, RB, Build America Bonds, 5.95%, 5/15/45		445	531,993
Total Municipal Bonds — 3.0%			11,969,479

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.5%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37		736	624,302
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		1,122	1,044,592
Series 2006-OA21, Class A1, 0.34%, 3/20/47 (b)		702	542,057
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 2A1, 0.36%, 4/25/46 (b)		287	226,907
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.63%, 7/27/36 (a)(b)		1,001	992,846
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 5.06%, 6/19/35 (b)		710	714,378
GSR Mortgage Loan Trust:
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		304	294,379
Series 2007-4F, Class 3A1, 6.00%, 7/25/37		482	438,969
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.34%, 12/25/36 (b)		488	422,068
JP Morgan Mortgage Trust, Series 2006-S3, Class 1A12, 6.50%, 8/25/36		179	160,219
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 2.78%, 5/25/36 (b)		552	462,741
			5,923,458

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)
Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 13.4%
Banc of America Merrill Lynch Commercial Mortgage Trust, Class A4:
Series 2007-1, 5.45%, 1/15/49	USD	500	$540,428
Series 2007-2, 5.63%, 4/10/49 (b)		750	834,683
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.87%, 9/11/42		800	836,736
Citigroup Commercial Mortgage Trust (b):
Series 2008-C7, Class A4, 6.14%, 12/10/49		1,370	1,564,040
Series 2013-GC15, Class B, 5.11%, 9/10/46		3,590	3,812,910
Series 2013-GC15, Class XA, 1.30%, 9/10/46		13,247	975,984
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,093	1,203,310
Commercial Mortgage Trust:
Series 2006-C7, Class AM, 5.78%, 6/10/46 (b)		1,750	1,896,850
Series 2013-CR11, Class B, 5.16%, 10/10/46 (b)		3,495	3,747,559
Series 2013-CR11, Class C, 5.17%, 10/10/46 (a)(b)		3,260	3,357,637
Series 2013-LC6, Class B, 3.74%, 1/10/46		695	674,666
Series 2013-LC6, Class D, 4.29%, 1/10/46 (a)(b)		835	744,465
Credit Suisse Commercial Mortgage Trust:
Series 2006-C3, Class AM, 5.79%, 6/15/38 (b)		1,000	1,085,837
Series 2006-C5, Class AM, 5.34%, 12/15/39		1,750	1,889,493
Series 2010-RR2, Class 2A, 5.76%, 9/15/39 (a)(b)		1,010	1,106,872
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		705	725,041
DBRR Trust, Series 2011-C32, Class A3A, 5.75%, 6/17/49 (a)(b)		365	409,873
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.82%, 7/10/38 (b)		1,141	1,246,375
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.68%, 2/10/46 (a)		1,250	1,194,840
Hilton USA Trust, Series 2013-HLT, 4.41%, 11/05/30 (a)		2,950	3,019,195
JPMorgan Chase Commercial Mortgage Securities Trust.:
Series 2004-CB8, Class A1A, 4.16%, 1/12/39 (a)		338	337,891
Series 2004-LN2, Class A2, 5.12%, 7/15/41		712	717,398
Series 2006-CB14, Class AM, 5.45%, 12/12/44 (b)		330	355,051
LB-UBS Commercial Mortgage Trust (b):
Series 2004-C8, Class C, 4.93%, 12/15/39		1,385	1,409,981
Series 2007-C6, Class A4, 5.86%, 7/15/40		5,168	5,575,843
Series 2007-C7, Class A3, 5.87%, 9/15/45		1,103	1,258,000
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4, 5.45%, 2/12/44 (b)		4,000	4,410,380
Morgan Stanley Reremic Trust, Series 2011, Class A, 2.50%, 3/23/51 (a)		185	187,657
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (a)		851	874,145
Titan Europe PLC, Series 2007-1X, Class A, 0.77%, 1/20/17 (b)	GBP	1,607	2,476,300
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 5.93%, 2/15/51 (b)	USD	2,185	2,410,957
WF-RBS Commercial Mortgage Trust:
Series 2012-C8, Class B, 4.31%, 8/15/45		695	708,077
Series 2012-C8, Class C, 4.88%, 8/15/45 (b)		895	925,730
Series 2013-C11, Class D, 4.18%, 3/15/45 (a)(b)		800	723,634
			53,237,838

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 1.1%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, 1.88%, 8/15/45 (a)(b)	USD	15,646	$1,459,301
Morgan Stanley Capital I Trust, Series 2012-C4, Class XA, 2.66%, 3/15/45 (a)(b)		9,403	1,141,749
WF-RBS Commercial Mortgage Trust, Class XA (a)(b):
Series 2012-C8, 2.23%, 8/15/45		5,987	691,793
Series 2012-C9, 2.25%, 11/15/45		10,642	1,302,976
			4,595,819
Total Non-Agency Mortgage-Backed Securities — 16.0%			63,757,115

US Government Sponsored Agency Securities
Agency Obligations — 2.5%
Fannie Mae (d):
0.00%, 10/09/19 (i)		7,055	6,115,627
5.63%, 7/15/37 (j)		775	963,991
Federal Home Loan Bank (d):
5.25%, 12/09/22		675	793,306
5.37%, 9/09/24		1,075	1,267,069
Resolution Funding Corp., 0.00%, 7/15/18 – 10/15/18 (i)		1,050	981,071
			10,121,064
Collateralized Mortgage Obligations — 0.1%
Fannie Mae Mortgage-Backed Securities, Series 2005-5, Class PK, 5.00%, 12/25/34		317	338,299
Commercial Mortgage-Backed Securities — 0.7%
Freddie Mac Mortgage-Backed Securities (b):
Series 2012-K706, Class C, 4.02%, 11/25/44 (a)		165	165,328
Series 2013-K24, Class B, 3.50%, 11/25/45 (a)		1,750	1,647,200
Series K013, Class A2, 3.97%, 1/25/21		940	1,020,903
			2,833,431
Interest Only Collateralized Mortgage Obligations — 2.1%
Fannie Mae Mortgage-Backed Securities:
Series 2012-47, Class NI, 4.50%, 4/25/42		5,198	1,161,020
Series 2012-96, Class DI, 4.00%, 2/25/27		6,743	797,199
Series 2012-M9, Class X1, 4.07%, 12/25/17 (b)		12,552	1,583,300
Freddie Mac Mortgage-Backed Securities:
Series 2611, Class QI, 5.50%, 9/15/32		960	101,343
Series K707, Class X1, 1.56%, 12/25/18 (b)		2,485	160,090
Series K710, Class X1, 1.78%, 5/25/19 (b)		8,591	677,660
Ginnie Mae Mortgage-Backed Securities (b):
Series 2009-116, Class KS, 6.32%, 12/16/39		2,899	498,357
Series 2009-78, Class SD, 6.05%, 9/20/32		5,312	983,356
Series 2011-52, Class NS, 6.52%, 4/16/41		14,557	2,224,752
			8,187,077
Mortgage-Backed Securities — 7.3%
Fannie Mae Mortgage-Backed Securities:
3.00%, 3/01/44 (k)		16,300	15,833,285
4.00%, 12/01/41		3,117	3,270,874
4.50%, 7/01/41		3,846	4,133,783
5.00%, 8/01/34		2,374	2,603,951
5.50%, 6/01/38		1,455	1,610,322
6.00%, 12/01/38		1,191	1,325,650
Freddie Mac Mortgage-Backed Securities, 6.00%, 3/01/14 – 12/01/18		299	312,380
Ginnie Mae Mortgage-Backed Securities, 5.50%, 8/15/33		64	70,868
			29,161,113
Total US Government Sponsored Agency Securities — 12.7%			50,640,984

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	19

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)
US Treasury Obligations		Par (000)	Value
US Treasury Bonds:
8.13%, 8/15/21 (d)	USD	1,550	$2,189,254
6.25%, 8/15/23 (d)		5,085	6,688,763
3.50%, 2/15/39 (d)		330	329,794
4.25%, 5/15/39 (d)		6,045	6,821,408
4.38%, 5/15/40 (d)		6,375	7,336,229
4.75%, 2/15/41 (d)		1,630	1,986,817
4.38%, 5/15/41 (d)		800	920,500
3.13%, 11/15/41 (d)		9,930	9,149,562
3.13%, 2/15/42 (d)		6,268	5,765,582
3.00%, 5/15/42 (d)		2,730	2,445,056
3.13%, 2/15/43 (d)		2,337	2,137,168
US Treasury Notes:
2.25%, 7/31/18 (d)		495	515,148
1.75%, 5/15/22		156	148,407
Total US Treasury Obligations — 11.7%			46,433,688

Preferred Securities
Capital Trusts
Capital Markets — 0.8%
The Bank of New York Mellon Corp., Series D, 4.50% (b)(k)		1,698	1,572,772
Credit Suisse Group AG, 7.50% (a)(b)(l)		1,500	1,648,200
State Street Capital Trust IV, 1.24%, 6/01/77 (b)		70	54,250
			3,275,222
Commercial Banks — 0.5%
BNP Paribas SA, 7.20% (a)(b)(l)		1,000	1,058,750
Wachovia Capital Trust III, 5.57% (b)(l)		1,025	991,688
			2,050,438
Diversified Financial Services — 1.8%
Citigroup, Inc., Series D, 5.35% (b)(l)		1,050	984,375
General Electric Capital Corp., Series B, 6.25% (b)(l)		900	965,250
JPMorgan Chase & Co. (b)(l):
Series 1, 7.90%		3,500	3,927,700
Series Q, 5.15%		1,500	1,417,500
			7,294,825
Electric Utilities — 0.5%
Electricite de France SA, 5.25% (a)(b)(l)		2,100	2,114,700
Insurance — 3.7%
The Allstate Corp. (b):
5.75%, 8/15/53		1,000	1,040,100
6.50%, 5/15/67 (d)		1,950	2,035,312
American International Group, Inc., 8.18%, 5/15/68 (b)		970	1,249,166
AXA SA, 6.46% (a)(b)(l)		1,025	1,068,562
Genworth Holdings, Inc., 6.15%, 11/15/66 (b)		1,150	1,058,437
Liberty Mutual Group, Inc., 7.00%, 3/07/67 (b)		975	1,016,438
Lincoln National Corp., 6.05%, 4/20/67 (b)		675	669,938

Capital Trusts		Par (000)	Value
Insurance (concluded)
Metlife Capital Trust IV, 7.88%, 12/15/67 (a)	USD	640	$747,200
MetLife, Inc., 6.40%, 12/15/66		3,500	3,650,500
Swiss Re Capital I LP, 6.85% (a)(b)(l)		1,060	1,135,790
XL Group PLC, Series E, 6.50% (b)(l)		815	803,794
			14,475,237
Total Capital Trusts — 7.3%			29,210,422

Preferred Stocks		Shares
Capital Markets — 0.5%
The Goldman Sachs Group, Inc., Series J, 5.50% (b)		46,000	1,089,740
SCE Trust III, 5.75% (b)(l)		12,657	319,969
			1,409,709
Commercial Banks — 1.0%
US Bancorp, 6.00% (b)		150,000	4,134,000
Total Preferred Stocks — 1.5%			5,543,709

Trust Preferreds
Commercial Banks — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40		369,325	403,673
Total Preferred Securities — 8.9%			35,157,804
Total Long-Term Investments (Cost — $539,478,327) — 141.7%			563,443,822

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (l)(m)		3,061,475	3,061,475
Total Short-Term Securities (Cost — $3,061,475) — 0.8%			3,061,475

Options Purchased (Cost — $680,996) — 0.1%			553,090
Total Investments Before Options Written (Cost — $543,220,798) — 142.6%			567,058,387

Options Written
(Premiums Received — $2,380,530) — (0.4)%			(1,755,992)
Total Investments, Net of Options Written — 142.2%			565,302,395
Liabilities in Excess of Other Assets — (42.2)%			(167,783,608)
Net Assets — 100.0%			$397,518,787
Notes to Schedule of Investments

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.
(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Credit Suisse Securities (USA) LLC	$236,797	$1,787
(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)	Convertible security.

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(f)	Non-income producing security.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Zero-coupon bond.
(j)	All or a portion of security has been pledged in connection with open financial futures contracts.
(k)	Represents or includes a TBA transaction. Unsettled TBA transactions as of February 28, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation
Goldman Sachs & Co.	$15,833,285	$24,832
(l)	Security is perpetual in nature and has no stated maturity date.
(m)	Investments in issuers considered to be an affiliate of the Trust during the six months ended February 28, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at February 28, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,335,491	(2,274,016)	3,061,475	$1,205
(n)	Represents the current yield as of report date.
•
For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of February 28, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.35%	1/22/13	Open	$883,000	$886,460
BNP Paribas Securities Corp.	0.35%	1/22/13	Open	1,243,000	1,247,870
Credit Suisse Securities (USA) LLC	0.35%	2/01/13	Open	1,875,750	1,882,917
Credit Suisse Securities (USA) LLC	0.35%	2/01/13	Open	1,797,390	1,804,258
Deutsche Bank Securities, Inc.	(0.05)%	2/07/13	Open	2,194,387	2,193,070
Deutsche Bank Securities, Inc.	0.05%	2/07/13	Open	6,155,487	6,162,586
UBS Securities LLC	0.34%	2/07/13	Open	642,000	644,347
UBS Securities LLC	0.34%	2/07/13	Open	1,095,375	1,099,379
BNP Paribas Securities Corp.	0.32%	2/08/13	Open	1,968,000	1,974,752
BNP Paribas Securities Corp.	0.32%	2/08/13	Open	505,000	506,733
BNP Paribas Securities Corp.	0.02%	2/14/13	Open	9,942,412	9,950,649
BNP Paribas Securities Corp.	0.33%	2/14/13	Open	1,020,000	1,023,553
BNP Paribas Securities Corp.	0.34%	2/28/13	Open	2,269,000	2,276,843
BNP Paribas Securities Corp.	0.34%	2/28/13	Open	1,109,000	1,112,833
BNP Paribas Securities Corp.	0.33%	3/07/13	Open	1,884,000	1,890,200
BNP Paribas Securities Corp.	0.33%	3/07/13	Open	2,313,000	2,320,612
BNP Paribas Securities Corp.	0.33%	3/11/13	Open	879,000	881,860
BNP Paribas Securities Corp.	0.33%	3/11/13	Open	983,000	986,199
Barclays Capital, Inc.	0.35%	4/02/13	Open	553,137	554,922
Barclays Capital, Inc.	0.35%	4/02/13	Open	480,937	482,489
Barclays Capital, Inc.	0.35%	4/02/13	Open	995,362	998,575
Barclays Capital, Inc.	0.35%	4/02/13	Open	544,531	546,288
Barclays Capital, Inc.	0.35%	4/02/13	Open	304,000	304,981
Barclays Capital, Inc.	0.35%	4/02/13	Open	5,725,080	5,743,559
Barclays Capital, Inc.	0.35%	4/02/13	Open	727,819	730,168
Barclays Capital, Inc.	0.35%	4/02/13	Open	369,609	370,802
Barclays Capital, Inc.	0.35%	4/02/13	Open	280,250	281,155
BNP Paribas Securities Corp.	0.02%	4/02/13	Open	2,719,762	2,721,438
BNP Paribas Securities Corp.	0.03%	4/02/13	Open	533,363	533,686
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(0.03)%	4/02/13	Open	7,246,125	7,242,517
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.02%	4/02/13	Open	7,563,806	7,568,206
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.07%	4/02/13	Open	875,812	876,572
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.07%	4/02/13	Open	1,097,844	1,098,797
BNP Paribas Securities Corp.	0.06%	4/03/13	Open	851,538	852,281
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,648,500	1,653,805
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	3,437,844	3,448,907
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	2,020,500	2,027,002
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,700,969	1,706,443
UBS Securities LLC	0.32%	4/11/13	Open	1,630,000	1,634,694

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	21

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Reverse repurchase agreements outstanding as of February 28, 2014 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
UBS Securities LLC	0.40%	4/11/13	Open	$4,055,063	$4,073,514
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.00%	4/25/13	Open	8,430,938	8,433,416
BNP Paribas Securities Corp.	0.00%	4/29/13	Open	1,039,000	1,039,175
BNP Paribas Securities Corp.	0.05%	4/29/13	Open	377,850	377,991
BNP Paribas Securities Corp.	0.34%	5/24/13	Open	1,342,000	1,345,562
Barclays Capital, Inc.	0.60%	6/03/13	Open	3,258,750	3,273,414
Barclays Capital, Inc.	0.35%	6/24/13	Open	3,334,398	3,342,502
BNP Paribas Securities Corp.	0.03%	6/24/13	Open	5,876,250	5,878,271
Deutsche Bank Securities, Inc.	0.34%	8/29/13	Open	1,850,000	1,853,197
Credit Suisse Securities (USA) LLC	0.05%	9/17/13	Open	2,199,063	2,199,883
BNP Paribas Securities Corp.	0.34%	9/30/13	Open	3,569,000	3,574,123
BNP Paribas Securities Corp.	0.36%	9/30/13	Open	2,294,000	2,297,487
BNP Paribas Securities Corp.	0.36%	9/30/13	Open	871,000	872,324
BNP Paribas Securities Corp.	0.36%	9/30/13	Open	1,529,000	1,531,324
Deutsche Bank Securities, Inc.	0.00%	10/03/13	Open	348,000	348,900
BNP Paribas Securities Corp.	0.35%	10/22/13	Open	4,540,900	4,546,595
Credit Suisse Securities (USA) LLC	0.35%	10/22/13	Open	2,125,413	2,128,078
UBS Securities LLC	0.28%	2/10/14	Open	3,373,000	3,373,472
UBS Securities LLC	0.32%	2/10/14	Open	2,369,000	2,369,379
UBS Securities LLC	0.32%	2/10/14	Open	2,457,000	2,457,393
UBS Securities LLC	0.32%	2/10/14	Open	1,348,000	1,348,216
UBS Securities LLC	0.32%	2/10/14	Open	2,289,000	2,289,366
UBS Securities LLC	0.32%	2/10/14	Open	1,355,000	1,355,217
UBS Securities LLC	0.32%	2/10/14	Open	1,416,000	1,416,227
UBS Securities LLC	0.33%	2/10/14	Open	1,073,000	1,073,177
UBS Securities LLC	0.34%	2/10/14	Open	1,233,000	1,233,210
UBS Securities LLC	0.34%	2/10/14	Open	3,805,000	3,805,647
UBS Securities LLC	0.34%	2/10/14	Open	1,410,000	1,410,240
UBS Securities LLC	0.34%	2/10/14	Open	1,139,000	1,139,194
UBS Securities LLC	0.34%	2/10/14	Open	827,000	827,141
UBS Securities LLC	0.34%	2/10/14	Open	1,853,000	1,853,315
UBS Securities LLC	0.40%	2/10/14	Open	496,000	496,099
Credit Suisse Securities (USA) LLC	0.12%	2/12/14	3/13/14	12,546,860	12,547,529
Total				$166,096,074	$166,332,986

•	Financial futures contracts outstanding as of February 28, 2014 were as follows:

Contracts Purchased (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
63	2-Year US Treasury Note	Chicago Board of Trade	June 2014	USD	13,852,125	$3,332
203	5-Year US Treasury Note	Chicago Board of Trade	June 2014	USD	24,331,453	28,900
221	Long US Treasury Bond	Chicago Board of Trade	June 2014	USD	29,406,813	264,217
164	Ultra Long US Treasury Bond	Chicago Board of Trade	June 2014	USD	23,549,375	264,784
(467)	10-Year US Treasury Note	Chicago Board of Trade	June 2014	USD	58,156,094	(176,033)
Total						$385,200
•	Foreign currency exchange contracts outstanding as of February 28, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	4,628,198	EUR	3,404,000	Barclays Bank PLC	4/22/14	$(70,262)
USD	10,417,258	GBP	6,350,000	Barclays Bank PLC	4/22/14	(212,272)
USD	165,551	GBP	100,000	Citibank N.A.	4/22/14	(1,843)
USD	163,289	GBP	99,000	UBS AG	4/22/14	(2,432)
Total						$(286,809)

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	OTC interest rate swaptions purchased as of February 28, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
3-Year Interest Rate Swap	Deutsche Bank AG	Call	1.68%	Receive	3-month LIBOR	1/06/15	USD	2,500	$33,906
1-Year Interest Rate Swap	Bank of America N.A.	Put	0.60%	Pay	3-month LIBOR	10/02/14	USD	49,900	24,732
3-Year Interest Rate Swap	Deutsche Bank AG	Put	1.68%	Pay	3-month LIBOR	1/06/15	USD	2,500	14,573
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/16/17	USD	6,300	203,536
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	5/22/18	USD	6,000	276,343
Total									$553,090
•	OTC interest rate swaptions written as of February 28, 2014 were as follows:
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Barclays Bank PLC	Call	1.50%	Pay	3-month LIBOR	4/08/14	USD	15,200	$(15,670)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	1.35%	Pay	3-month LIBOR	7/11/14	USD	15,500	(11,753)
10-Year Interest Rate Swap	Barclays Bank PLC	Call	3.26%	Pay	3-month LIBOR	11/14/14	USD	6,200	(207,885)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	3.25%	Pay	3-month LIBOR	11/14/14	USD	6,200	(206,094)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.85%	Pay	3-month LIBOR	11/17/14	USD	7,500	(108,922)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	3.28%	Pay	3-month LIBOR	1/30/15	USD	2,500	(83,299)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.80%	Pay	3-month LIBOR	2/10/15	USD	2,700	(36,515)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.00%	Receive	3-month LIBOR	4/08/14	USD	15,200	(9,673)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.00%	Receive	3-month LIBOR	7/11/14	USD	15,500	(89,745)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	3.26%	Receive	3-month LIBOR	11/14/14	USD	6,200	(104,337)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.25%	Receive	3-month LIBOR	11/14/14	USD	6,200	(105,277)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.70%	Receive	3-month LIBOR	11/17/14	USD	7,500	(56,148)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.28%	Receive	3-month LIBOR	1/30/15	USD	2,500	(57,105)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.80%	Receive	3-month LIBOR	2/10/15	USD	2,700	(28,315)
10-Year Interest Rate Swap	Bank of America N.A.	Put	3.70%	Receive	3-month LIBOR	2/25/15	USD	1,500	(19,878)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.15%	Receive	3-month LIBOR	2/26/16	USD	6,000	(143,844)
10-Year Interest Rate Swap	Citibank N.A.	Put	4.15%	Receive	3-month LIBOR	2/29/16	USD	6,000	(144,389)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/16/17	USD	12,600	(122,430)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	5/22/18	USD	12,000	(204,713)
Total									$(1,755,992)

•	Centrally cleared interest rate swaps outstanding as of February 28, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.56%[1]	3-month LIBOR	Chicago Mercantile	N/A	6/25/15	USD	20,900	$(70,978)
1.56%[1]	3-month LIBOR	Chicago Mercantile	7/03/14[2]	8/31/18	USD	28,300	(61,126)
2.29%[1]	3-month LIBOR	Chicago Mercantile	6/30/14[2]	2/15/21	USD	17,500	5,856
3.65%[1]	3-month LIBOR	Chicago Mercantile	N/A	2/27/44	USD	11,400	(172,313)
3.59%[1]	3-month LIBOR	Chicago Mercantile	N/A	3/04/44	USD	5,900	(15,920)
Total							$(314,481)
[1]	Trust pays the fixed rate and receives the floating rate.
[2]	Forward swap.
•	OTC credit default swaps — buy protection outstanding as of February 28, 2014 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Depreciation
Radian Group, Inc.	5.00%	Citibank N.A.	6/20/15	USD	1,400	$(74,960)	$21,192	$(96,152)
The New York Times Co.	1.00%	Barclays Bank PLC	12/20/16	USD	1,800	(22,011)	70,542	(92,553)
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(8)	11	(19)
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(8)	11	(19)
Total						$ (96,987)	$ 91,756	$(188,743)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	23

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	OTC credit default swaps — sold protection outstanding as of February 28, 2014 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Received	Unrealized Appreciation
Rosneft Oil Co.	1.50%	HSBC Bank PLC	6/12/14	BBB	USD	1,875	$(2,208)	$(5,464)	$3,256
MetLife, Inc.	1.00%	Morgan Stanley Capital Services LLC	9/20/16	A-	USD	900	14,190	(37,809)	51,999
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	USD	730	11,510	(31,273)	42,783
MetLife, Inc.	1.00%	Morgan Stanley Capital Services LLC	9/20/16	A-	USD	275	4,336	(10,304)	14,640
MetLife, Inc.	1.00%	Goldman Sachs Bank USA	9/20/16	A-	USD	500	7,884	(20,846)	28,730
MetLife, Inc.	1.00%	Credit Suisse International	9/20/16	A-	USD	535	8,435	(25,063)	33,498
MetLife, Inc.	1.00%	Citibank N.A.	12/20/16	A-	USD	298	4,905	(12,155)	17,060
MetLife, Inc.	1.00%	Citibank N.A.	12/20/16	A-	USD	285	4,678	(12,624)	17,302

Total							$ 53,730	$(155,538)	$209,268
[1]	Using S&P’s rating of the issuer.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	—	—	$142,760	$142,760
Asset-Backed Securities	—	$19,110,911	3,036,861	22,147,772
Corporate Bonds	—	321,376,941	6,360,125	327,737,066
Foreign Agency Obligations	—	5,457,154	—	5,457,154
Municipal Bonds	—	11,969,479	—	11,969,479
Non-Agency Mortgage-Backed Securities	—	63,757,115	—	63,757,115
US Government Sponsored Agency Securities	—	50,640,984	—	50,640,984
US Treasury Obligations	—	46,433,688	—	46,433,688
Preferred Securities	$5,947,382	29,210,422	—	35,157,804
Short-Term Securities	3,061,475	—	—	3,061,475
Options Purchased:
Interest Rate Contracts	—	553,090	—	553,090
Total	$9,008,857	$548,509,784	$9,539,746	$567,058,387

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[3]
Assets:
Credit contracts	—	$209,268	—	$209,268
Interest rate contracts	$561,233	5,856	—	567,089
Liabilities:
Credit contracts	—	(188,743)	—	(188,743)
Foreign currency exchange contracts	—	(286,809)	—	(286,809)
Interest rate contracts	(176,033)	(2,076,329)	—	(2,252,362)
Total	$385,200	$(2,336,757)	—	$(1,951,557)
[3]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (concluded)	BlackRock Core Bond Trust (BHK)

The carrying amount for certain of the Trust’s assets and/or liabilities approximates fair value for financial statement purposes. As of February 28, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$119,353	—	—	$119,353
Foreign currency at value	9,163	—	—	9,163
Cash pledged as collateral for over-the-counter swaps	1,400,000	—	—	1,400,000
Cash pledged as collateral for reverse repurchase agreements	4,800,000	—	—	4,800,000
Cash pledged for centrally cleared swaps	1,475,000	—	—	1,475,000
Cash pledged for financial futures contracts	532,000	—	—	532,000
Liabilities:
Reverse repurchase agreements	—	$(166,332,986)	—	(166,332,986)
Total	$8,335,516	$(166,332,986)	—	$(157,997,470)
There were no transfers between Level 1 and Level 2 during the six months ended February 28, 2014.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Total
Assets:
Opening Balance, as of August 31, 2013	$137,600	$10,951,144	$6,284,125	$17,372,869
Transfers into Level 3	—	—	—	—
Transfers out of Level 3[1]	—	(5,933,960)	—	(5,933,960)
Accrued discounts/premiums	—	(152,007)	—	(152,007)
Net realized gain (loss)	—	26,459	—	26,459
Net change in unrealized appreciation/depreciation[2,3]	5,160	121,778	76,000	202,938
Purchases	—	—	—	—
Sales	—	(1,976,553)	—	(1,976,553)
Closing Balance, as of February 28, 2014	$142,760	$3,036,861	$6,360,125	$9,539,746
Net change in unrealized appreciation/depreciation on investments still held at February 28, 2014[3]	$5,160	$131,518	$76,000	$212,678
[1]	As of August 31, 2013, the Trust used significant unobservable inputs in determining the value of certain investments. As of February 28, 2014, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $5,933,960 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[2]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations.
[3]	Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at February 28, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	25

Consolidated Schedule of Investments February 28, 2014 (unaudited)	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)
Common Stocks		Shares	Value
Airlines — 0.3%
American Airlines Group, Inc. (a)		78,136	$2,885,563
Delta Air Lines, Inc.		64,807	2,152,240
Southwest Airlines Co.		30,009	673,402
			5,711,205
Auto Components — 1.3%
The Goodyear Tire & Rubber Co.		838,811	22,538,852
Lear Corp.		1,032	83,798
			22,622,650
Automobiles — 0.4%
General Motors Co. (a)		189,697	6,867,031
Biotechnology — 0.0%
Ironwood Pharmaceuticals, Inc. (a)		36,488	529,441
Capital Markets — 2.1%
American Capital Ltd. (a)		1,875,455	29,182,080
E*Trade Financial Corp. (a)		246,100	5,529,867
Uranium Participation Corp. (a)		176,860	942,359
			35,654,306
Chemicals — 0.8%
Advanced Emissions Solutions, Inc. (a)		84,290	4,543,231
Huntsman Corp.		365,661	8,907,502
			13,450,733
Communications Equipment — 0.7%
Loral Space & Communications, Inc. (a)		64,904	5,128,714
Nokia OYJ - ADR (a)		877,870	6,654,255
			11,782,969
Containers & Packaging — 0.0%
Smurfit Kappa Group PLC		12,980	362,493
Diversified Financial Services — 2.7%
Ally Financial, Inc.		3,702	31,189,350
Citigroup, Inc.		161,430	7,850,341
Kcad Holdings I Ltd.		1,563,279,160	6,096,789
			45,136,480
Diversified Telecommunication Services — 0.3%
Broadview Networks Holdings, Inc. (a)		192,400	846,558
Level 3 Communications, Inc. (a)		115,920	4,268,174
			5,114,732
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)		365,353	4
Energy Equipment & Services — 0.7%
Laricina Energy Ltd. (a)		211,764	6,590,253
Osum Oil Sands Corp. (a)		400,000	4,255,396
			10,845,649
Health Care Providers & Services — 0.0%
HealthSouth Corp.		1,468	47,977
Hotels, Restaurants & Leisure — 0.1%
Travelport Worldwide Ltd. (a)		750,741	1,289,022
Insurance — 0.7%
American International Group, Inc.		237,705	11,830,578
Media — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A		47,653	478,913
Metals & Mining — 0.1%
African Minerals Ltd. (a)		225,302	558,742
Peninsula Energy Ltd. (a)		38,619,091	896,005
			1,454,747
Oil, Gas & Consumable Fuels — 0.2%
African Petroleum Corp. Ltd. (a)		331,833	71,067
General Maritime Corp. (a)		173,147	3,203,219
			3,274,286

Common Stocks		Shares	Value
Paper & Forest Products — 0.9%
Ainsworth Lumber Co., Ltd. (a)		2,147,503	$8,137,483
Ainsworth Lumber Co., Ltd. (a)(b)		614,940	2,332,473
NewPage Holdings, Inc.		47,380	3,932,540
Western Forest Products, Inc.		621,145	1,428,799
			15,831,295
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (a)		1,025	33,958
Software — 0.2%
HMH Holdings/EduMedia (a)		206,188	3,980,253
Trading Companies & Distributors — 0.2%
HD Supply Holdings, Inc. (a)		115,400	2,685,358
Wireless Telecommunication Services — 0.2%
Crown Castle International Corp. (a)		39,003	2,960,328
Total Common Stocks — 11.9%			201,944,408

Asset-Backed Securities (c)(d)		Par (000)
ALM Loan Funding:
Series 2013-7R2A, Class B, 2.84%, 4/24/24	USD	1,935	1,897,461
Series 2013-7RA, Class C, 3.69%, 4/24/24		5,690	5,501,888
Series 2013-7RA, Class D, 5.24%, 4/24/24		2,360	2,234,636
OZLM Funding III Ltd., Series 2013-3A, Class A1, 1.57%, 1/22/25		913	905,488
Race Point CLO Ltd., Series 2012-7A, Class A, 1.66%, 11/08/24		1,250	1,247,828
Total Asset-Backed Securities — 0.7%			11,787,301

Corporate Bonds
Aerospace — 0.1%
Windstream Corp., 7.75%, 10/01/21		1,720	1,857,600
Aerospace & Defense — 0.4%
CTP Transportation Products LLC / CTP Finance, Inc., 8.25%, 12/15/19 (c)		2,675	2,855,562
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18		1,015	1,098,738
7.13%, 3/15/21		1,405	1,563,062
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (c)		1,140	1,207,553
			6,724,915
Air Freight & Logistics — 0.1%
National Air Cargo Group, Inc.:
12.38%, 8/16/15		1,286	1,285,666
12.38%, 9/02/15		1,263	1,262,893
			2,548,559
Airlines — 3.0%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (c)		6,420	6,660,750
Continental Airlines Pass-Through Trust:
Series 1997-4, Class B, 6.90%, 7/02/18		333	348,254
Series 2012-3, Class C, 6.13%, 4/29/18		5,145	5,447,269
Delta Air Lines Pass-Through Trust, Class B:
Series 2009-1, 9.75%, 6/17/18		899	1,020,719
Series 2010-1, 6.38%, 7/02/17 (c)		2,647	2,832,290
US Airways Pass-Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14		1,996	2,076,247
Series 2012-1, Class C, 9.13%, 10/01/15		1,970	2,088,401
Series 2012-2, Class C, 5.45%, 6/03/18		5,720	5,834,400
Series 2013-1, Class B, 5.38%, 5/15/23		5,255	5,340,394
Virgin Australia Trust, Series 2013-1 (c):
Class C, 7.13%, 10/23/18		9,290	9,615,150
Class D, 8.50%, 10/23/16		9,235	9,403,241
			50,667,115

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Auto Components — 2.6%
Affinia Group, Inc., 7.75%, 5/01/21	USD	3,109	$3,357,720
Autodis SA, 6.50%, 2/01/19	EUR	265	371,083
Brighthouse Group PLC, 7.88%, 5/15/18	GBP	400	704,450
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21 (c)	USD	2,920	3,306,900
Dana Holding Corp., 6.75%, 2/15/21		200	218,500
Delphi Corp., 6.13%, 5/15/21		420	467,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (c):
3.50%, 3/15/17		3,264	3,304,800
4.88%, 3/15/19		5,938	6,056,760
6.00%, 8/01/20		3,150	3,323,250
5.88%, 2/01/22		2,002	2,042,040
IDQ Holdings, Inc., 11.50%, 4/01/17 (c)		2,155	2,225,038
Jaguar Land Rover Automotive PLC:
8.25%, 3/15/20	GBP	2,269	4,312,496
5.00%, 2/15/22		1,555	2,649,496
Rhino Bondco SpA, 7.25%, 11/15/20	EUR	490	714,561
Schaeffler Holding Finance BV (b):
6.88%, 8/15/18		1,660	2,445,961
6.88% (6.88% Cash or 7.63% PIK), 8/15/18 (c)	USD	2,400	2,556,000
Servus Luxembourg Holdings SCA, 7.75%, 6/15/18	EUR	1,286	1,912,066
Titan International, Inc., 6.88%, 10/01/20 (c)	USD	2,505	2,649,037
UCI International, Inc., 8.63%, 2/15/19		1,710	1,645,875
			44,263,283
Auto Parts — 0.1%
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20		947	961,205
Automobiles — 0.6%
Ford Motor Co., 4.25%, 11/15/16 (e)		160	288,400
General Motors Co. (c):
4.88%, 10/02/23		940	984,650
6.25%, 10/02/43		7,410	8,206,575
			9,479,625
Beverages — 0.0%
Crown European Holdings SA, 7.13%, 8/15/18	EUR	92	134,385
Building Products — 1.9%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (c)	USD	3,710	3,812,025
Builders FirstSource, Inc., 7.63%, 6/01/21 (c)		2,058	2,202,060
Building Materials Corp. of America (c):
7.00%, 2/15/20		3,130	3,356,925
6.75%, 5/01/21		3,320	3,602,200
Cemex SAB de CV, 5.88%, 3/25/19 (c)		1,335	1,375,050
CPG Merger Sub LLC, 8.00%, 10/01/21 (c)		3,590	3,859,250
Momentive Performance Materials, Inc., 8.88%, 10/15/20		3,493	3,737,510
Ply Gem Industries, Inc., 6.50%, 2/01/22 (c)		3,550	3,603,250
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.00%, 6/01/20 (c)		1,220	1,360,300
USG Corp., 9.75%, 1/15/18		3,935	4,751,512
			31,660,082
Capital Markets — 0.5%
American Capital Ltd., 6.50%, 9/15/18 (c)		3,840	4,089,600
E*Trade Financial Corp. (e)(f):
0.00%, 8/31/19 (c)		1,206	2,619,281
Series A, 0.00%, 8/31/19		373	810,110
KCG Holdings, Inc., 8.25%, 6/15/18 (c)		1,258	1,352,350
			8,871,341

Corporate Bonds		Par (000)	Value
Chemicals — 2.3%
Axiall Corp., 4.88%, 5/15/23 (c)	USD	629	$621,138
Basell Finance Co. BV, 8.10%, 3/15/27 (c)		2,115	2,727,639
Celanese US Holdings LLC:
5.88%, 6/15/21		1,848	1,991,220
4.63%, 11/15/22		1,565	1,557,175
Huntsman International LLC:
8.63%, 3/15/21		945	1,067,850
5.13%, 4/15/21	EUR	722	1,021,491
INEOS Finance PLC (c):
8.38%, 2/15/19	USD	100	110,750
7.50%, 5/01/20		2,205	2,425,500
INEOS Group Holdings SA:
6.13%, 8/15/18 (c)		2,125	2,199,375
6.50%, 8/15/18	EUR	1,485	2,165,044
5.75%, 2/15/19		1,785	2,543,911
5.88%, 2/15/19 (c)	USD	1,312	1,351,360
Kraton Polymers LLC/Kraton Polymers Capital Corp., 6.75%, 3/01/19		695	739,306
LSB Industries, Inc., 7.75%, 8/01/19 (c)		1,313	1,408,193
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18		510	516,375
Nufarm Australia Ltd., 6.38%, 10/15/19 (c)		1,250	1,296,875
Orion Engineered Carbons Bondco GmbH:
9.63%, 6/15/18 (c)		200	218,000
10.00%, 6/15/18	EUR	1,841	2,784,670
PolyOne Corp.:
7.38%, 9/15/20	USD	1,205	1,322,488
5.25%, 3/15/23		1,506	1,517,295
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		4,247	4,406,262
Solvay Finance SA, 4.20% (d)(g)		1,590	2,246,801
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding BV:
5.75%, 2/01/21	EUR	500	729,834
7.38%, 5/01/21 (c)	USD	1,760	1,900,800
			38,869,352
Commercial Banks — 1.1%
Banco Bilbao Vizcaya Argentaria SA, 7.00% (d)(g)	EUR	1,000	1,407,216
CIT Group, Inc.:
5.25%, 3/15/18	USD	4,320	4,687,200
6.63%, 4/01/18 (c)		1,400	1,578,500
5.50%, 2/15/19 (c)		6,919	7,524,412
6.00%, 4/01/36		2,800	2,770,645
			17,967,973
Commercial Services & Supplies — 3.5%
AA Bond Co., Ltd., 9.50%, 7/31/43	GBP	996	1,871,164
ACCO Brands Corp., 6.75%, 4/30/20	USD	424	436,720
ADS Waste Holdings, Inc., 8.25%, 10/01/20		1,546	1,677,410
ARAMARK Corp., 5.75%, 3/15/20 (c)		3,608	3,806,440
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)		3,002	3,288,121
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 2.99%, 12/01/17 (c)(d)		596	601,960
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (c)		696	722,449
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (b)	EUR	400	574,536
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (c)	USD	3,057	3,186,922
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18		2,806	2,855,105
Covanta Holding Corp.:
3.25%, 6/01/14		152	176,035
6.38%, 10/01/22		2,970	3,140,775
5.88%, 3/01/24 (h)		1,180	1,203,528
EC Finance PLC, 9.75%, 8/01/17	EUR	943	1,397,670
Interactive Data Corp., 10.25%, 8/01/18	USD	6,435	6,981,975
Jurassic Holdings III, Inc., 6.88%, 2/15/21 (c)		1,044	1,075,320
Mobile Mini, Inc., 7.88%, 12/01/20		2,040	2,279,700
Mustang Merger Corp., 8.50%, 8/15/21 (c)		2,688	2,966,880

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	27

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Commercial Services & Supplies (concluded)
TransUnion LLC/TransUnion Financing Corp., 11.38%, 6/15/18	USD	356	$384,480
United Rentals North America, Inc.:
5.75%, 7/15/18		1,427	1,530,457
7.38%, 5/15/20		1,890	2,112,075
8.25%, 2/01/21		2,168	2,447,130
7.63%, 4/15/22		9,095	10,334,194
6.13%, 6/15/23		1,055	1,118,300
Verisure Holding AB:
8.75%, 9/01/18	EUR	790	1,188,577
8.75%, 12/01/18		673	1,007,902
West Corp., 8.63%, 10/01/18	USD	765	824,288
			59,190,113
Communications Equipment — 1.9%
Alcatel-Lucent USA, Inc.:
4.63%, 7/01/17 (c)		1,735	1,789,219
6.75%, 11/15/20 (c)		2,520	2,683,800
6.50%, 1/15/28		1,100	1,061,500
6.45%, 3/15/29		2,978	2,896,105
Avaya, Inc., 7.00%, 4/01/19 (c)		1,505	1,493,713
CommScope Holding Co., Inc., 6.63% (6.63% Cash or 7.38% PIK) 6/01/20 (b)(c)		2,445	2,585,587
Nokia OYJ, 5.00%, 10/26/17	EUR	800	2,503,313
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20	USD	5,055	5,573,137
10.13%, 7/01/20		9,470	10,986,051
			31,572,425
Construction & Engineering — 0.6%
Astaldi SpA, 7.13%, 12/01/20	EUR	1,815	2,668,286
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (c)	USD	1,032	1,090,050
H&E Equipment Services, Inc., 7.00%, 9/01/22		2,462	2,708,200
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (c)		2,852	3,030,250
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		862	846,915
			10,343,701
Construction Materials — 2.4%
Buzzi Unicem SpA, 6.25%, 9/28/18	EUR	508	800,236
HD Supply, Inc.:
8.13%, 4/15/19	USD	13,109	14,747,625
11.00%, 4/15/20		9,123	11,152,867
7.50%, 7/15/20		12,975	14,207,625
Kerneos Tech Group SAS (h):
5.04%, 3/01/21 (d)	EUR	194	271,126
5.75%, 3/01/21		262	372,054
			41,551,533
Consumer Finance — 0.3%
Ford Motor Credit Co. LLC:
12.00%, 5/15/15	USD	1,120	1,267,254
6.63%, 8/15/17		361	418,841
8.13%, 1/15/20		500	633,326
5.88%, 8/02/21		200	230,895
IVS F. SpA, 7.13%, 4/01/20	EUR	1,060	1,558,221
Springleaf Finance Corp.:
6.90%, 12/15/17	USD	315	345,319
7.75%, 10/01/21		297	328,928
8.25%, 10/01/23		539	602,332
			5,385,116
Containers & Packaging — 1.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
7.38%, 10/15/17	EUR	600	883,047
6.25%, 1/31/19 (c)	USD	1,504	1,560,400
Ball Corp., 4.00%, 11/15/23		1,129	1,082,429
Berry Plastics Corp., 9.75%, 1/15/21		1,020	1,183,200

Corporate Bonds		Par (000)	Value
Containers & Packaging (concluded)
Beverage Packaging Holdings Luxembourg II SA (c):
5.63%, 12/15/16	USD	3,913	$4,035,281
6.00%, 6/15/17		2,137	2,222,480
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		93	101,835
GCL Holdings SCA, 9.38%, 4/15/18 (c)	EUR	1,439	2,135,539
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	2,080	2,228,200
OI European Group BV, 4.88%, 3/31/21	EUR	1,057	1,553,811
Pactiv LLC, 7.95%, 12/15/25	USD	3,046	3,106,920
Tekni-Plex, Inc., 9.75%, 6/01/19 (c)		2,215	2,536,175
			22,629,317
Distributors — 0.4%
VWR Funding, Inc., 7.25%, 9/15/17		6,554	7,029,165
Diversified Consumer Services — 0.7%
APX Group, Inc.:
6.38%, 12/01/19		3,635	3,748,594
8.75%, 12/01/20		1,859	1,938,007
Garda World Security Corp., 7.25%, 11/15/21 (c)		702	744,120
Laureate Education, Inc., 9.25%, 9/01/19 (c)		5,935	6,350,450
			12,781,171
Diversified Financial Services — 5.0%
Aircastle Ltd.:
6.75%, 4/15/17		2,060	2,302,050
6.25%, 12/01/19		1,795	1,956,550
Ally Financial, Inc.:
7.50%, 9/15/20		1,141	1,380,610
8.00%, 11/01/31 (i)		17,020	21,445,200
8.00%, 11/01/31		1,272	1,583,640
CE Energy AS, 7.00%, 2/01/21	EUR	745	1,061,734
Co-Operative Group Holdings, 6.88%, 7/08/20	GBP	710	1,248,390
DPL, Inc., 6.50%, 10/15/16	USD	1,740	1,874,850
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	2,708	4,857,644
Jarden Corp., 1.88%, 9/15/18	USD	100	142,563
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (c)		2,920	3,087,900
Jefferies LoanCore LLC/JLC Finance Corp., 6.88%, 6/01/20 (c)		3,103	3,165,060
JPMorgan Chase & Co., 6.75% (d)(g)		5,674	5,957,700
Lehman Brother Holding Escrow, 1.00%, 9/22/18		430	103,200
Lehman Brothers Holdings, Inc.:
5.38%, 10/17/14	EUR	350	106,283
4.75%, 1/16/15		1,890	573,929
1.00%, 2/05/15		3,950	1,213,111
1.00%, 12/31/49	USD	1,535	368,400
Leucadia National Corp., 8.13%, 9/15/15		4,503	4,953,300
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		2,140	2,276,425
9.00%, 4/15/19		3,290	3,536,750
7.88%, 8/15/19		728	804,440
9.88%, 8/15/19		3,277	3,694,817
5.75%, 10/15/20		9,982	10,431,190
6.88%, 2/15/21		115	125,063
8.25%, 2/15/21		1,974	2,156,595
WMG Acquisition Corp., 11.50%, 10/01/18		4,234	4,816,175
			85,223,569
Diversified Telecommunication Services — 3.8%
Broadview Networks Holdings, Inc., 10.50%, 11/15/17		2,960	3,004,400
CenturyLink, Inc., Series V, 5.63%, 4/01/20		6,545	6,839,525
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (c)		2,350	2,344,125
Consolidated Communications Finance Co., 10.88%, 6/01/20		1,915	2,221,400
Frontier Communications Corp., 8.50%, 4/15/20		2,900	3,349,500
Level 3 Communications, Inc., 8.88%, 6/01/19		1,780	1,962,450

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (concluded)
Level 3 Financing, Inc.:
8.13%, 7/01/19	USD	7,665	$8,431,500
7.00%, 6/01/20		2,395	2,610,550
8.63%, 7/15/20		8,235	9,254,081
6.13%, 1/15/21 (c)		4,158	4,397,085
Telecom Italia SpA:
6.13%, 11/15/16 (e)	EUR	1,300	2,040,581
6.38%, 6/24/19	GBP	900	1,620,731
4.88%, 9/25/20	EUR	870	1,265,717
4.50%, 1/25/21		1,350	1,923,385
5.88%, 5/19/23	GBP	1,900	3,224,103
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	1,362	2,058,566
6.75%, 8/15/24		1,982	3,009,112
tw telecom holdings, Inc., 5.38%, 10/01/22	USD	3,085	3,146,700
Windstream Corp., 7.75%, 10/15/20		1,963	2,110,225
			64,813,736
Electric Utilities — 0.3%
Homer City Generation LP (b):
8.14% (8.14% Cash or 8.64% PIK) 10/01/19		850	896,750
8.73% (8.73% Cash or 9.23% PIK) 10/01/26		1,905	2,000,250
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		1,320	1,388,959
			4,285,959
Electrical Equipment — 0.7%
Belden, Inc., 5.50%, 4/15/23	EUR	600	838,119
General Cable Corp.:
6.50%, 10/01/22 (c)	USD	2,810	2,838,100
5.00%, 11/15/29 (j)		200	225,500
International Wire Group Holdings, Inc., 8.50%, 10/15/17 (c)		1,421	1,548,890
Techem Energy Metering Service GmbH & Co., 7.88%, 10/01/20	EUR	210	327,516
Techem GmbH:
6.13%, 10/01/19		1,877	2,818,039
6.13%, 10/01/19 (c)		210	315,284
Trionista Holdco GmbH, 5.00%, 4/30/20		1,511	2,174,273
Trionista TopCo GmbH, 6.88%, 4/30/21		418	626,008
			11,711,729
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC/CDW Finance Corp., 8.50%, 4/01/19	USD	125	137,500
Jabil Circuit, Inc., 8.25%, 3/15/18		1,310	1,575,275
			1,712,775
Energy Equipment & Services — 3.0%
Atwood Oceanics, Inc., 6.50%, 2/01/20		780	840,450
Calfrac Holdings LP, 7.50%, 12/01/20 (c)		1,575	1,645,875
CGG SA:
7.75%, 5/15/17		1,480	1,513,300
6.50%, 6/01/21		6,600	6,781,500
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		283	290,783
Gulfmark Offshore, Inc., 6.38%, 3/15/22		870	896,100
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		1,750	1,820,000
MEG Energy Corp. (c):
6.50%, 3/15/21		5,278	5,568,290
7.00%, 3/31/24		4,342	4,559,100
Oil States International, Inc.:
6.50%, 6/01/19		3,703	3,915,922
5.13%, 1/15/23		1,900	2,135,125
Parker Drilling Co., 7.50%, 8/01/20 (c)		1,995	2,134,650
Peabody Energy Corp.:
6.00%, 11/15/18		3,526	3,816,895
6.25%, 11/15/21		3,284	3,390,730
7.88%, 11/01/26		2,090	2,147,475
4.75%, 12/15/41		1,590	1,264,050

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (concluded)
Precision Drilling Corp., 6.63%, 11/15/20	USD	425	$456,875
Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 (c)		1,361	1,401,830
Seadrill Ltd., 5.63%, 9/15/17 (c)		5,411	5,640,967
Tervita Corp., 10.88%, 2/15/18 (c)		907	975,025
			51,194,942
Food & Staples Retailing — 0.7%
Bakkavor Finance 2 PLC:
8.25%, 2/15/18	GBP	1,427	2,556,855
8.75%, 6/15/20		900	1,655,545
Brakes Capital, 7.13%, 12/15/18		830	1,375,978
R&R Ice Cream PLC, 9.25%, 5/15/18 (b)	EUR	610	863,033
Rite Aid Corp.:
9.25%, 3/15/20	USD	2,080	2,392,000
6.75%, 6/15/21		2,283	2,511,300
TreeHouse Foods, Inc., 4.88%, 3/15/22 (h)		730	742,775
			12,097,486
Food Products — 0.9%
Findus Bondco SA:
9.13%, 7/01/18	EUR	830	1,254,486
9.50%, 7/01/18	GBP	465	851,666
JBS Investments GmbH, 7.75%, 10/28/20 (c)	USD	2,638	2,730,330
Pinnacle Foods Finance LLC, 4.88%, 5/01/21		2,163	2,106,221
Smithfield Foods, Inc.:
5.25%, 8/01/18 (c)		2,936	3,079,130
5.88%, 8/01/21 (c)		891	917,730
6.63%, 8/15/22		2,626	2,836,080
Univeg Holding BV, 7.88%, 11/15/20	EUR	595	821,082
			14,596,725
Health Care Equipment & Supplies — 1.5%
Biomet, Inc.:
6.50%, 8/01/20	USD	9,627	10,385,126
6.50%, 10/01/20		2,801	2,986,566
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18		2,106	2,306,070
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21 (c)		1,580	1,690,600
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (c)		3,275	3,594,312
IDH Finance PLC:
6.00%, 12/01/18	GBP	614	1,059,020
6.00%, 12/01/18 (c)		200	344,958
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19	USD	1,279	1,470,850
Teleflex, Inc., 6.88%, 6/01/19		1,635	1,737,188
			25,574,690
Health Care Providers & Services — 5.2%
Alere, Inc.:
7.25%, 7/01/18		802	880,195
8.63%, 10/01/18		2,834	3,046,550
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75%, 2/15/19		3,165	3,418,200
6.00%, 10/15/21		2,703	2,817,877
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		4,465	4,727,319
5.13%, 8/01/21 (c)		2,215	2,292,525
6.88%, 2/01/22 (c)		4,448	4,731,560
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (c)	EUR	1,907	2,783,586
Crown Newco 3 PLC, 7.00%, 2/15/18	GBP	294	519,395
HCA, Inc.:
6.50%, 2/15/20	USD	7,305	8,245,519
7.88%, 2/15/20		1,550	1,658,500
7.25%, 9/15/20		6,650	7,231,875
5.88%, 3/15/22		2,610	2,851,425
5.88%, 5/01/23		4,096	4,331,520
See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	29

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Health Care Providers & Services (concluded)
Hologic, Inc., 6.25%, 8/01/20	USD	6,599	$7,011,437
LifePoint Hospitals, Inc., 5.50%, 12/01/21 (c)		1,667	1,744,099
Omnicare, Inc., 3.75%, 4/01/42		1,722	2,573,314
Priory Group No. 3 PLC, 7.00%, 2/15/18 (c)	GBP	2,017	3,563,336
Symbion, Inc., 8.00%, 6/15/16	USD	1,915	2,015,538
Tenet Healthcare Corp.:
6.25%, 11/01/18		5,618	6,221,935
8.00%, 8/01/20		1,973	2,165,368
6.00%, 10/01/20 (c)		2,100	2,257,500
4.50%, 4/01/21		311	310,223
4.38%, 10/01/21		4,005	3,954,937
8.13%, 4/01/22		5,587	6,257,440
Voyage Care Bondco PLC, 6.50%, 8/01/18	GBP	890	1,553,690
			89,164,863
Health Care Technology — 0.3%
IMS Health, Inc. (c):
12.50%, 3/01/18	USD	3,696	4,250,400
6.00%, 11/01/20		795	850,650
			5,101,050
Hotels, Restaurants & Leisure — 3.5%
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/15		389	322,870
Carlson Wagonlit BV, 6.88%, 6/15/19 (c)		295	315,650
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	3,382	4,866,573
Diamond Resorts Corp., 12.00%, 8/15/18	USD	6,422	7,064,200
Enterprise Funding Ltd., Series ETI, 3.50%, 9/10/20 (e)	GBP	400	752,878
Enterprise Inns PLC, 6.50%, 12/06/18		1,598	2,803,039
Gamenet SpA, 7.25%, 8/01/18	EUR	934	1,334,323
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19		2,164	3,210,993
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18 (c)	USD	894	927,525
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 3/15/19 (c)(h)		2,470	2,544,100
Intralot Finance Luxembourg SA, 9.75%, 8/15/18	EUR	2,140	3,353,202
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19	USD	280	304,150
5.88%, 3/15/21		1,209	1,248,293
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (c)		1,444	1,446,562
MCE Finance Ltd., 5.00%, 2/15/21 (c)		3,339	3,330,652
PNK Finance Corp., 6.38%, 8/01/21 (c)		1,482	1,548,690
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	350	508,468
Regal Entertainment Group, 5.75%, 2/01/25	USD	489	477,386
Six Flags Entertainment Corp., 5.25%, 1/15/21 (c)		3,247	3,287,587
Snai SpA, 7.63%, 6/15/18	EUR	1,025	1,482,011
Station Casinos LLC, 7.50%, 3/01/21	USD	5,095	5,464,387
Travelport LLC/Travelport Holdings, Inc. (c):
6.36%, 3/01/16 (d)		467	473,091
13.88% (11.38% Cash or 2.50% PIK) 3/01/16 (b)		3,785	4,021,562
11.88%, 9/01/16		188	190,944
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(k)		1,850	—
The Unique Pub Finance Co. PLC, Series A3, 6.54%, 3/30/21	GBP	2,338	4,115,241
Vougeot Bidco PLC, 7.88%, 7/15/20		920	1,673,540
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.38%, 3/15/22	USD	689	723,450
Wynn Macau Ltd., 5.25%, 10/15/21 (c)		2,425	2,491,688
			60,283,055

Corporate Bonds		Par (000)	Value
Household Durables — 2.7%
Algeco Scotsman Global Finance PLC, 9.00%, 10/15/18	EUR	611	$921,375
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (c)	USD	1,262	1,258,845
Beazer Homes USA, Inc.:
6.63%, 4/15/18		215	232,200
7.50%, 9/15/21		2,710	2,865,825
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (c)		2,275	2,417,187
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (c)		1,604	1,648,110
Jarden Corp., Series 1, 7.50%, 1/15/20	EUR	1,632	2,421,599
K. Hovnanian Enterprises, Inc.: (c)
7.00%, 1/15/19	USD	387	398,610
7.25%, 10/15/20		4,360	4,774,200
KB Home, 7.00%, 12/15/21		1,506	1,615,185
Libbey Glass, Inc., 6.88%, 5/15/20		1,600	1,732,000
PulteGroup, Inc., 6.38%, 5/15/33		1,050	1,019,813
The Ryland Group, Inc., 6.63%, 5/01/20		1,900	2,052,000
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	878	1,381,570
Standard Pacific Corp.:
10.75%, 9/15/16	USD	6,920	8,407,800
8.38%, 1/15/21		4,270	5,091,975
Taylor Morrison Communities, Inc./Monarch Communities, Inc. (c):
7.75%, 4/15/20		1,650	1,819,125
5.25%, 4/15/21		1,484	1,469,160
William Lyon Homes, Inc., 8.50%, 11/15/20		4,579	5,036,900
			46,563,479
Household Products — 0.4%
Ontex IV SA, 9.00%, 4/15/19	EUR	1,163	1,733,712
Spectrum Brands, Inc.:
6.75%, 3/15/20	USD	535	580,475
6.38%, 11/15/20		2,125	2,316,250
6.63%, 11/15/22		1,385	1,509,650
			6,140,087
Independent Power Producers & Energy Traders — 3.1%
Calpine Corp. (c):
7.50%, 2/15/21		156	171,990
6.00%, 1/15/22		676	716,560
5.88%, 1/15/24		1,999	2,048,975
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
6.88%, 8/15/17 (c)		2,280	2,339,850
10.00%, 12/01/20		12,782	13,293,280
10.25%, 12/01/20 (c)		13,426	13,963,040
12.25%, 3/01/22 (c)		6,312	7,321,920
NRG Energy, Inc., 7.63%, 1/15/18		7,493	8,467,090
NRG REMA LLC:
Series B, 9.24%, 7/02/17		158	156,501
Series C, 9.68%, 7/02/26		2,020	1,959,400
QEP Resources, Inc., 5.38%, 10/01/22		1,843	1,852,215
			52,290,821
Industrial Conglomerates — 0.1%
Sequa Corp., 7.00%, 12/15/17 (c)		1,845	1,872,675
Insurance — 1.1%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (c)		6,232	6,621,500
CNO Financial Group, Inc., 6.38%, 10/01/20 (c)		1,244	1,324,860
Galaxy Bidco Ltd., 6.38%, 11/15/20	GBP	600	1,034,873
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (c)	USD	3,920	4,125,800
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (c)		3,650	3,896,375
TMF Group Holding BV, 9.88%, 12/01/19	EUR	1,140	1,746,632
			18,750,040

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Internet Software & Services — 0.3%
Bankrate, Inc., 6.13%, 8/15/18 (c)	USD	1,613	$1,699,699
Cerved Group SpA:
6.38%, 1/15/20	EUR	601	887,630
8.00%, 1/15/21		400	596,687
Equinix, Inc., 4.88%, 4/01/20	USD	64	65,040
VeriSign, Inc., 4.63%, 5/01/23		1,560	1,521,000
			4,770,056
IT Services — 4.2%
Ceridian Corp.:
11.25%, 11/15/15		695	699,344
8.88%, 7/15/19 (c)		10,485	11,979,112
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (c)		13,854	15,845,512
Epicor Software Corp., 8.63%, 5/01/19		3,077	3,361,623
First Data Corp. (c):
7.38%, 6/15/19		9,420	10,208,925
8.88%, 8/15/20		2,745	3,053,813
6.75%, 11/01/20		6,605	7,133,400
10.63%, 6/15/21		3,247	3,652,875
11.75%, 8/15/21		1,328	1,420,960
SunGard Data Systems, Inc.:
7.38%, 11/15/18		3,100	3,301,500
6.63%, 11/01/19		7,360	7,866,000
WEX, Inc., 4.75%, 2/01/23 (c)		2,728	2,564,320
			71,087,384
Machinery — 0.2%
Cleaver-Brooks, Inc., 8.75%, 12/15/19 (c)		1,690	1,875,900
DH Services Luxembourg Sarl, 7.75%, 12/15/20 (c)		514	553,835
SPX Corp., 6.88%, 9/01/17		980	1,114,750
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 2/01/19 (c)		661	687,440
			4,231,925
Media — 10.0%
Adria Bidco BV, 7.88%, 11/15/20	EUR	600	861,307
Altice Financing SA, 6.50%, 1/15/22 (c)	USD	2,410	2,512,425
Altice Finco SA, 8.13%, 1/15/24 (c)		4,675	5,002,250
AMC Networks, Inc.:
7.75%, 7/15/21		1,250	1,418,750
4.75%, 12/15/22		1,613	1,621,065
Cablevision Systems Corp., 5.88%, 9/15/22		3,070	3,185,125
Catalina Marketing Corp., 11.63%, 10/01/17 (c)(j)		2,365	2,471,425
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. (c):
5.25%, 2/15/22		650	666,250
5.63%, 2/15/24		638	658,735
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		3,171	3,163,072
5.13%, 2/15/23		4,230	4,124,250
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)(c)(k)		3,439	3,301,440
Checkout Holding Corp., 0.00%, 11/15/15 (c)(f)		1,126	951,470
Clear Channel Communications, Inc.:
9.00%, 12/15/19		3,769	3,957,450
9.00%, 3/01/21		6,478	6,785,705
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		4,069	4,404,692
6.50%, 11/15/22		11,724	12,464,707
Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/01/40 (c)		4,706	5,447,195
DISH DBS Corp.:
4.25%, 4/01/18		3,209	3,337,360
5.13%, 5/01/20		4,652	4,814,820
5.88%, 7/15/22		4,080	4,294,200
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (c)		901	966,323

Corporate Bonds		Par (000)	Value
Media (concluded)
Gannett Co., Inc. (c):
5.13%, 10/15/19	USD	857	$899,850
5.13%, 7/15/20		506	521,180
6.38%, 10/15/23		1,314	1,386,270
Gray Television, Inc., 7.50%, 10/01/20		1,743	1,899,870
Harron Communications LP/Harron Finance Corp., 9.13%, 4/01/20 (c)		4,510	5,096,300
Intelsat Jackson Holdings SA, 5.50%, 8/01/23 (c)		3,775	3,732,531
Intelsat Luxembourg SA, 6.75%, 6/01/18 (c)		5,500	5,857,500
Lamar Media Corp., 5.38%, 1/15/24 (c)		1,061	1,095,483
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (c)		987	1,083,233
The McClatchy Co., 9.00%, 12/15/22		1,934	2,212,013
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (c)		3,901	4,057,040
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (c)		2,039	2,125,658
The New York Times Co., 6.63%, 12/15/16		225	250,875
Nexstar Broadcasting, Inc., 6.88%, 11/15/20		1,023	1,102,283
Odeon & UCI Finco PLC, 9.00%, 8/01/18 (c)	GBP	832	1,435,023
Play Finance 2 SA, 5.25%, 2/01/19	EUR	1,070	1,523,075
ProQuest LLC/ProQuest Notes Co., 9.00%, 10/15/18 (c)	USD	1,009	1,044,315
Radio One, Inc., 9.25%, 2/15/20 (c)		2,026	2,127,300
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (c)		1,450	1,522,500
Sirius XM Holdings, Inc. (c):
4.25%, 5/15/20		2,309	2,257,048
5.75%, 8/01/21		1,811	1,883,440
4.63%, 5/15/23		901	846,940
Sterling Entertainment Corp., 9.75%, 12/15/19 (c)		4,810	4,906,200
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
7.50%, 3/15/19	EUR	4,494	6,745,838
5.50%, 1/15/23 (c)	USD	2,550	2,639,250
5.63%, 4/15/23	EUR	208	308,664
Unitymedia KabelBW GmbH:
9.63%, 12/01/19		100	151,460
9.50%, 3/15/21		2,061	3,290,238
Univision Communications, Inc. (c):
8.50%, 5/15/21	USD	1,597	1,774,666
6.75%, 9/15/22		567	629,370
5.13%, 5/15/23		3,720	3,813,000
UPC Holding BV, 9.88%, 4/15/18 (c)		200	212,000
UPCB Finance II Ltd., 6.38%, 7/01/20 (c)	EUR	4,437	6,553,100
Virgin Media Secured Finance PLC, 6.00%, 4/15/21	GBP	5,502	9,697,082
VTR Finance BV, 6.88%, 1/15/24 (c)	USD	1,727	1,768,375
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (c)		2,248	2,410,980
Ziggo Bond Co. BV, 8.00%, 5/15/18 (c)	EUR	2,509	3,684,124
Ziggo Finance BV, 6.13%, 11/15/17		340	483,677
			169,437,767
Metals & Mining — 3.8%
APERAM (c):
7.38%, 4/01/16	USD	150	155,250
7.75%, 4/01/18		600	633,000
ArcelorMittal:
9.50%, 2/15/15		1,191	1,277,348
4.25%, 8/05/15		1,629	1,679,906
5.00%, 2/25/17		2,040	2,180,250
6.13%, 6/01/18		1,821	2,003,100
Arch Coal, Inc., 7.00%, 6/15/19		111	92,130
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	2,090	2,989,403
First Quantum Minerals Ltd., 6.75%, 2/15/20 (c)	USD	1,839	1,894,170
FMG Resources August 2006 Property Ltd., 6.00%, 4/01/17 (c)		9,531	10,055,205
Global Brass & Copper, Inc., 9.50%, 6/01/19		1,660	1,917,300

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	31

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Metals & Mining (concluded)
Kaiser Aluminum Corp., 8.25%, 6/01/20	USD	1,240	$1,404,300
New Gold, Inc., 6.25%, 11/15/22 (c)		1,485	1,485,000
Novelis, Inc., 8.75%, 12/15/20		12,130	13,646,250
Peninsula Energy Ltd., 11.00%, 12/14/14		2,800	2,800,000
Perstorp Holding AB, 8.75%, 5/15/17 (c)		990	1,063,013
Steel Dynamics, Inc.:
6.38%, 8/15/22		1,345	1,476,137
5.25%, 4/15/23		1,168	1,200,120
Taseko Mines Ltd., 7.75%, 4/15/19		2,320	2,360,600
ThyssenKrupp AG, 3.13%, 10/25/19	EUR	2,040	2,829,892
Vedanta Resources PLC, 8.25%, 6/07/21 (c)	USD	1,565	1,647,162
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (c)		8,654	9,346,320
			64,135,856
Multiline Retail — 0.7%
CST Brands, Inc., 5.00%, 5/01/23		2,083	2,025,718
Dufry Finance SCA, 5.50%, 10/15/20 (c)		1,927	1,975,175
The Neiman Marcus Group Ltd., 8.00%, 10/15/21 (c)		7,817	8,383,732
			12,384,625
Oil, Gas & Consumable Fuels — 11.0%
Access Midstream Partners LP/ACMP Finance Corp.:
5.88%, 4/15/21		1,635	1,745,362
6.13%, 7/15/22		1,520	1,649,200
4.88%, 5/15/23		4,008	4,088,160
Antero Resources Finance Corp., 5.38%, 11/01/21 (c)		1,942	1,985,695
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (c)		1,053	1,116,180
Aurora USA Oil & Gas, Inc. (c):
9.88%, 2/15/17		2,667	2,960,370
7.50%, 4/01/20		4,188	4,648,680
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		637	684,775
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 4/15/22		1,420	1,547,800
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		1,321	1,453,100
Chaparral Energy, Inc., 7.63%, 11/15/22		1,220	1,323,700
Chesapeake Energy Corp.:
7.25%, 12/15/18		592	697,080
6.63%, 8/15/20		1,337	1,527,522
6.88%, 11/15/20		1,507	1,733,050
6.13%, 2/15/21		524	579,020
5.75%, 3/15/23		1,863	2,002,725
Concho Resources, Inc.:
7.00%, 1/15/21		465	513,825
6.50%, 1/15/22		1,646	1,800,312
5.50%, 10/01/22		2,016	2,116,800
5.50%, 4/01/23		408	426,360
CONSOL Energy, Inc.:
8.00%, 4/01/17		1,723	1,798,381
8.25%, 4/01/20		2,332	2,536,050
Continental Resources, Inc., 7.13%, 4/01/21		2,060	2,330,375
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.13%, 3/01/22 (c)		1,207	1,261,315
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.88%, 2/15/18		840	882,000
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (c)		2,564	2,666,560
Denbury Resources, Inc., 4.63%, 7/15/23		3,540	3,336,450
Diamondback Energy, Inc., 7.63%, 10/01/21 (c)		1,861	1,972,660
El Paso LLC:
7.80%, 8/01/31		447	473,947
7.75%, 1/15/32		3,565	3,802,080
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		2,600	2,840,500
7.75%, 6/15/19		2,306	2,478,950

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 5/01/20	USD	1,180	$1,365,850
EP Energy LLC/Everest Acquisition Finance, Inc., Series WI, 6.88%, 5/01/19		1,915	2,065,806
EV Energy Partners LP/EV Energy Finance Corp., 8.00%, 4/15/19		820	844,600
EXCO Resources, Inc., 7.50%, 9/15/18		1,475	1,489,750
Halcon Resources Corp.:
9.75%, 7/15/20 (c)		312	327,990
8.88%, 5/15/21		2,311	2,351,442
Hilcorp Energy I LP/Hilcorp Finance Co., 7.63%, 4/15/21 (c)		1,472	1,604,480
Kinder Morgan, Inc. (c):
5.00%, 2/15/21		1,564	1,573,525
5.63%, 11/15/23		1,711	1,719,918
Kodiak Oil & Gas Corp.:
8.13%, 12/01/19		2,905	3,231,812
5.50%, 2/01/22		892	916,530
Laredo Petroleum, Inc.:
9.50%, 2/15/19		2,855	3,161,912
7.38%, 5/01/22		3,065	3,402,150
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21 (c)		843	834,570
Lightstream Resources Ltd., 8.63%, 2/01/20 (c)		1,441	1,473,423
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19		243	253,328
7.25%, 11/01/19 (c)		1,334	1,390,695
8.63%, 4/15/20		4,354	4,745,860
7.75%, 2/01/21		365	395,113
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22		674	727,920
4.50%, 7/15/23		1,720	1,666,250
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21		1,091	1,151,005
Newfield Exploration Co., 6.88%, 2/01/20		4,325	4,643,969
Northern Oil and Gas, Inc., 8.00%, 6/01/20		1,523	1,621,995
Oasis Petroleum, Inc.:
7.25%, 2/01/19		1,125	1,209,375
6.50%, 11/01/21		1,625	1,755,000
6.88%, 3/15/22 (c)		1,481	1,606,885
Ocean Rig UDW, Inc., 9.50%, 4/27/16 (c)		500	526,875
Offshore Group Investment Ltd., 7.50%, 11/01/19		5,346	5,760,315
Pacific Drilling SA, 5.38%, 6/01/20 (c)		2,069	2,094,862
Parker Drilling Co., 6.75%, 7/15/22 (c)		715	743,600
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22 (c)		779	817,950
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		532	583,870
PDC Energy, Inc., 7.75%, 10/15/22		995	1,087,038
Penn Virginia Corp., 8.50%, 5/01/20		1,101	1,211,100
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.38%, 6/01/20		2,699	3,016,132
Petrobras Global Finance BV, 3.00%, 1/15/19		1,927	1,838,335
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (c)		3,816	4,111,740
Range Resources Corp.:
8.00%, 5/15/19		1,995	2,102,231
6.75%, 8/01/20		658	715,575
5.75%, 6/01/21		568	610,600
5.00%, 8/15/22		530	545,900
5.00%, 3/15/23		1,193	1,213,878
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.75%, 9/01/20		628	657,830
4.50%, 11/01/23		2,835	2,650,725
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (c)		460	494,500
Rosetta Resources, Inc., 5.63%, 5/01/21		2,901	2,988,030

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Sabine Pass Liquefaction LLC (c):
5.88%, 2/01/21	USD	5,458	$5,594,450
6.25%, 3/15/22		2,409	2,493,315
5.63%, 4/15/23		1,908	1,874,610
Sabine Pass LNG LP, 7.50%, 11/30/16		8,155	9,052,050
SandRidge Energy, Inc.:
8.75%, 1/15/20		171	185,108
7.50%, 2/15/23		1,653	1,743,915
Seven Generations Energy Ltd., 8.25%, 5/15/20 (c)		5,098	5,569,565
SM Energy Co.:
6.63%, 2/15/19		1,174	1,259,115
6.50%, 11/15/21		1,460	1,584,100
6.50%, 1/01/23		1,711	1,830,770
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21 (c)		1,566	1,659,960
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20		860	898,700
Ultra Petroleum Corp., 5.75%, 12/15/18 (c)		2,596	2,719,310
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20		1,500	1,616,250
Whiting Petroleum Corp.:
5.00%, 3/15/19		3,541	3,744,607
5.75%, 3/15/21		2,356	2,544,480
			186,651,528
Paper & Forest Products — 0.6%
Ainsworth Lumber Co., Ltd., 7.50%, 12/15/17 (c)		1,864	1,999,140
Clearwater Paper Corp.:
7.13%, 11/01/18		3,235	3,445,275
4.50%, 2/01/23		245	231,525
Mercer International, Inc., 9.50%, 12/01/17		1,175	1,280,750
NewPage Corp., 11.38%, 12/31/14 (a)(k)		10,925	1
Sappi Papier Holding GmbH (c):
8.38%, 6/15/19		1,000	1,110,000
6.63%, 4/15/21		350	357,000
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (c)		1,335	1,421,775
			9,845,466
Pharmaceuticals — 2.5%
Capsugel Finance Co. SCA:
9.88%, 8/01/19	EUR	405	614,980
9.88%, 8/01/19 (c)		1,100	1,670,315
Endo Finance LLC, 5.75%, 1/15/22 (c)	USD	3,010	3,107,825
Forest Laboratories, Inc. (c):
4.38%, 2/01/19		3,901	4,174,070
5.00%, 12/15/21		2,636	2,820,520
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (c)		3,596	4,027,520
Pinnacle Merger Sub, Inc., 9.50%, 10/01/23 (c)		755	815,400
Salix Pharmaceuticals Ltd., 6.00%, 1/15/21 (c)		1,162	1,243,340
Valeant Pharmaceuticals International, Inc. (c):
6.75%, 8/15/18		10,923	12,042,607
6.88%, 12/01/18		3,044	3,238,055
6.38%, 10/15/20		1,508	1,647,490
7.50%, 7/15/21		756	861,840
6.75%, 8/15/21		2,241	2,442,690
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18		3,132	3,351,240
			42,057,892
Professional Services — 0.2%
Truven Health Analytics, Inc., 10.63%, 6/01/20		2,840	3,216,300

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) — 0.7%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.75%, 2/15/18 (c)	USD	1,565	$1,690,200
Felcor Lodging LP:
6.75%, 6/01/19		5,386	5,789,950
5.63%, 3/01/23		1,422	1,429,110
Host Hotels & Resorts LP, 2.50%, 10/15/29 (c)		815	1,240,328
iStar Financial, Inc., 4.88%, 7/01/18		2,254	2,276,540
			12,426,128
Real Estate Management & Development — 2.2%
CBRE Services, Inc., 6.63%, 10/15/20		1,880	2,011,600
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (c)		4,515	5,045,512
The Howard Hughes Corp., 6.88%, 10/01/21 (c)		1,369	1,444,295
IVG Finance BV, 1.75%, 3/29/17	EUR	800	883,724
Realogy Corp. (c):
7.88%, 2/15/19	USD	10,639	11,543,315
7.63%, 1/15/20		497	557,883
9.00%, 1/15/20		1,269	1,459,350
The Realogy Group LLC/Sunshine Group Florida Ltd., 3.38%, 5/01/16 (c)		1,870	1,888,700
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (c)		1,065	1,086,300
RPG Byty Sro, 6.75%, 5/01/20	EUR	1,146	1,645,097
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19	USD	6,320	6,967,800
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (c)		2,305	2,351,100
			36,884,676
Road & Rail — 0.6%
The Hertz Corp.:
7.50%, 10/15/18		3,220	3,441,375
6.75%, 4/15/19		1,615	1,730,069
5.88%, 10/15/20		370	392,200
7.38%, 1/15/21		2,360	2,596,000
6.25%, 10/15/22		1,475	1,559,812
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (c)		1,093	1,103,930
			10,823,386
Semiconductors & Semiconductor Equipment — 0.3%
GCS Holdco Finance I SA, 6.50%, 11/15/18	EUR	455	668,859
NXP BV/NXP Funding LLC (c):
3.75%, 6/01/18	USD	2,235	2,260,144
5.75%, 2/15/21		2,065	2,199,225
			5,128,228
Software — 1.8%
Activision Blizzard, Inc. (c):
5.63%, 9/15/21		2,785	2,993,875
6.13%, 9/15/23		971	1,053,535
Audatex North America, Inc., 6.13%, 11/01/23 (c)		1,350	1,444,500
BMC Software Finance, Inc., 8.13%, 7/15/21 (c)		2,440	2,565,050
Healthcare Technology Intermediate, Inc., 7.38% (7.38% Cash or 8.13% PIK) 9/01/18 (b)(c)		1,855	1,919,925
Igloo Holdings Corp., 8.25% (8.25% Cash or 9.00% PIK) 12/15/17 (b)(c)		1,636	1,676,900
Infor US, Inc., 9.38%, 4/01/19		9,815	11,090,950
Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.25%, 1/15/18 (c)		827	827,000
Nuance Communications, Inc.:
5.38%, 8/15/20 (c)		5,035	5,047,588
2.75%, 11/01/31		145	143,731
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (c)		2,437	2,705,070
			31,468,124

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	33

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Specialty Retail — 2.3%
Asbury Automotive Group, Inc., 8.38%, 11/15/20	USD	2,030	$2,288,825
Claire’s Stores, Inc. (c):
9.00%, 3/15/19		4,471	4,705,727
7.75%, 6/01/20		1,689	1,414,538
House of Fraser Funding PLC:
8.88%, 8/15/18	GBP	1,285	2,340,080
8.88%, 8/15/18 (c)		1,532	2,789,886
L Brands, Inc., 8.50%, 6/15/19	USD	3,925	4,759,062
Magnolia BC SA, 9.00%, 8/01/20	EUR	1,293	1,891,812
Michaels Stores, Inc., 7.75%, 11/01/18	USD	1,299	1,393,178
New Academy Finance Co. LLC/New Academy Finance Corp., 8.00% (8.00% Cash or 8.75% PIK) 6/15/18 (b)(c)		1,197	1,223,933
New Look Bondco I PLC, 8.75%, 5/14/18	GBP	438	793,963
Party City Holdings, Inc., 8.88%, 8/01/20	USD	3,489	3,890,235
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75% (8.75% Cash or 9.50% PIK) 8/15/19 (b)(c)		1,575	1,626,188
Penske Automotive Group, Inc., 5.75%, 10/01/22		1,775	1,854,875
QVC, Inc. (c):
7.50%, 10/01/19		3,180	3,402,015
7.38%, 10/15/20		1,640	1,776,986
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/01/22		2,359	2,494,642
			38,645,945
Textiles, Apparel & Luxury Goods — 0.5%
Levi Strauss & Co., 6.88%, 5/01/22		2,430	2,660,850
PVH Corp., 4.50%, 12/15/22		1,401	1,379,985
Quiksilver, Inc./QS Wholesale, Inc., 7.88%, 8/01/18 (c)		610	664,900
SIWF Merger Sub, Inc., 6.25%, 6/01/21 (c)		2,777	2,846,425
The William Carter Co., 5.25%, 8/15/21 (c)		1,398	1,432,950
			8,985,110
Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp., 2.00%, 4/01/20		273	401,310
Radian Group, Inc.:
3.00%, 11/15/17		330	499,125
2.25%, 3/01/19		712	1,116,505
			2,016,940
Trading Companies & Distributors — 0.7%
Air Lease Corp., 4.50%, 1/15/16		3,290	3,470,950
Ashtead Capital, Inc., 6.50%, 7/15/22 (c)		4,976	5,398,960
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Series 2012-1, Class A, 5.13%, 11/30/24 (c)		3,144	3,262,210
			12,132,120
Transportation Infrastructure — 0.3%
Aguila 3 SA:
7.88%, 1/31/18		150	159,375
7.88%, 1/31/18 (c)		3,894	4,137,375
			4,296,750
Wireless Telecommunication Services — 5.1%
Crown Castle International Corp., 5.25%, 1/15/23		4,871	4,992,775
Digicel Group Ltd., 8.25%, 9/30/20 (c)		4,870	5,150,025
Digicel Ltd., 6.00%, 4/15/21 (c)		7,619	7,657,095
DuPont Fabros Technology LP, 5.88%, 9/15/21		2,755	2,906,525
The Geo Group, Inc., 5.88%, 1/15/22		2,220	2,264,400
Phones4u Finance PLC:
9.50%, 4/01/18	GBP	1,180	2,075,045
9.50%, 4/01/18 (c)		2,015	3,543,404
Sprint Capital Corp., 8.75%, 3/15/32	USD	1,330	1,492,925
Sprint Communications, Inc. (c):
9.00%, 11/15/18		14,889	18,239,025
7.00%, 3/01/20		8,124	9,383,220

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (concluded)
Sprint Corp. (c):
7.88%, 9/15/23	USD	9,139	$10,121,443
7.13%, 6/15/24		2,560	2,688,000
T-Mobile USA, Inc.:
6.63%, 4/28/21		5,880	6,365,100
6.13%, 1/15/22		1,060	1,119,625
6.73%, 4/28/22		6,145	6,636,600
6.50%, 1/15/24		1,945	2,061,700
			86,696,907
Total Corporate Bonds — 104.3%			1,773,188,770

Floating Rate Loan Interests (d)
Airlines — 1.0%
American Airlines, Inc., Claim Participation 1, 0.23%, 12/31/49		1,365	595,140
Delta Air Lines, Inc., Term Loan B1, 3.50%, 10/18/18		2,367	2,371,692
Northwest Airlines, Inc., Term Loan:
2.24%, 3/10/17		6,202	5,984,179
1.62%, 9/10/18		8,118	7,671,825
			16,622,836
Auto Components — 0.6%
Federal-Mogul Corp.:
Term Loan B, 2.10%, 12/27/14		6,516	6,462,888
Term Loan C, 2.10%, 12/27/15		3,353	3,325,094
Schaeffler AG, Term Loan C, 4.25%, 1/27/17		995	1,001,527
			10,789,509
Building Products — 0.1%
Wilsonart LLC, Term Loan B, 4.00%, 10/31/19		2,327	2,323,593
Capital Markets — 0.2%
American Capital Holdings, Inc., Term Loan, 3.50%, 8/22/17		3,014	3,013,500
KCG Holdings, Inc., Term Loan B, 5.75%, 12/05/17		498	499,610
			3,513,110
Chemicals — 0.1%
Axalta Coating Systems US Holdings, Inc., Term Loan, 4.00%, 2/01/20		298	298,813
OXEA Finance LLC, 2nd Lien Term Loan, 8.25%, 7/15/20		1,615	1,645,782
			1,944,595
Commercial Services & Supplies — 0.5%
AWAS Finance Luxembourg Sarl, Term Loan B, 3.50%, 6/10/16		1,831	1,835,345
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		1,944	1,950,509
Catalent Pharma Solutions, Inc., Term Loan, 6.50%, 12/29/17		1,435	1,452,938
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		2,646	2,648,634
			7,887,426
Communications Equipment — 1.0%
Alcatel-Lucent USA, Inc., Term Loan C, 4.50%, 1/30/19		9,665	9,745,496
Zayo Group LLC/Zayo Capital, Inc., Term Loan B, 4.00%, 7/02/19		7,738	7,753,072
			17,498,568
Construction Materials — 0.3%
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		4,851	4,865,043

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (d)		Par (000)	Value
Containers & Packaging — 0.2%
Ardagh Holdings USA, Inc.:
Incremental Term Loan, 4.00%, 12/17/19	USD	855	$858,206
Term Loan B, 4.25%, 12/17/19		1,020	1,022,550
Tekni-Plex, Inc., Term Loan B, 5.50% - 6.50%, 8/25/19		1,468	1,467,625
			3,348,381
Diversified Consumer Services — 0.2%
ServiceMaster Co.:
Extended Term Loan, 4.41%, 1/31/17		915	916,269
Term Loan, 4.25%, 1/31/17		1,821	1,820,390
			2,736,659
Diversified Financial Services — 0.1%
Level 3 Financing, Inc., Term Loan, 4.00%, 8/01/19		1,785	1,790,355
Diversified Telecommunication Services — 0.2%
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		3,157	3,169,821
Electric Utilities — 0.4%
American Energy—Utica LLC, 2nd Lien Term Loan, 11.00%, 9/30/18		5,617	5,870,254
Sandy Creek Energy Associates LP, Term Loan B, 5.00%, 11/06/20		1,195	1,197,426
			7,067,680
Electronic Equipment, Instruments & Components — 0.0%
CDW LLC, Term Loan, 3.25%, 4/29/20		678	674,616
Energy Equipment & Services — 0.1%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		1,000	1,002,975
Food & Staples Retailing — 0.0%
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20		600	612,498
Health Care Equipment & Supplies — 0.3%
Capital Safety North America Holding, Inc., Term Loan, 4.50%, 1/21/19		3,313	3,313,228
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		967	940,352
			4,253,580
Health Care Providers & Services — 0.4%
CHS/Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21		4,005	4,038,362
Genesis HealthCare Corp., Term Loan B, 10.00% - 10.75%, 9/25/17		1,269	1,303,786
inVentiv Health, Inc., Combined Term Loan, 7.50%, 8/04/16		2,141	2,136,546
			7,478,694
Hotels, Restaurants & Leisure — 5.0%
Bally Technologies, Inc., Term Loan B, 4.25%, 11/25/20		2,539	2,552,600
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		2,414	2,415,736
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/17/20		6,412	6,463,633
Caesars Entertainment Resort Properties, LLC, Term Loan B, 7.00%, 10/12/20		27,640	28,049,625
Hilton Worldwide Finance, LLC, Term Loan B2, 3.75%, 10/26/20		15,607	15,653,010
La Quinta Intermediate Holdings, Term Loan B, 4.00%, 2/19/21		6,355	6,367,710
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/20/20		3,120	3,116,755
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		2,961	2,955,304
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		3,075	3,077,440
Playa Resorts Holding BV, Term Loan B, 4.75%, 8/06/19		3,596	3,609,472

Floating Rate Loan Interests (d)		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Station Casinos, Inc., Term Loan B, 5.00%, 3/02/20	USD	5,106	$5,107,996
Travelport LLC:
2nd Lien Term Loan 1, 9.50%, 1/29/16		547	566,957
2nd Lien Term Loan 2, 4.00% (4.00% Cash or 4.38% PIK), 12/01/16 (b)		2,502	2,571,018
Refinancing Term Loan, 6.25%, 6/26/19		1,617	1,656,796
			84,164,052
Industrial Conglomerates — 0.4%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		6,416	6,314,612
Insurance — 0.3%
Alliant Holdings I, Inc., Term Loan B, 4.25%, 12/20/19		1,681	1,690,766
Hub International Ltd., Term Loan B, 4.75%, 10/02/20		3,890	3,922,656
			5,613,422
Internet Software & Services — 0.1%
Interactive Data Corp., Term Loan B, 3.75%, 2/11/18		2,105	2,106,540
IT Services — 0.3%
Ceridian Corp., Term Loan B, 4.37% - 4.40%, 5/09/17		1,700	1,704,675
First Data Corp., Extended 2018 Term Loan B, 4.16%, 3/23/18		4,040	4,044,040
			5,748,715
Life Sciences Tools & Services — 0.1%
Patheon, Inc., Term Loan, Term Loan, 7.25%, 12/06/18		1,131	1,127,295
Machinery — 1.3%
Gardner Denver, Inc.:
4.25%, 7/30/20		7,290	7,256,014
4.75%, 7/30/20	EUR	7,458	10,310,721
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20	USD	3,635	3,642,956
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		1,159	1,160,720
			22,370,411
Media — 1.9%
Cengage Learning Acquisitions, Inc.:
Non Extended Term Loan, 4.75%, 7/03/14		1,777	1,674,562
Tranche 1 Incremental, 9.50%, 7/03/14		8,692	8,075,161
Clear Channel Communications, Inc.:
Term Loan B, 3.80%, 1/29/16		747	733,263
Term Loan C, 3.80%, 1/29/16		527	513,429
Term Loan D, 6.90%, 1/30/19		8,252	8,097,577
EMI Music Publishing Ltd., Term Loan B, 4.25%, 6/29/18		1,993	1,995,024
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		75	71,920
Harron Communications Corp., Refinancing Term Loan B, 3.50%, 6/20/20		3,259	3,257,615
Media General, Inc., Delayed Draw Term Loan B, 4.25%, 7/31/20		3,760	3,790,569
Tribune Co., 2013 Term Loan, 4.00%, 12/27/20		475	474,553
TWCC Holding Corp., 2nd Lien Term Loan, 7.00%, 6/26/20		585	565,987
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		1,370	1,372,834
Virgin Media Investment Holdings Ltd., Term Loan B, 3.50%, 6/08/20		1,860	1,858,010
			32,480,504
Metals & Mining — 0.8%
Constellium Holdco BV, Term Loan B, 6.00%, 3/25/20		4,908	5,006,071
FMG Resources Property Ltd., Term Loan B, 4.25%, 6/28/19		8,809	8,888,111
			13,894,182

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	35

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (d)		Par (000)	Value
Multiline Retail — 0.6%
BJ’s Wholesale Club, Inc., 2nd Lien Term Loan, 8.50%, 3/26/20	USD	1,065	$1,092,626
HEMA Holding BV, Mezzanine, 5.22%, 7/05/17 (b)	EUR	4,671	5,673,230
The Neiman Marcus Group, Inc., Term Loan B, 5.00%, 10/25/20	USD	2,608	2,637,547
			9,403,403
Oil, Gas & Consumable Fuels — 0.6%
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17		7,435	7,597,008
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		2,946	2,990,431
			10,587,439
Pharmaceuticals — 0.3%
Par Pharmaceutical Companies, Inc., Term Loan B, 4.00%, 9/30/19		3,950	3,953,181
Pharmaceutical Product Development LLC, Term Loan B, 4.00%, 12/05/18		1,384	1,389,147
			5,342,328
Real Estate Investment Trusts (REITs) — 0.2%
iStar Financial, Inc., Term Loan, 4.50%, 10/16/17		3,860	3,867,713
Real Estate Management & Development — 0.0%
Realogy Corp., Extended Letter of Credit, 4.40%, 10/10/16		493	493,711
Road & Rail — 0.1%
Genesee & Wyoming, Inc., Term Loan A, 1.90% - 1.91%, 9/28/17		1,455	1,455,264
Software — 0.4%
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		775	776,775
GCA Services Group, Inc., 2nd Lien Term Loan, 9.25%, 10/22/20		260	262,925
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		2,788	2,781,783
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20		2,845	2,894,415
			6,715,898
Specialty Retail — 0.3%
David’s Bridal, Inc., Term Loan B, 5.00%, 10/11/19		2,970	2,984,850
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19		1,113	1,113,059
			4,097,909
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		6,165	5,980,232
Total Floating Rate Loan Interests — 18.8%			319,343,569

Non-Agency Mortgage-Backed Securities — 0.2%
Commercial Mortgage-Backed Securities — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (c)(d)		3,829	3,935,370

Other Interests (l)		Beneficial Interest (000)	Value
Auto Components — 0.0%
Lear Corp. Escrow	USD	1,250	$10,937
Media — 0.0%
Adelphia Escrow (a)		4,000	40
Adelphia Recovery Trust (a)		5,017	5,017
			5,057
Total Other Interests — 0.0%			15,994

Preferred Securities		Par (000)
Capital Trusts
Diversified Financial Services — 0.3%
Bank of America Corp., Series U, 5.20% (d)(g)		1,165	1,095,100
Barclays PLC, 8.00% (d)(g)		985	1,447,970
Citigroup, Inc., Series D, 5.35% (d)(g)		1,055	989,062
JPMorgan Chase & Co., Series Q, 5.15% (d)(g)		850	803,250
NBCUniversal Enterprise, Inc., 5.25% (c)(g)		400	402,000
Total Capital Trusts — 0.3%			4,737,382

Preferred Stocks		Shares
Airlines — 0.0%
American Airlines Group, Inc., Series A, 6.25%		12,394	344,553
Capital Markets — 0.1%
RBS Capital Funding Trust VII, Series G, 6.08%		37,580	845,550
State Street Corp., Series D, 5.90% (d)		20,889	530,580
			1,376,130
Consumer Finance — 0.1%
Ally Financial, Inc., Series A, 8.50% (d)		41,694	1,140,331
Diversified Financial Services — 0.4%
Citigroup, Inc., Series J, 7.13% (d)		235,000	6,262,750
Media — 0.0%
Emmis Communications Corp., Series A, 6.25%		10,300	159,650
Oil, Gas & Consumable Fuels — 0.3%
Chesapeake Energy Corp.:
5.75%		4,151	4,625,708
5.75% (c)		1,182	1,343,048
			5,968,756
Wireless Telecommunication Services — 0.1%
Crown Castle International Corp., Series A, 4.50%		19,340	1,970,746
Total Preferred Stocks — 1.0%			17,222,916

Trust Preferreds — 1.3%
Diversified Financial Services — 1.3%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (d)		801,466	21,678,403
Total Preferred Securities — 2.6%			43,638,701

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)
Warrants (m)	Shares	Value
Media — 0.0%
New Vision Holdings LLC (Expires 9/30/14)	89,790	$4,858
Metals & Mining — 0.0%
Peninsula Energy Ltd. (Expires 12/31/15)	20,061,773	179,021
Peninsula Energy Ltd. (Expires 12/31/15)	11,552,784	53,607
		232,628
Software — 0.0%
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	6,494	22,969
Total Warrants — 0.0%		260,455
Total Long-Term Investments (Cost — $2,261,024,041) — 138.5%		2,354,114,568

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (n)(o)	157,213	$157,213
Total Short-Term Securities (Cost — $157,213) — 0.0%		157,213

Options Purchased (Cost — $38,133) — 0.0%		—
Total Investments (Cost — $2,261,219,387) — 138.5%		2,354,271,781
Liabilities in Excess of Other Assets — (38.5)%		(654,274,978)
Net Assets — 100.0%		$1,699,996,803

Notes to Consolidated Schedule of Investments

(a)	Non-income producing security.
(b)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is as of report date.
(e)	Convertible security.
(f)	Zero-coupon bond.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Bank of America N.A.	$742,775	$12,775
Barclays Capital, Inc.	$1,203,528	$23,528
Goldman Sachs & Co.	$643,180	$18,026
Jefferies LLC	$2,544,100	$74,100

(i)	All or a portion of security has been pledged as collateral in connection with outstanding swaps.
(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(k)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)
Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(n)	Investments in issuers considered to be an affiliate of the Trust during the six months ended February 28, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2013	Shares Purchased	Shares Sold	Shares Held at February 28, 2014	Value at February 28, 2014	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	1,737,587	—	(1,580,374)[1]	157,213	$157,213	$634	—
iShares MSCI EAFE ETF[2]	18,790	—	(18,790)	—	—	—	$61,883
[1]	Represents net shares sold.
[2]	No longer held by the Trust as of report date.

(o)	Represents the current yield as of report date.
•
For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of February 28, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
(1,135)	S&P 500 E-Mini Index	Chicago Mercantile	March 2014	USD	105,418,800	$(2,939,052)
(164)	5-Year US Treasury Note	Chicago Board of Trade	June 2014	USD	19,656,938	(32,220)
(116)	10-Year US Treasury Note	Chicago Board of Trade	June 2014	USD	14,445,625	(46,589)
Total						$(3,017,861)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	37

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

•	Foreign currency exchange contracts outstanding as of February 28, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	413,000	USD	689,052	Goldman Sachs International	3/04/14	$2,537
EUR	2,223,000	USD	3,051,781	Deutsche Bank AG	4/22/14	16,573
GBP	150,000	USD	244,675	Citibank N.A.	4/22/14	6,416
GBP	268,000	USD	445,803	Citibank N.A.	4/22/14	2,813
USD	692,063	AUD	781,000	JPMorgan Chase Bank N.A.	4/22/14	(2,570)
USD	20,144,295	CAD	22,105,000	Barclays Bank PLC	4/22/14	204,889
USD	1,164,093	EUR	861,000	Barclays Bank PLC	4/22/14	(24,325)
USD	2,599,778	EUR	1,921,000	Barclays Bank PLC	4/22/14	(51,733)
USD	135,345	EUR	100,000	Barclays Bank PLC	4/22/14	(2,683)
USD	1,840,260	EUR	1,342,000	Barclays Bank PLC	4/22/14	(12,070)
USD	2,440,447	EUR	1,785,000	Citibank N.A.	4/22/14	(23,346)
USD	423,468	EUR	310,000	Credit Suisse International	4/22/14	(4,417)
USD	1,378,008	EUR	1,006,000	Goldman Sachs International	4/22/14	(10,550)
USD	1,001,438	EUR	740,000	Goldman Sachs International	4/22/14	(19,967)
USD	415,364	EUR	306,000	Goldman Sachs International	4/22/14	(7,000)
USD	1,241,036	EUR	910,000	Goldman Sachs International	4/22/14	(15,015)
USD	1,696,712	EUR	1,235,000	Goldman Sachs International	4/22/14	(7,929)
USD	126,510,628	EUR	93,096,176	Royal Bank of Scotland PLC	4/22/14	(1,987,805)
USD	2,577,047	GBP	1,555,000	Barclays Bank PLC	4/22/14	(25,932)
USD	688,806	GBP	413,000	Goldman Sachs International	4/22/14	(2,532)
USD	61,953,568	GBP	37,734,000	JPMorgan Chase Bank N.A.	4/22/14	(1,210,945)
Total						$(3,175,591)
•	OTC options purchased as of February 28, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD 942.86	12/14/19	39	—

•	OTC credit default swaps — buy protection outstanding as of February 28, 2014 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Appreciation (Depreciation)

Clear Channel Communications, Inc.	5.00%	Deutsche Bank AG	3/20/16	USD	35	$671	$3,664	$(2,993)
Clear Channel Communications, Inc.	5.00%	Barclays Bank PLC	3/20/16	USD	18	336	1,898	(1,562)
The New York Times Co.	1.00%	Barclays Bank PLC	12/20/16	USD	225	(2,751)	8,818	(11,569)
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/18	USD	367	131,604	103,019	28,585
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/18	USD	367	131,605	101,438	30,167
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/18	USD	367	131,603	91,916	39,687
Total						$393,068	$310,753	$82,315

•	OTC credit default swaps — sold protection outstanding as of February 28, 2014 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	9/20/15	CCC-	USD	34	$(6,640)	$(6,144)	$(496)
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/15	CCC-	USD	367	(53,322)	(43,214)	(10,108)
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/15	CCC-	USD	367	(53,322)	(43,270)	(10,052)
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/15	CCC-	USD	367	(53,322)	(35,432)	(17,890)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC	USD	1,395	(319,534)	(315,094)	(4,440)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	12/20/15	CCC-	USD	143	(32,727)	(28,800)	(3,927)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC-	USD	375	(85,985)	(73,503)	(12,482)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	12/20/15	CCC-	USD	70	(16,031)	(12,642)	(3,389)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	12/20/15	CCC-	USD	95	(21,653)	(16,399)	(5,254)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	12/20/15	CCC-	USD	913	(209,088)	(102,215)	(106,873)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	USD	543	(144,523)	(104,676)	(39,847)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	USD	543	(144,523)	(104,676)	(39,847)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	USD	1,615	(429,454)	(296,469)	(132,985)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/16	CCC-	USD	12	(3,121)	(2,010)	(1,111)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	USD	378	(100,507)	(65,977)	(34,530)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	3/20/16	CCC-	USD	231	(61,520)	(38,134)	(23,386)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/16	CCC-	USD	11	(3,031)	(1,733)	(1,298)

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC credit default swaps — sold protection outstanding as of February 28, 2014 were as follows (concluded):

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	3/20/16	CCC-	USD	48	$(12,889)	$(7,530)	$(5,359)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	USD	1,784	(474,499)	(251,525)	(222,974)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	3/20/16	CCC-	USD	324	(86,139)	(46,377)	(39,762)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	USD	74	(19,699)	(10,442)	(9,257)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	USD	26	(6,910)	(4,536)	(2,374)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	USD	53	(14,048)	(9,698)	(4,350)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	USD	17	(4,570)	(3,310)	(1,260)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	USD	17	(4,570)	(3,310)	(1,260)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	CCC-	USD	1,104	(329,645)	(227,857)	(101,788)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	CCC-	USD	2,110	(629,984)	(421,719)	(208,265)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	CCC-	USD	74	(22,240)	(15,094)	(7,146)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	CCC-	USD	3,791	(1,132,011)	(768,270)	(363,741)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	CCC-	USD	21	(6,120)	(3,450)	(2,670)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	CCC-	USD	609	(181,919)	(102,558)	(79,361)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	6/20/16	CCC-	USD	30	(8,957)	(4,751)	(4,206)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/16	CCC-	USD	982	(293,327)	(164,277)	(129,050)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	CCC-	USD	70	(20,900)	(13,991)	(6,909)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	CCC-	USD	35	(10,499)	(7,257)	(3,242)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	9/20/16	CCC-	USD	335	(111,113)	(96,361)	(14,752)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	9/20/16	CCC-	USD	3,620	(1,200,774)	(691,176)	(509,598)
Crown Castle International Corp.	7.25%	Deutsche Bank AG	3/20/17	B	USD	2,390	440,718	—	440,718
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	CCC-	USD	1,000	(398,090)	(237,771)	(160,319)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	CCC-	USD	1,191	(474,128)	(318,268)	(155,860)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	CCC-	USD	40	(15,928)	(10,692)	(5,236)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	CCC-	USD	694	(276,458)	(175,621)	(100,837)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/17	CCC-	USD	11	(4,537)	(2,840)	(1,697)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	CCC-	USD	23	(9,240)	(5,870)	(3,370)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/17	CCC-	USD	7,015	(2,793,212)	(2,644,117)	(149,095)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	CCC-	USD	33	(13,236)	(7,906)	(5,330)
CCO Holdings LLC	8.00%	Deutsche Bank AG	9/20/17	BB-	USD	8,180	1,719,064	—	1,719,064
Trionista Holdco GmbH	5.00%	Citibank N.A.	3/20/19	B+	EUR	340	42,177	37,073	5,104
Trionista Holdco GmbH	5.00%	Citibank N.A.	3/20/19	B+	EUR	363	45,028	40,166	4,862
Level 3 Communications, Inc.	5.00%	Goldman Sachs International	6/20/19	CCC+	USD	5,000	640,783	(407,251)	1,048,034

Total							$(7,406,175)	$(7,876,974)	$470,799
[1]	Using S&P’s rating of the issuer.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	39

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$138,153,874	$8,522,983	$55,267,551	$201,944,408
Asset-Backed Securities	—	9,889,840	1,897,461	11,787,301
Corporate Bonds	—	1,763,336,010	10,254,760	1,773,590,770
Floating Rate Loan Interests	—	265,946,863	53,396,706	319,343,569
Non-Agency Mortgage-Backed Securities	—	3,935,370	—	3,935,370
Other Interests	5,017	—	10,977	15,994
Preferred Securities	32,772,913	10,463,788	—	43,236,701
Warrants	179,021	22,969	58,465	260,455
Short-Term Securities	157,213	—	—	157,213
Total	$171,268,038	$2,062,117,823	$120,885,920	$2,354,271,781

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,156,439	$2,159,782	$3,316,221
Foreign currency exchange contracts	$2,537	230,691	—	233,228
Liabilities:
Credit contracts	—	(2,763,107)	—	(2,763,107)
Equity contracts	(2,939,052)	—	—	(2,939,052)
Foreign currency exchange contracts	—	(3,408,819)	—	(3,408,819)
Interest rate contracts	(78,809)	—	—	(78,809)
Total	$(3,015,324)	$(4,784,796)	$2,159,782	$(5,640,338)
[1]	Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Trust’s assets and/or liabilities approximates fair value for financial statement purposes. As of February 28, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$62,798	—	—	$62,798
Cash pledged as collateral for OTC derivatives	3,595,000	—	—	3,595,000
Cash pledged for financial futures contracts	5,330,000	—	—	5,330,000
Foreign currency at value	37,034	—	—	37,034
Liabilities:
Bank borrowings payable	—	$(686,000,000)	—	(686,000,000)
Cash received as collateral for OTC derivatives	—	(2,700,000)	—	(2,700,000)
Total	$9,024,832	$(688,700,000)	—	$(679,675,168)

There were no transfers between Level 1 and Level 2 during the six months ended February 28, 2014.

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total

Assets:
Opening Balance, as of August 31, 2013	$7,608,130	$2,824,497	$3,673,915	$13,072,578	$71	$66,028	$27,245,219
Transfers into Level 3	—	—	—	3,826,057	—	—	3,826,057
Transfers out of Level 3	(343,980)	(2,251,497)	(432,180)	(3,292,917)	—	—	(6,320,574)
Accrued discounts/premiums	—	2,358	—	219,251	—	—	221,609
Net realized gain (loss)	—	—	50,754	153,082	805	—	204,641
Net change in unrealized appreciation/depreciation[1,2]	(13,959,210)	46,309	(8,752,650)	1,258,140	10,636	(34,180)	(21,430,955)
Purchases	61,962,611	1,275,794	16,862,253	41,372,344	270	26,617	121,499,889
Sales	—	—	(1,147,332)	(3,211,829)	(805)	—	(4,359,966)
Closing Balance, as of February 28, 2014	$55,267,551	$1,897,461	$10,254,760	$53,396,706	$10,977	$58,465	$120,885,920
Net change in unrealized appreciation/depreciation on investments still held at February 28, 2014[2]	$(13,959,210)	$46,309	$(8,712,662)	$1,258,140	$10,695	$(34,180)	$(21,390,908)
[1]	Included in the related net change in unrealized appreciation/depreciation in the Consolidated Statement of Operations.
[2]	Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at February 28, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contracts
Assets:
Opening Balance, as of August 31, 2013	$607,499
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[3,4]	1,552,283
Purchases	—
Issues	—
Sales	—
Settlements	—
Closing Balance, as of February 28, 2014	$2,159,782
Net change in unrealized appreciation/depreciation on derivative financial instruments still held at February 28, 2014[4]	$1,552,283
[3]	Included in the related net change in unrealized appreciation/depreciation in the Consolidated Statement of Operations.
[4]	Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on derivative financial instruments still held at February 28, 2014 is generally due to derivative financial instruments no longer held or categorized as Level 3 at period end.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	41

Consolidated Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund, Inc. (HYT)

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) determine the value of certain of the Trust’s Level 3 investments as of February 28, 2014. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $89,831,898. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$3,203,220	Cost[2]	N/A	—
	10,845,649	Market Comparable Companies	2P (Proved and Probable) Reserves + 2C (Contingent) Resources Multiple[3]	CAD[6] 0.32x—0.51x
			PV-10 Multiple[3,4]	0.13x—0.23x
	6,096,789	Market Comparable Companies	Offshore Last 12 Months EBITDA Multiple[3]	6.50x
			Offshore Current Fiscal Year EBITDA Multiple[3]	6.88x
			Onshore EBITDA Multiple[3]	4.00x
			Onshore Current Fiscal Year EBITDA Multiple[3]	3.88x
Corporate Bonds[1]	2,800,000	Cost[2]	N/A	—
	2,548,559	Par	Call Price[3]	—
	4,906,200	Market Comparable Companies	Last 12 Months EBITDA Multiple[3]	10.50x
Warrants	53,607	Black-Scholes	Implied Volatility[3]	62.28%
	4,858	Estimated Recovery Value	Distribution Rate[5]	$0.0541
Total	$30,458,882
[1]	For the period ended February 28, 2014, the valuation technique for certain investments classified as corporate bonds changed to utilizing par value. Market information previously utilized to determine fair value under the market approach no longer applied to this investment; therefore, the par value is considered to be a more relevant measure of fair value for this investment.
[2]	The Trust fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Trust.
[3]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
[4]	Present value of estimated future oil and gas revenues, net of estimated direct expenses discounted at an annual discount of 10%.
[5]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.
[6]	Canadian Dollar.

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments February 28, 2014 (Unaudited)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
Common Stocks — 0.1%		Shares	Value
Paper & Forest Products — 0.1%
NewPage Holdings, Inc.		4,960	$411,680

Asset-Backed Securities		Par (000)
Asset-Backed Securities — 5.0%
321 Henderson Receivables I LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (a)	USD	628	664,928
ACAS CLO Ltd., Series 2013-1A, Class C, 2.99%, 4/20/25 (a)(b)		500	492,500
AmeriCredit Automobile Receivables Trust, Series 2011-5, Class C, 3.44%, 10/08/17		400	413,328
Apidos CDO XI, Series 2012-11A, Class D, 4.49%, 1/17/23 (a)(b)		600	601,708
Atrium CDO Corp., Series 9A, Class D, 3.73%, 2/28/24		750	726,656
Babson CLO Ltd., Series 2012-1X, Class B, 2.74%, 4/15/22 (b)		500	488,013
Brookside Mill CLO Ltd., Series 2013-1A, Class C1, 2.94%, 4/17/25 (a)(b)		500	491,141
CarMax Auto Owner Trust, Series 2012-1:
Class B, 1.76%, 8/15/17		210	214,446
Class C, 2.20%, 10/16/17		125	128,674
Class D, 3.09%, 8/15/18		160	164,504
Cavalry CLO II, Series 2A, Class D, 4.24%, 1/17/24		765	750,829
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A3, 3.03%, 10/15/25		1,105	1,090,045
CIFC Funding Ltd. (a)(b):
Series 2012-1A, Class B1L, 5.49%, 8/14/24		750	753,750
Series 2013-IA, Class B, 3.05%, 4/16/25		500	492,750
Series 2013-IA, Class C, 3.84%, 4/16/25		500	485,481
Ford Credit Floorplan Master Owner Trust, Series 2012-2:
Class B, 2.32%, 1/15/19		245	251,613
Class C, 2.86%, 1/15/19		105	109,435
Class D, 3.50%, 1/15/19		200	211,410
Galaxy XV CLO Ltd., Series 2013-15A, Class C, 2.84%, 4/15/25 (a)(b)		500	487,302
ING IM CLO Ltd., Series 2012-2A, Class C, 3.69%, 10/15/22 (a)(b)		750	751,643
Nelnet Student Loan Trust (b):
Series 2006-1, Class A5, 0.35%, 8/23/27		525	514,083
Series 2008-3, Class A4, 1.88%, 11/25/24		620	644,018
OZLM Funding III Ltd., Series 2013-3A (a)(b):
Class B, 3.34%, 1/22/25		750	745,617
Class C, 4.14%, 1/22/25		500	490,496
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class C, 3.19%, 10/15/15 (a)		439	440,879
Santander Drive Auto Receivables Trust:
Series 2010-2, Class C, 3.89%, 7/17/17		880	892,896
Series 2010-B, Class C, 3.02%, 10/17/16 (a)		290	291,827
Series 2011-1, Class D, 4.01%, 2/15/17		940	974,682
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		67	67,514
Series 2011-S2A, Class C, 2.86%, 6/15/17 (a)		141	141,191
Series 2012-1, Class B, 2.72%, 5/16/16		240	242,046
Series 2012-1, Class C, 3.78%, 11/15/17		325	335,509
SLM Private Credit Student Loan Trust, Series 2004-B, Class A2, 0.44%, 6/15/21 (b)		132	130,080
SLM Private Education Loan Trust, Series 2012-A, Class A1, 1.55%, 8/15/25 (a)(b)		225	227,866
SLM Student Loan Trust:
Series 2008-5, Class A3, 1.54%, 1/25/18 (b)		525	529,293
Series 2008-5, Class A4, 1.94%, 7/25/23 (b)		630	656,968
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		345	365,128
Series 2014-A, Class B, 3.50%, 11/15/44 (a)(c)		250	236,797

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (concluded)
Small Business Administration Participation Certificates, Series 1996-20K, Class 1, 6.95%, 11/01/16	USD	91	$94,800
Symphony CLO VII Ltd., Series 2011-7A, Class E, 3.84%, 7/28/21 (a)(b)		750	715,172
World Financial Network Credit Card Master Trust, Series 2012-C, Class C, 4.55%, 8/15/22		1,180	1,241,478
			19,748,496
Interest Only Asset-Backed Securities — 0.1%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (a)		3,116	222,964
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29 (a)		5,120	340,816
			563,780
Total Asset-Backed Securities — 5.1%			20,312,276

Corporate Bonds
Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21		230	255,875
United Technologies Corp. (d):
4.88%, 5/01/15		1,250	1,312,847
6.13%, 7/15/38		750	942,599
			2,511,321
Airlines — 1.9%
American Airlines Pass-Through Trust, Series 2013-2 (a):
Class A, 4.95%, 7/15/24		2,286	2,446,302
Class B, 5.60%, 1/15/22		507	526,979
Continental Airlines Pass-Through Trust:
Series 2010-1, Class B, 6.00%, 7/12/20		471	496,014
Series 2012-3, Class C, 6.13%, 4/29/18		500	529,375
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 2/15/27		2,000	2,052,000
US Airways Pass-Through Trust, Series 2012-1, Class C, 9.13%, 10/01/15		1,308	1,386,019
			7,436,689
Auto Components — 1.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (a):
3.50%, 3/15/17		522	528,525
4.88%, 3/15/19		900	918,000
6.00%, 8/01/20		953	1,005,415
5.88%, 2/01/22		667	680,340
Jaguar Land Rover Automotive PLC, 4.13%, 12/15/18 (a)		750	765,000
			3,897,280
Auto Parts — 0.0%
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20		161	163,415
Automobiles — 0.8%
Ford Motor Co., 4.75%, 1/15/43		2,005	1,938,695
General Motors Co., 6.25%, 10/02/43 (a)		1,253	1,387,697
			3,326,392
Building Products — 0.1%
Cemex SAB de CV, 5.88%, 3/25/19 (a)		200	206,000
Momentive Performance Materials, Inc., 8.88%, 10/15/20		250	267,500
			473,500

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	43

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Capital Markets — 3.7%
CDP Financial, Inc., 5.60%, 11/25/39 (a)(d)	USD	2,955	$3,509,603
The Goldman Sachs Group, Inc. (d):
5.38%, 3/15/20		1,215	1,368,630
5.25%, 7/27/21		3,175	3,536,296
5.75%, 1/24/22		1,815	2,072,725
Lehman Brothers Holdings Inc., 6.50%, 7/19/17 (e)(f)		225	—
Morgan Stanley:
4.20%, 11/20/14 (d)		680	697,843
4.00%, 7/24/15		400	417,236
6.25%, 8/28/17 (d)		1,925	2,220,083
Murray Street Investment Trust I, 4.65%, 3/09/17 (d)(g)		820	888,733
			14,711,149
Chemicals — 1.3%
Axiall Corp., 4.88%, 5/15/23 (a)		152	150,100
The Dow Chemical Co., 4.13%, 11/15/21		350	367,737
Huntsman International LLC, 4.88%, 11/15/20		297	302,569
Methanex Corp., 3.25%, 12/15/19		2,074	2,087,910
Nufarm Australia Ltd., 6.38%, 10/15/19 (a)		240	249,000
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		1,800	1,867,500
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding BV, 7.38%, 5/01/21 (a)		151	163,080
			5,187,896
Commercial Banks — 3.2%
CIT Group, Inc.:
5.50%, 2/15/19 (a)		398	432,825
5.38%, 5/15/20		1,650	1,782,000
Depfa ACS Bank, 5.13%, 3/16/37 (a)		4,150	3,693,500
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)(d)		1,400	1,452,500
HSBC Bank PLC, 3.10%, 5/24/16 (a)(d)		695	730,049
HSBC Holdings PLC, 6.10%, 1/14/42 (d)		305	371,115
Rabobank Nederland (d):
3.88%, 2/08/22		1,390	1,436,472
3.95%, 11/09/22		1,500	1,486,874
Wells Fargo & Co., 3.50%, 3/08/22 (d)		1,390	1,423,197
			12,808,532
Commercial Services & Supplies — 1.4%
ADS Waste Holdings, Inc., 8.25%, 10/01/20		245	265,825
The ADT Corp., 4.88%, 7/15/42		539	433,895
Aviation Capital Group Corp. (a):
4.63%, 1/31/18		650	677,249
7.13%, 10/15/20		900	1,010,191
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (a)		214	223,095
Mobile Mini, Inc., 7.88%, 12/01/20		1,320	1,475,100
United Rentals North America, Inc.:
5.75%, 7/15/18		194	208,065
7.38%, 5/15/20		385	430,237
7.63%, 4/15/22		455	516,994
West Corp., 8.63%, 10/01/18		135	145,463
			5,386,114
Communications Equipment — 1.3%
ADC Telecommunications, Inc., 3.50%, 7/15/15		4,340	4,394,250
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		530	584,325
			4,978,575
Construction & Engineering — 0.1%
ABB Finance USA, Inc., 4.38%, 5/08/42		194	190,549
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (a)		96	101,400
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		200	212,500
			504,449

Corporate Bonds		Par (000)	Value
Construction Materials — 1.0%
HD Supply, Inc.:
8.13%, 4/15/19	USD	1,954	$2,198,250
7.50%, 7/15/20		1,544	1,690,680
Lafarge SA, 7.13%, 7/15/36		135	142,425
			4,031,355
Consumer Finance — 0.9%
Discover Financial Services, 3.85%, 11/21/22		250	246,528
Ford Motor Credit Co. LLC:
6.63%, 8/15/17		280	324,862
8.13%, 1/15/20		1,265	1,602,315
4.25%, 9/20/22		800	826,622
SLM Corp., 6.25%, 1/25/16		651	703,080
			3,703,407
Containers & Packaging — 0.5%
Ardagh Packaging Finance PLC, 7.38%, 10/15/17 (a)	EUR	425	625,492
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21	USD	91	99,645
Sealed Air Corp. (a):
6.50%, 12/01/20		550	608,437
8.38%, 9/15/21		225	259,594
Smurfit Kappa Acquisitions, 4.88%, 9/15/18 (a)		410	431,525
			2,024,693
Diversified Consumer Services — 0.5%
APX Group, Inc., 6.38%, 12/01/19		634	653,813
Service Corp. International, 4.50%, 11/15/20		1,240	1,215,200
			1,869,013
Diversified Financial Services — 7.5%
Aircastle Ltd., 6.25%, 12/01/19		705	768,450
Ally Financial, Inc.:
5.50%, 2/15/17		1,500	1,638,750
6.25%, 12/01/17		160	180,000
8.00%, 3/15/20		560	693,000
8.00%, 11/01/31 (e)		300	378,000
Bank of America Corp. (d):
5.63%, 7/01/20		1,100	1,266,367
3.30%, 1/11/23		5,010	4,874,510
Capital One Financial Corp., 4.75%, 7/15/21		975	1,068,017
FMR LLC, 4.95%, 2/01/33 (a)(d)		1,150	1,197,972
General Electric Capital Corp., 6.75%, 3/15/32 (d)		2,500	3,198,052
General Motors Financial Co., Inc., 4.25%, 5/15/23		406	410,060
IntercontinentalExchange Group, Inc., 4.00%, 10/15/23		235	244,901
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		500	528,750
Jefferies LoanCore LLC/JLC Finance Corp., 6.88%, 6/01/20 (a)		626	638,520
JPMorgan Chase & Co., 6.30%, 4/23/19 (d)		1,375	1,633,105
JPMorgan Chase Bank NA, 6.00%, 10/01/17 (d)		800	920,054
Macquarie Bank Ltd., 10.25%, 6/20/57 (b)		900	1,021,500
Moody’s Corp., 4.50%, 9/01/22		900	930,710
Northern Trust Corp., 3.95%, 10/30/25 (d)		4,000	4,059,652
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		200	212,750
7.88%, 8/15/19		560	618,800
5.75%, 10/15/20		1,000	1,045,000
6.88%, 2/15/21		1,255	1,364,813
WMG Acquisition Corp., 11.50%, 10/01/18		562	639,275
			29,531,008
Diversified Telecommunication Services — 2.7%
CenturyLink, Inc., Series V, 5.63%, 4/01/20		400	418,000
Level 3 Financing, Inc.:
8.13%, 7/01/19		671	738,100
8.63%, 7/15/20		580	651,775

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (concluded)
Verizon Communications, Inc. (d):
3.50%, 11/01/21	USD	500	$504,673
6.40%, 2/15/38		3,396	3,972,807
6.55%, 9/15/43		3,375	4,131,614
Windstream Corp., 7.88%, 11/01/17		200	229,000
			10,645,969
Electric Utilities — 5.9%
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		121	153,473
5.95%, 12/15/36		217	232,915
CMS Energy Corp., 5.05%, 3/15/22		917	1,023,187
Duke Energy Carolinas LLC:
6.10%, 6/01/37		325	392,199
6.00%, 1/15/38 (d)		850	1,044,361
4.25%, 12/15/41 (d)		375	371,566
Duke Energy Florida, Inc., 6.40%, 6/15/38		340	441,612
E.ON International Finance BV, 6.65%, 4/30/38 (a)(d)		1,575	1,986,066
Electricite de France SA, 5.60%, 1/27/40 (a)(d)		1,400	1,526,206
Florida Power Corp., 6.35%, 9/15/37 (d)		1,450	1,870,246
Georgia Power Co., 3.00%, 4/15/16 (d)		800	838,741
Hydro Quebec (d):
9.40%, 2/01/21		390	528,186
Series HY, 8.40%, 1/15/22		730	966,389
Series IO, 8.05%, 7/07/24		1,900	2,610,482
Jersey Central Power & Light Co., 7.35%, 2/01/19		245	295,236
Ohio Power Co., Series D, 6.60%, 3/01/33		1,500	1,847,529
PacifiCorp, 6.25%, 10/15/37 (d)		650	820,264
Public Service Co. of Colorado, Series 17, 6.25%, 9/01/37 (d)		1,350	1,730,574
Southern California Edison Co. (d):
5.63%, 2/01/36		675	788,732
Series 08-A, 5.95%, 2/01/38		1,100	1,353,065
Virginia Electric and Power Co., Series A, 6.00%, 5/15/37 (d)		1,920	2,348,774
			23,169,803
Energy Equipment & Services — 2.7%
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		470	491,150
Ensco PLC:
3.25%, 3/15/16		160	167,520
4.70%, 3/15/21 (d)		1,745	1,878,943
EOG Resources, Inc., 2.63%, 3/15/23 (d)		1,898	1,794,382
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		71	72,953
GrafTech International Ltd., 6.38%, 11/15/20		580	595,950
MEG Energy Corp., 6.50%, 3/15/21 (a)		560	590,800
Noble Holding International Ltd., 5.25%, 3/15/42		350	344,118
Peabody Energy Corp.:
6.00%, 11/15/18		1,256	1,359,620
6.25%, 11/15/21		1,244	1,284,430
Seadrill Ltd., 5.63%, 9/15/17 (a)		1,590	1,657,575
Transocean, Inc., 6.50%, 11/15/20		350	395,837
			10,633,278
Food & Staples Retailing — 0.1%
Rite Aid Corp., 6.75%, 6/15/21		279	306,900
Food Products — 1.1%
Barry Callebaut Services NV, 5.50%, 6/15/23 (a)		700	720,321
Kraft Foods Group, Inc.:
5.38%, 2/10/20		1,570	1,795,769
5.00%, 6/04/42		997	1,039,201
Pinnacle Foods Finance LLC, 4.88%, 5/01/21		224	218,120
Smithfield Foods, Inc. (a):
5.25%, 8/01/18		328	343,990
5.88%, 8/01/21		169	174,070
			4,291,471

Corporate Bonds		Par (000)	Value
Gas Utilities — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/01/18	USD	380	$404,700
Health Care Equipment & Supplies — 0.5%
Boston Scientific Corp., 6.25%, 11/15/15		1,260	1,371,620
Teleflex, Inc., 6.88%, 6/01/19		385	409,062
			1,780,682
Health Care Providers & Services — 4.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75%, 2/15/19		535	577,800
6.00%, 10/15/21		204	212,670
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		400	423,500
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (a)	EUR	494	721,076
HCA, Inc.:
8.50%, 4/15/19	USD	17	17,850
6.50%, 2/15/20		2,044	2,307,165
7.25%, 9/15/20		357	388,238
4.75%, 5/01/23		1,161	1,161,000
Symbion, Inc., 8.00%, 6/15/16		455	478,887
Tenet Healthcare Corp.:
6.25%, 11/01/18		750	830,625
6.00%, 10/01/20 (a)		622	668,650
4.50%, 4/01/21		383	382,043
4.38%, 10/01/21		1,765	1,742,937
8.13%, 4/01/22		1,160	1,299,200
UnitedHealth Group, Inc., 2.88%, 3/15/22 (d)		2,000	1,947,356
WellPoint, Inc., 4.65%, 1/15/43 (d)		3,995	3,891,641
			17,050,638
Hotels, Restaurants & Leisure — 3.4%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20 (a)		2,120	2,255,150
MCE Finance Ltd., 5.00%, 2/15/21 (a)		941	938,647
PNK Finance Corp., 6.38%, 8/01/21 (a)		274	286,330
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)		859	869,738
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	1,851	3,257,899
Series A4, 5.66%, 6/30/27		639	1,074,774
Series M, 7.40%, 3/28/24		1,500	2,549,504
Series N, 6.46%, 3/30/32		1,195	1,780,969
Wynn Macau Ltd., 5.25%, 10/15/21 (a)	USD	416	427,440
			13,440,451
Household Durables — 0.1%
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)		374	370,260
Household Products — 0.1%
Spectrum Brands, Inc.:
6.38%, 11/15/20		200	218,000
6.63%, 11/15/22		275	299,750
			517,750
Independent Power Producers & Energy Traders — 0.0%
Calpine Corp., 6.00%, 1/15/22 (a)		137	145,220
Industrial Conglomerates — 0.1%
Smiths Group PLC, 3.63%, 10/12/22 (a)		180	171,708
Insurance — 4.9%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (a)		608	646,000
American International Group, Inc. (d):
3.80%, 3/22/17		5,580	5,994,421
5.45%, 5/18/17		800	899,887
AXA SA, 5.25%, 4/16/40 (b)	EUR	250	381,112
Five Corners Funding Trust, 4.42%, 11/15/23 (a)	USD	1,025	1,045,951

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	45

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Insurance (concluded)
Hartford Financial Services Group, Inc.:
6.00%, 1/15/19	USD	345	$403,698
5.13%, 4/15/22		930	1,038,659
Liberty Mutual Group, Inc., 6.50%, 5/01/42 (a)		1,000	1,168,444
Lincoln National Corp., 6.25%, 2/15/20		630	739,147
Manulife Financial Corp., 3.40%, 9/17/15 (d)		1,625	1,690,135
MetLife Global Funding I, 5.13%, 6/10/14 (a)(d)		775	785,014
Montpelier Re Holdings Ltd., 4.70%, 10/15/22		450	452,828
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		340	362,950
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)	EUR	200	325,963
Prudential Financial, Inc. (d):
4.75%, 9/17/15	USD	1,220	1,294,926
7.38%, 6/15/19		300	373,192
5.38%, 6/21/20		250	286,878
4.50%, 11/15/20		400	438,886
5.70%, 12/14/36		950	1,076,630
			19,404,721
Internet Software & Services — 0.1%
Equinix, Inc., 4.88%, 4/01/20		87	88,414
VeriSign, Inc., 4.63%, 5/01/23		345	336,375
			424,789
IT Services — 0.5%
First Data Corp. (a):
7.38%, 6/15/19		205	222,169
8.88%, 8/15/20		1,000	1,112,500
6.75%, 11/01/20		680	734,400
			2,069,069
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.20%, 10/01/22		250	237,873
Machinery — 0.1%
Allegion US Holding Co., Inc., 5.75%, 10/01/21 (a)		448	467,600
Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (a)(d)		1,100	1,181,125
Media — 6.4%
AMC Networks, Inc.:
7.75%, 7/15/21		320	363,200
4.75%, 12/15/22		343	344,715
Cinemark USA, Inc., 5.13%, 12/15/22		175	175,875
Clear Channel Communications, Inc., 9.00%, 12/15/19		306	321,300
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22		2,485	2,641,492
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22 (d)		2,000	2,847,024
COX Communications, Inc. (a):
6.95%, 6/01/38		1,000	1,115,401
8.38%, 3/01/39		1,735	2,214,839
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41		260	282,271
5.15%, 3/15/42		2,100	1,979,393
Gray Television, Inc., 7.50%, 10/01/20		334	364,060
Intelsat Jackson Holdings SA, 5.50%, 8/01/23 (a)		700	692,125
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (a)		109	119,628
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		345	359,662
NBCUniversal Media LLC (d):
5.15%, 4/30/20		1,974	2,257,034
4.38%, 4/01/21		1,015	1,102,640
Omnicom Group, Inc., 3.63%, 5/01/22 (d)		2,355	2,349,136
Sirius XM Holdings, Inc., 4.25%, 5/15/20 (a)		334	326,485
Time Warner, Inc.:
4.70%, 1/15/21		1,000	1,090,418
6.10%, 7/15/40		615	703,912
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (a)		250	258,750

Corporate Bonds		Par (000)	Value
Media (concluded)
Univision Communications, Inc., 5.13%, 5/15/23 (a)	USD	1,153	$1,181,825
Virgin Media Secured Finance PLC:
6.50%, 1/15/18		330	341,963
7.00%, 1/15/18	GBP	792	1,377,636
5.38%, 4/15/21 (a)	USD	395	406,850
			25,217,634
Metals & Mining — 4.1%
Alcoa, Inc., 5.40%, 4/15/21		1,450	1,526,783
ArcelorMittal:
9.50%, 2/15/15		252	270,270
4.25%, 2/25/15		174	178,133
4.25%, 8/05/15		174	179,438
5.00%, 2/25/17		215	229,781
6.13%, 6/01/18		314	345,400
Commercial Metals Co., 4.88%, 5/15/23		561	539,962
Corp. Nacional del Cobre de Chile, 3.00%, 7/17/22 (a)(d)		1,566	1,465,087
FMG Resources August 2006 Property Ltd., 6.00%, 4/01/17 (a)		405	427,275
Freeport-McMoRan Copper & Gold, Inc.:
3.55%, 3/01/22		540	520,650
5.45%, 3/15/43		450	444,401
New Gold, Inc., 6.25%, 11/15/22 (a)		435	435,000
Newcrest Finance Property Ltd., 4.45%, 11/15/21 (a)		475	427,125
Novelis, Inc., 8.75%, 12/15/20 (d)		4,105	4,618,125
Teck Resources Ltd., 5.38%, 10/01/15		2,350	2,509,760
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (a)		598	645,840
Xstrata Canada Corp., 6.20%, 6/15/35		1,550	1,595,015
			16,358,045
Multiline Retail — 0.8%
Dollar General Corp., 3.25%, 4/15/23		2,000	1,877,578
Dufry Finance SCA, 5.50%, 10/15/20 (a)		1,260	1,291,500
			3,169,078
Oil, Gas & Consumable Fuels — 10.2%
Access Midstream Partners LP/ACMP Finance Corp., 6.13%, 7/15/22		400	434,000
Anadarko Petroleum Corp., 5.95%, 9/15/16		1,916	2,140,122
Antero Resources Finance Corp., 5.38%, 11/01/21 (a)		153	156,443
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (a)		159	168,540
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		99	106,425
BP Capital Markets PLC, 3.13%, 10/01/15		330	343,467
Burlington Resources Finance Co., 7.40%, 12/01/31 (d)		950	1,303,156
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		400	440,000
Cenovus Energy, Inc., 6.75%, 11/15/39		750	936,535
Chesapeake Energy Corp., 5.75%, 3/15/23		615	661,125
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		150	182,678
CONSOL Energy, Inc.:
8.00%, 4/01/17		514	536,487
8.25%, 4/01/20		166	180,525
Continental Resources, Inc.:
5.00%, 9/15/22 (d)		2,000	2,095,000
4.50%, 4/15/23		114	118,045
Denbury Resources, Inc., 4.63%, 7/15/23		627	590,947
El Paso LLC, 7.80%, 8/01/31		45	47,713
El Paso Natural Gas Co., 8.38%, 6/15/32		275	371,608
Energy Transfer Partners LP, 7.50%, 7/01/38		500	611,026
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17		455	497,087
Enterprise Products Operating LLC, 6.13%, 10/15/39		700	808,920

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)(d)	USD	505	$596,536
Kinder Morgan Energy Partners LP:
6.50%, 9/01/39		3,000	3,378,939
6.55%, 9/15/40		110	125,405
6.38%, 3/01/41		160	178,198
Kinder Morgan, Inc., 5.63%, 11/15/23 (a)		170	170,886
Kodiak Oil & Gas Corp.:
8.13%, 12/01/19		110	122,375
5.50%, 2/01/22		106	108,915
Linn Energy LLC/Linn Energy Finance Corp., 7.00%, 11/01/19 (a)		237	247,073
Marathon Petroleum Corp., 6.50%, 3/01/41		1,052	1,270,551
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22		33	35,640
4.50%, 7/15/23		10	9,688
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21		212	223,660
MidAmerican Energy Co., 5.80%, 10/15/36 (d)		800	961,143
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		950	1,111,136
6.50%, 9/15/37		2,115	2,640,662
Nexen, Inc.:
6.40%, 5/15/37		400	468,010
7.50%, 7/30/39		670	880,513
Oasis Petroleum, Inc., 6.88%, 3/15/22 (a)		202	219,170
Pacific Drilling SA, 5.38%, 6/01/20 (a)		370	374,625
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		47	51,583
PDC Energy, Inc., 7.75%, 10/15/22		260	284,050
Petrobras International Finance Co.:
3.88%, 1/27/16		1,335	1,371,712
5.75%, 1/20/20		1,760	1,831,669
Pioneer Natural Resources Co., 3.95%, 7/15/22		350	358,300
Premier Oil PLC, 5.00%, 6/09/18		1,900	1,976,000
Range Resources Corp.:
5.75%, 6/01/21		106	113,950
5.00%, 8/15/22		27	27,810
5.00%, 3/15/23		63	64,103
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23		249	232,815
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (a)		118	126,850
Rosetta Resources, Inc., 5.63%, 5/01/21		239	246,170
Sabine Pass Liquefaction LLC (a):
5.88%, 2/01/21		1,791	1,835,775
6.25%, 3/15/22		398	411,930
5.63%, 4/15/23		469	460,792
SandRidge Energy, Inc.:
8.75%, 1/15/20		23	24,898
7.50%, 2/15/23		238	251,090
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21 (a)		388	411,280
Western Gas Partners LP, 5.38%, 6/01/21		715	771,699
Whiting Petroleum Corp., 5.00%, 3/15/19		821	868,207
The Williams Cos., Inc., Series A, 7.50%, 1/15/31		2,500	2,703,510
			40,277,167
Paper & Forest Products — 0.5%
Clearwater Paper Corp., 7.13%, 11/01/18		1,000	1,065,000
International Paper Co.:
7.50%, 8/15/21		75	94,734
4.75%, 2/15/22		420	455,447
6.00%, 11/15/41		435	504,517
NewPage Corp., 11.38%, 12/31/14 (e)(f)		1,144	—
			2,119,698

Corporate Bonds		Par (000)	Value
Pharmaceuticals — 1.1%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (a)	EUR	200	$303,694
Forest Laboratories, Inc. (a):
4.38%, 2/01/19	USD	228	243,960
5.00%, 12/15/21		379	405,530
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (a)		520	582,400
Salix Pharmaceuticals Ltd., 6.00%, 1/15/21 (a)		162	173,340
Valeant Pharmaceuticals International, Inc. (a):
6.75%, 8/15/18		1,322	1,457,505
6.38%, 10/15/20		575	628,187
5.63%, 12/01/21		378	401,153
			4,195,769
Real Estate Investment Trusts (REITs) — 0.7%
Felcor Lodging LP, 5.63%, 3/01/23		247	248,235
Simon Property Group LP, 4.75%, 3/15/42 (d)		835	862,855
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		275	295,968
Vornado Realty LP, 5.00%, 1/15/22		1,190	1,272,839
			2,679,897
Real Estate Management & Development — 0.6%
Lennar Corp., 4.75%, 11/15/22		440	420,200
Realogy Corp. (a)(d):
7.88%, 2/15/19		369	400,365
7.63%, 1/15/20		520	583,700
The Realogy Group LLC/Sunshine Group Florida Ltd., 3.38%, 5/01/16 (a)		477	481,770
WEA Finance LLC, 4.63%, 5/10/21 (a)		305	331,447
			2,217,482
Road & Rail — 0.9%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		940	1,081,949
The Hertz Corp.:
4.25%, 4/01/18		237	244,703
5.88%, 10/15/20		230	243,800
7.38%, 1/15/21		1,450	1,595,000
6.25%, 10/15/22		385	407,137
			3,572,589
Semiconductors & Semiconductor Equipment — 0.1%
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (a)		470	500,550
Software — 0.7%
Activision Blizzard, Inc. (a):
5.63%, 9/15/21		538	578,350
6.13%, 9/15/23		188	203,980
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		1,085	1,087,712
Oracle Corp., 5.38%, 7/15/40 (d)		800	902,497
			2,772,539
Specialty Retail — 0.6%
The Home Depot, Inc., 5.88%, 12/16/36 (d)		830	1,002,708
QVC, Inc. (a):
7.50%, 10/01/19		395	422,577
7.38%, 10/15/20		975	1,056,440
			2,481,725
Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp., 4.50%, 12/15/22		487	479,695
SIWF Merger Sub, Inc., 6.25%, 6/01/21 (a)		404	414,100
The William Carter Co., 5.25%, 8/15/21 (a)		329	337,225
			1,231,020
Thrifts & Mortgage Finance — 0.4%
Radian Group, Inc., 5.38%, 6/15/15		1,400	1,442,000
Tobacco — 1.2%
Altria Group, Inc.:
9.95%, 11/10/38		258	409,215
10.20%, 2/06/39		447	726,926
5.38%, 1/31/44 (d)		2,015	2,103,188

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	47

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Tobacco (concluded)
Lorillard Tobacco Co., 7.00%, 8/04/41	USD	500	$564,870
Reynolds American, Inc., 4.75%, 11/01/42		1,050	986,403
			4,790,602
Wireless Telecommunication Services — 2.5%
America Movil SAB de CV, 2.38%, 9/08/16		800	826,400
Crown Castle International Corp., 5.25%, 1/15/23		465	476,625
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		1,595	1,834,253
Digicel Group Ltd., 8.25%, 9/30/20 (a)		405	428,288
Digicel Ltd., 6.00%, 4/15/21 (a)		800	804,000
Rogers Communications, Inc., 7.50%, 8/15/38		1,175	1,519,833
SBA Tower Trust, 5.10%, 4/15/42 (a)		360	389,724
Softbank Corp., 4.50%, 4/15/20 (a)		550	553,437
Sprint Capital Corp., 8.75%, 3/15/32		350	392,875
Sprint Communications, Inc. (a):
9.00%, 11/15/18		530	649,250
7.00%, 3/01/20		872	1,007,160
Sprint Corp., 7.88%, 9/15/23 (a)		850	941,375
			9,823,220
Total Corporate Bonds — 84.0%			332,107,810

Foreign Agency Obligations
Iceland Government International Bond, 5.88%, 5/11/22		1,780	1,902,375
Italian Republic, 5.38%, 6/15/33		470	512,272
Slovenia Government International Bond:
4.38%, 4/02/14	EUR	1,600	2,214,488
4.13%, 2/18/19 (a)	USD	375	385,312
5.85%, 5/10/23 (a)		432	464,400
Total Foreign Agency Obligations — 1.4%			5,478,847

Municipal Bonds
City of Detroit Michigan, GO, Taxable Capital Improvement, Limited Tax, Series A-2, 8.00%, 4/01/14 (e)(f)		1,525	457,500
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution:
Series EE, 5.50%, 6/15/43		465	507,282
Series GG, Build America Bonds, 5.72%, 6/15/42		690	824,350
Water & Sewer System, Fiscal 2011, Series EE, 5.38%, 6/15/43		385	416,924
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40		950	1,156,568
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40		1,260	1,530,371
Metropolitan Transportation Authority, RB, Build America Bonds, Series C, 7.34%, 11/15/39		670	937,672
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A, 7.06%, 4/01/57		1,000	1,064,610
New York State Dormitory Authority, RB, Build America Bonds:
5.63%, 3/15/39		550	633,397
5.60%, 3/15/40		950	1,102,750
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		395	475,706
State of California, GO, Build America Bonds, Various Purpose:
7.55%, 4/01/39		140	195,026
7.63%, 3/01/40		860	1,196,045
State of Illinois, GO, Pension, 5.10%, 6/01/33		1,000	984,140

Municipal Bonds		Par (000)	Value
University of California, RB, Build America Bonds, 5.95%, 5/15/45	USD	440	$526,016
Total Municipal Bonds — 3.0%			12,008,357

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.6%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37		736	624,302
Collateralized Mortgage Obligation Trust, Series 40, Class R, 0.58%, 4/01/18		20	20
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		1,192	1,109,879
Series 2006-OA21, Class A1, 0.34%, 3/20/47 (b)		756	583,754
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 2A1, 0.36%, 4/25/46 (b)		300	236,773
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.61%, 7/27/36 (a)(b)		1,009	1,001,607
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 5.06%, 6/19/35 (b)		707	711,303
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.34%, 12/25/36 (b)		497	430,184
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 2.78%, 5/25/36 (b)		568	476,351
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33		769	823,694
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 0.91%, 5/25/47 (b)		320	279,278
			6,277,145
Commercial Mortgage-Backed Securities — 13.9%
Banc of America Merrill Lynch Commercial Mortgage Trust:
Series 2006-6, Class A2, 5.31%, 10/10/45		158	158,436
Series 2007-1, Class A4, 5.45%, 1/15/49		500	540,428
Series 2007-2, Class A4, 5.60%, 4/10/49 (b)		750	834,683
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.87%, 9/11/42		800	836,736
Citigroup Commercial Mortgage Trust (b):
Series 2008-C7, Class A4, 6.13%, 12/10/49		1,200	1,369,962
Series 2013-GC15, Class B, 5.11%, 9/10/46		3,593	3,816,097
Series 2013-GC15, Class XA, 1.30%, 9/10/46		13,270	977,665
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,100	1,211,016
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.01%, 12/10/49 (b)		1,515	1,689,331
Commercial Mortgage Trust:
Series 2006-C7, Class AM, 5.79%, 6/10/46 (b)		1,750	1,896,850
Series 2013-CR11, Class B, 5.16%, 10/10/46 (b)		3,505	3,758,282
Series 2013-CR11, Class C, 5.17%, 10/10/46 (a)(b)		3,271	3,368,966
Series 2013-LC6, Class B, 3.74%, 1/10/46		695	674,666
Series 2013-LC6, Class D, 4.29%, 1/10/46 (a)(b)		835	744,465
Credit Suisse Commercial Mortgage Trust:
Series 2006-C3, Class AM, 5.79%, 6/15/38 (b)		1,000	1,085,837
Series 2006-C5, Class AM, 5.34%, 12/15/39		1,750	1,889,493
Series 2010-RR2, Class 2A, 5.76%, 9/15/39 (a)(b)		1,010	1,106,872
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		705	725,041

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
DBRR Trust, Series 2011-C32, Class A3A, 5.75%, 6/17/49 (a)(b)	USD	365	$409,873
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4, 4.55%, 12/10/41		321	322,045
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.82%, 7/10/38 (b)		1,145	1,250,654
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.68%, 2/10/46 (a)		1,255	1,199,619
Hilton USA Trust, Series 2013- HLT, 4.41%, 11/05/30 (a)		2,950	3,019,195
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		712	717,398
Series 2006-CB14, Class AM, 5.45%, 12/12/44 (b)		330	355,051
LB-UBS Commercial Mortgage Trust (b):
Series 2004-C8, Class C, 4.93%, 12/15/39		1,385	1,409,981
Series 2007-C6, Class A4, 5.86%, 7/15/40		5,192	5,601,573
Series 2007-C7, Class A3, 5.87%, 9/15/45		1,103	1,258,000
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4, 5.45%, 2/12/44 (b)		4,000	4,410,380
Morgan Stanley Reremic Trust, Series 2011, Class A, 2.50%, 3/23/51 (a)		185	187,657
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (a)		847	869,730
Titan Europe PLC, Series 2007-1X, Class A, 0.77%, 1/20/17 (b)	GBP	1,607	2,476,300
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 5.93%, 2/15/51 (b)	USD	2,285	2,521,299
WF-RBS Commercial Mortgage Trust:
Series 2012-C8, Class B, 4.31%, 8/15/45		700	713,171
Series 2012-C8, Class C, 4.88%, 8/15/45 (b)		900	930,902
Series 2013-C11, Class D, 4.18%, 3/15/45 (a)(b)		800	723,634
			55,061,288
Interest Only Collateralized Mortgage Obligations — 0.0%
GSMPS Mortgage Loan Trust, Series 1998-5, 0.00%, 6/19/27 (a)(b)(i)		1,634	16
Interest Only Commercial Mortgage-Backed Securities — 1.2%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, 1.88%, 8/15/45 (a)(b)		15,680	1,462,501
Morgan Stanley Capital I Trust, Series 2012-C4, Class XA, 2.66%, 3/15/45 (a)(b)		9,403	1,141,749
WF-RBS Commercial Mortgage Trust, Class XA (a)(b):
Series 2012-C8, 2.23%, 8/15/45		6,002	693,494
Series 2012-C9, 2.25%, 11/15/45		10,613	1,299,390
			4,597,134
Total Non-Agency Mortgage-Backed Securities — 16.7%			65,935,583

Preferred Securities
Capital Trusts
Capital Markets — 0.8%
The Bank of New York Mellon Corp., Series D, 4.50% (b)(h)		1,702	1,576,477
Credit Suisse Group AG, 7.50% (a)(b)(h)		1,500	1,648,200
State Street Capital Trust IV, 1.24%, 6/15/37 (b)		70	54,250
			3,278,927
Commercial Banks — 0.5%
BNP Paribas SA, 7.20% (a)(b)(h)		1,000	1,058,750
Wachovia Capital Trust III, 5.57% (b)(h)		1,025	991,688
			2,050,438

Preferred Securities		Par (000)	Value
Capital Trusts (concluded)
Diversified Financial Services — 1.8%
Citigroup, Inc., Series D, 5.35% (b)(h)	USD	1,050	$984,375
General Electric Capital Corp., Series B, 6.25% (b)(d)(h)		900	965,250
JPMorgan Chase & Co., (b)(h):
Series 1, 7.90% (d)		3,500	3,927,700
Series Q, 5.15%		1,500	1,417,500
			7,294,825
Electric Utilities — 0.5%
Electricite de France SA, 5.25% (a)(b)(h)		2,100	2,114,700
Insurance — 3.8%
The Allstate Corp.(b):
5.75%, 8/15/53		1,000	1,040,100
6.50%, 5/15/67 (d)		2,150	2,244,062
American International Group, Inc., 8.18%, 5/15/58 (b)		970	1,249,166
AXA SA, 6.46% (a)(b)(h)		1,025	1,068,562
Genworth Holdings, Inc., 6.15%, 11/15/66 (b)		1,150	1,058,437
Liberty Mutual Group, Inc., 7.00%, 3/07/67 (a)(b)		975	1,016,438
Lincoln National Corp., 6.05%, 4/20/67 (b)		750	744,375
Metlife Capital Trust IV, 7.88%, 12/15/67 (a)		645	753,038
MetLife, Inc., 6.40%, 12/15/66		3,500	3,650,500
Swiss Re Capital I LP, 6.85% (a)(b)(d)(h)		1,060	1,135,790
XL Group PLC, Series E, 6.50% (b)(h)		810	798,863
			14,759,331
Total Capital Trusts — 7.4%			29,498,221

Preferred Stocks		Shares
Capital Markets — 0.4%
The Goldman Sachs Group, Inc., Series J, 5.50% (b)		46,000	1,089,740
SCE Trust III, 5.75% (b)		12,657	319,969
			1,409,709
Commercial Banks — 1.1%
US Bancorp, 6.00% (b)(h)		150,000	4,134,000
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S, 8.25% (b)		10,000	120,500
Total Preferred Stocks — 1.5%			5,664,209

Trust Preferreds — 0.1%
Commercial Banks — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40		14,810	404,683
Total Preferred Securities — 9.0%			35,567,113

US Government Sponsored Agency Securities		Par (000)
Agency Obligations — 3.2%
Fannie Mae (d):
0.00%, 10/09/19 (i)	USD	7,305	6,332,339
5.63%, 7/15/37		825	1,026,184
Federal Home Loan Bank (d):
5.25%, 12/09/22		700	822,688
5.37%, 9/09/24		1,100	1,296,536
Resolution Funding Corp., 0.00%, 4/15/30 (i)		6,055	3,330,165
			12,807,912

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	49

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities		Par (000)		Value
Collateralized Mortgage Obligations — 0.1%
Fannie Mae Mortgage-Backed Securities:
Series 1991-46, Class S, 2,483.39%, 5/25/21 (b)	USD	28		$1,799
Series 1991-87, Class S, 26.27%, 8/25/21 (b)		13		18,801
Series 2005-5, Class PK, 5.00%, 12/25/34		337		359,225
Series G-7, Class S, 1,127.03%, 3/25/21 (b)		—	(j)	1,064
Series G-17, Class S, 1,064.87%, 6/25/21 (b)		59		1,042
Series G-33, Class PV, 1.08%, 10/25/21		62		832
Series G-49, Class S, 1,018.63%, 12/25/21 (b)		—	(j)	365
Freddie Mac Mortgage-Backed Securities:
Series 19, Class R, 16,322.19%, 3/15/20 (b)		1		244
Series 173, Class R, 9.00%, 11/15/21		4		3
Series 173, Class RS, 9.38%, 11/15/21 (b)		—	(j)	4
Series 192, Class U, 1,009.03%, 2/15/22 (b)		—	(j)	1
Series 1057, Class J, 1.01%, 3/15/21		22		381
				383,761
Commercial Mortgage-Backed Securities — 0.7%
Freddie Mac Mortgage-Backed Securities (b):
Series 2012-K706, Class C, 4.02%, 11/25/44 (a)		170		170,338
Series 2013-K24, Class B, 3.50%, 11/25/45 (a)		1,750		1,647,200
Series K013, Class A2, 3.97%, 1/25/21		930		1,010,042
				2,827,580
Interest Only Collateralized Mortgage Obligations — 2.1%
Fannie Mae Mortgage-Backed Securities:
Series 7, Class 2, 8.50%, 4/01/17		1		111
Series 89, Class 2, 8.00%, 10/01/18		2		168
Series 94, Class 2, 9.50%, 8/01/21		1		162
Series 1990-123, Class M, 1.01%, 10/25/20		6		98
Series 1990-136, Class S, 19.92%, 11/25/20 (b)		3,554		4,978
Series 1991-139, Class PT, 0.65%, 10/25/21		61		755
Series 1991-99, Class L, 0.93%, 8/25/21		27		430
Series 1997-50, Class SI, 1.20%, 4/25/23 (b)		100		3,575
Series 2012-47, Class NI, 4.50%, 4/25/42		5,185		1,158,074
Series 2012-96, Class DI, 4.00%, 2/25/27		6,743		797,199
Series 2012-M9, Class X1, 4.07%, 12/25/17 (b)		12,655		1,596,356
Series G-10, Class S, 1,090.31%, 5/25/21 (b)		149		3,940
Series G-12, Class S, 1,157.44%, 5/25/21 (b)		114		2,579
Series G92-5, Class H, 9.00%, 1/25/22		14		1,506
Freddie Mac Mortgage-Backed Securities:
Series 176, Class M, 1.01%, 7/15/21		9		171
Series 200, Class R, 197,871.63%, 12/15/22 (b)		—	(j)	360
Series 1043, Class H, 44.30%, 2/15/21 (b)		2,642		5,308
Series 1054, Class I, 867.95%, 3/15/21 (b)		21		406
Series 1056, Class KD, 1.08%, 3/15/21		15		292
Series 1148, Class E, 1,178.64%, 10/15/21 (b)		44		904
Series 1254, Class Z, 8.50%, 4/15/22		35		7,035
Series 2611, Class QI, 5.50%, 9/15/32		960		101,343
Series K707, Class X1, 1.56%, 12/25/18 (b)		2,499		160,983
Series K710, Class X1, 1.78%, 5/25/19 (b)		8,611		679,226
Ginnie Mae Mortgage-Backed Securities (b):
Series 2009-116, Class KS, 6.32%, 12/16/39		2,920		501,892
Series 2009-78, Class SD, 6.05%, 9/20/32		5,280		977,422
Series 2011-52, Class NS, 6.52%, 4/16/41		14,557		2,224,752
				8,230,025

US Government Sponsored Agency Securities		Par (000)		Value
Mortgage-Backed Securities — 7.3%
Fannie Mae Mortgage-Backed Securities:
3.00%, 3/01/44 (k)	USD	16,300		$15,833,285
4.00%, 12/01/41 (d)		3,117		3,270,874
4.50%, 7/01/41 (d)		3,846		4,133,783
5.00%, 8/01/34 (d)		2,373		2,602,406
5.50%, 9/01/14–6/01/38 (d)		1,506		1,665,528
6.00%, 3/01/16–12/01/38 (d)		1,273		1,411,061
Ginnie Mae Mortgage-Backed Securities, 8.00%, 7/15/24		—	(j)	318
				28,917,255
Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae Mortgage-Backed Securities, 2/01/23–6/1/23		30		28,155
Total US Government Sponsored Agency Securities — 13.4%				53,194,688

US Treasury Obligations
US Treasury Bonds (d):
6.25%, 8/15/23		4,355		5,728,528
5.38%, 2/15/31		375		480,234
3.50%, 2/15/39		2,865		2,863,209
4.25%, 5/15/39		2,770		3,125,773
4.38%, 5/15/40		8,225		9,465,174
4.75%, 2/15/41		1,621		1,975,847
4.38%, 5/15/41		805		926,253
3.13%, 11/15/41		9,925		9,144,955
3.13%, 2/15/42		2,368		2,178,191
3.00%, 5/15/42		2,730		2,445,056
3.13%, 2/15/43		2,344		2,143,571
US Treasury Notes:
1.50%, 1/31/19		5,100		5,101,994
1.75%, 5/15/22 (d)		152		144,602
Total US Treasury Obligations — 11.6%				45,723,387
Total Long-Term Investments (Cost — $546,861,976) — 144.3%				570,739,741

Short-Term Securities		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (l)(m)		4,630,425		4,630,425
Total Short-Term Securities (Cost — $4,630,425) — 1.2%				4,630,425

Options Purchased (Cost — $681,336) — 0.1%				553,189
Total Investments Before Options Written (Cost — $552,173,737) — 145.6%				575,923,355

Options Written (Premiums Received — $2,390,029) — (0.4)%				(1,762,070)
Total Investments, Net of Options Written — 145.2%				574,161,285
Liabilities in Excess of Other Assets — (45.2)%				(178,603,298)
Net Assets — 100.0%				$395,557,987

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

Notes to Schedule of Investments

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.
(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Credit Suisse Securities (USA) LLC	$236,797	$1,787

(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)	Non-income producing security.
(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Zero-coupon bond.
(j)	Amount is less than $500.
(k)	Represents or includes a TBA transaction. Unsettled TBA transactions as of February 28, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation
Goldman Sachs & Co.	$15,833,285	$24,832

(l)	Investments in issuers considered to be an affiliate of the Trust during the six months ended February 28, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at February 28, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,904,938	(2,274,513)	4,630,425	$921

(m)	Represents the current yield as of report date.
•
For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of February 28, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.35%	1/22/13	Open	$883,000	$886,460
Credit Suisse Securities (USA) LLC	0.35%	2/01/13	Open	1,793,610	1,800,463
Credit Suisse Securities (USA) LLC	0.35%	2/01/13	Open	1,937,250	1,944,652
Deutsche Bank Securities, Inc.	0.05%	2/07/13	Open	1,406,625	1,408,247
BNP Paribas Securities Corp.	0.32%	2/08/13	Open	2,384,000	2,392,180
BNP Paribas Securities Corp.	0.32%	2/08/13	Open	505,000	506,733
BNP Paribas Securities Corp.	0.02%	2/14/13	Open	9,937,406	9,945,637
BNP Paribas Securities Corp.	0.33%	2/14/13	Open	1,020,000	1,023,553
UBS Securities LLC	0.34%	2/14/13	Open	1,089,625	1,093,535
UBS Securities LLC	0.34%	2/14/13	Open	814,000	816,921
BNP Paribas Securities Corp.	0.03%	2/20/13	Open	150,670	150,794
BNP Paribas Securities Corp.	0.34%	2/28/13	Open	2,258,000	2,265,805
BNP Paribas Securities Corp.	0.34%	2/28/13	Open	1,109,000	1,112,833
BNP Paribas Securities Corp.	0.33%	3/07/13	Open	1,884,000	1,890,200
BNP Paribas Securities Corp.	0.33%	3/07/13	Open	2,313,000	2,320,612
BNP Paribas Securities Corp.	0.33%	3/11/13	Open	2,932,000	2,941,541
Barclays Capital, Inc.	0.35%	4/02/13	Open	1,025,525	1,028,835
Barclays Capital, Inc.	0.35%	4/02/13	Open	1,804,525	1,810,350
Barclays Capital, Inc.	0.35%	4/02/13	Open	1,249,963	1,253,997
Barclays Capital, Inc.	0.35%	4/02/13	Open	369,609	370,802
BNP Paribas Securities Corp.	0.02%	4/02/13	Open	2,719,763	2,721,438
Merrill Lynch, Pierce, Fenner & Smith Inc.	0.02%	4/02/13	Open	3,465,963	3,467,979
Merrill Lynch, Pierce, Fenner & Smith Inc.	0.07%	4/02/13	Open	6,446,662	6,452,261
Merrill Lynch, Pierce, Fenner & Smith Inc.	0.07%	4/02/13	Open	908,250	909,039
Merrill Lynch, Pierce, Fenner & Smith Inc.	0.20%	4/02/13	Open	6,205,875	6,217,356
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	5,642,775	5,660,934

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	51

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

 Reverse repurchase agreements outstanding as of February 28, 2014 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	$1,967,006	$1,973,336
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,460,625	1,465,325
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,232,000	1,235,965
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,751,625	1,757,262
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	599,688	601,617
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,363,838	1,368,226
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,505,317	1,510,162
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,372,250	1,376,666
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,600,156	1,605,305
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,317,750	1,321,991
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	262,813	263,658
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,359,375	1,363,749
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,284,050	1,288,182
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	361,875	363,039
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	411,500	412,824
UBS Securities LLC	0.32%	4/11/13	Open	1,625,000	1,629,680
UBS Securities LLC	0.40%	4/11/13	Open	4,044,937	4,059,424
Merrill Lynch, Pierce, Fenner & Smith Inc.	(0.02)%	4/25/13	Open	3,262,519	3,261,029
Merrill Lynch, Pierce, Fenner & Smith Inc.	0.00%	4/25/13	Open	10,877,562	10,880,760
Merrill Lynch, Pierce, Fenner & Smith Inc.	0.03%	4/25/13	Open	3,560,880	3,562,582
BNP Paribas Securities Corp.	0.00%	4/29/13	Open	1,045,494	1,045,670
BNP Paribas Securities Corp.	0.03%	4/29/13	Open	2,212,665	2,213,152
UBS Securities LLC	0.34%	4/30/13	Open	969,750	972,543
UBS Securities LLC	0.34%	4/30/13	Open	858,950	861,424
UBS Securities LLC	0.35%	4/30/13	Open	897,625	900,287
UBS Securities LLC	0.37%	4/30/13	Open	1,102,400	1,105,856
Barclays Capital, Inc.	0.35%	6/24/13	Open	3,344,933	3,353,063
BNP Paribas Securities Corp.	0.01%	6/24/13	Open	493,594	493,683
BNP Paribas Securities Corp.	0.06%	6/24/13	Open	1,077,656	1,078,270
BNP Paribas Securities Corp.	0.32%	6/24/13	Open	2,886,000	2,892,413
BNP Paribas Securities Corp.	0.03%	7/24/13	Open	1,832,500	1,833,073
Deutsche Bank Securities, Inc.	0.34%	8/29/13	Open	2,040,000	2,043,526
BNP Paribas Securities Corp.	0.34%	9/30/13	Open	3,568,000	3,573,122
Deutsche Bank Securities, Inc.	0.34%	10/09/13	Open	847,000	848,144
Deutsche Bank Securities, Inc.	0.34%	10/09/13	Open	678,000	678,916
Deutsche Bank Securities, Inc.	0.34%	10/09/13	Open	872,000	873,178
Deutsche Bank Securities, Inc.	0.00%	10/21/13	Open	347,000	347,783
BNP Paribas Securities Corp.	0.34%	10/22/13	Open	1,825,000	1,827,223
BNP Paribas Securities Corp.	0.35%	10/22/13	Open	4,559,100	4,564,818
Credit Suisse Securities (USA) LLC	0.35%	10/22/13	Open	2,119,906	2,122,565
Deutsche Bank Securities, Inc.	0.35%	10/31/13	Open	3,829,000	3,833,504
RBC Capital Markets, LLC	0.34%	1/08/14	Open	1,980,000	1,980,972
UBS Securities LLC	0.28%	2/10/14	Open	3,396,000	3,396,475
UBS Securities LLC	0.32%	2/10/14	Open	696,000	696,111
UBS Securities LLC	0.32%	2/10/14	Open	343,000	343,055
UBS Securities LLC	0.32%	2/10/14	Open	2,457,000	2,457,393
UBS Securities LLC	0.32%	2/10/14	Open	922,000	922,147
UBS Securities LLC	0.32%	2/10/14	Open	754,000	754,121
UBS Securities LLC	0.32%	2/10/14	Open	1,355,000	1,355,217
UBS Securities LLC	0.32%	2/10/14	Open	1,416,000	1,416,227
UBS Securities LLC	0.33%	2/10/14	Open	1,349,000	1,349,223
UBS Securities LLC	0.33%	2/10/14	Open	1,124,000	1,124,185
UBS Securities LLC	0.34%	2/10/14	Open	779,000	779,132
UBS Securities LLC	0.34%	2/10/14	Open	753,000	753,128
UBS Securities LLC	0.34%	2/10/14	Open	3,716,000	3,716,632
UBS Securities LLC	0.34%	2/10/14	Open	844,000	844,143
UBS Securities LLC	0.34%	2/10/14	Open	886,000	886,151
UBS Securities LLC	0.34%	2/10/14	Open	515,000	515,088
UBS Securities LLC	0.35%	2/10/14	Open	995,000	995,174
UBS Securities LLC	0.40%	2/10/14	Open	496,000	496,099
Credit Suisse Securities (USA) LLC	0.12%	2/12/14	3/13/14	12,579,189	12,579,860
Total				$178,238,624	$178,516,685

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Financial futures contracts outstanding as of February 28, 2014 were as follows:

Contracts Purchased (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
63	2-Year US Treasury Note	Chicago Board of Trade	June 2014	USD	13,852,125	$ 3,332
140	5-Year US Treasury Note	Chicago Board of Trade	June 2014	USD	16,780,313	19,925
195	Long US Treasury Bond	Chicago Board of Trade	June 2014	USD	25,947,188	233,185
186	Ultra Long US Treasury Bond	Chicago Board of Trade	June 2014	USD	26,708,437	314,171
(468)	10-Year US Treasury Note	Chicago Board of Trade	June 2014	USD	58,280,625	(176,324)
Total						$ 394,289

•	Foreign currency exchange contracts outstanding as of February 28, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	4,628,198	EUR	3,404,000	Barclays Bank PLC	4/22/14	$(70,262)
USD	11,585,303	GBP	7,062,000	Barclays Bank PLC	4/22/14	(236,073)
USD	331,102	GBP	200,000	Citibank N.A.	4/22/14	(3,687)
USD	164,938	GBP	100,000	UBS AG	4/22/14	(2,456)
Total						$(312,478)

•	OTC interest rate swaptions purchased as of February 28, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
3-Year Interest Rate Swap	Deutsche Bank AG	Call	1.68%	Receive	3-month LIBOR	1/06/15	USD	2,500	$33,906
1-Year Interest Rate Swap	Bank of America N.A.	Put	0.60%	Pay	3-month LIBOR	10/02/14	USD	50,100	24,832
3-Year Interest Rate Swap	Deutsche Bank AG	Put	1.68%	Pay	3-month LIBOR	1/06/15	USD	2,500	14,573
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/16/17	USD	6,300	203,535
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	5/22/18	USD	6,000	276,343

Total									$553,189

•	OTC interest rate swaptions written as of February 28, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value

5-Year Interest Rate Swap	Barclays Bank PLC	Call	1.50%	Pay	3-month LIBOR	4/08/2014	USD	15,300	$(15,773)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	1.35%	Pay	3-month LIBOR	7/11/2014	USD	15,600	(11,829)
10-Year Interest Rate Swap	Barclays Bank PLC	Call	3.26%	Pay	3-month LIBOR	11/14/2014	USD	6,300	(211,238)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	3.25%	Pay	3-month LIBOR	11/14/2014	USD	6,300	(209,418)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.85%	Pay	3-month LIBOR	11/17/2014	USD	7,500	(108,922)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	3.28%	Pay	3-month LIBOR	1/30/2015	USD	2,500	(83,299)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.80%	Pay	3-month LIBOR	2/10/2015	USD	2,500	(33,810)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.00%	Receive	3-month LIBOR	4/08/2014	USD	15,300	(9,737)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.00%	Receive	3-month LIBOR	7/11/2014	USD	15,600	(90,324)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	3.26%	Receive	3-month LIBOR	11/14/2014	USD	6,300	(106,019)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.25%	Receive	3-month LIBOR	11/14/2014	USD	6,300	(106,975)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.70%	Receive	3-month LIBOR	11/17/2014	USD	7,500	(56,148)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.28%	Receive	3-month LIBOR	1/30/2015	USD	2,500	(57,105)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.80%	Receive	3-month LIBOR	2/10/2015	USD	2,500	(26,218)
10-Year Interest Rate Swap	Bank of America N.A.	Put	3.70%	Receive	3-month LIBOR	2/25/2015	USD	1,500	(19,878)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.15%	Receive	3-month LIBOR	2/26/2016	USD	6,000	(143,844)
10-Year Interest Rate Swap	Citibank N.A.	Put	4.15%	Receive	3-month LIBOR	2/29/2016	USD	6,000	(144,389)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/16/2017	USD	12,600	(122,430)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	5/22/2018	USD	12,000	(204,714)
Total									$(1,762,070)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	53

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Centrally cleared interest rate swaps outstanding as of February 28, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.56%[1]	3-month LIBOR	Chicago Mercantile	N/A	6/25/15	USD	20,900	$(70,978)
1.56%[1]	3-month LIBOR	Chicago Mercantile	7/03/14[2]	8/31/18	USD	28,300	(61,126)
2.29%[1]	3-month LIBOR	Chicago Mercantile	6/30/14[2]	2/15/21	USD	17,600	5,889
3.65%[1]	3-month LIBOR	Chicago Mercantile	N/A	2/27/44	USD	11,500	(173,824)
3.59%[1]	3-month LIBOR	Chicago Mercantile	N/A	3/04/44	USD	5,900	(15,920)
Total							$(315,959)
[1]	Trust pays the fixed rate and receives the floating rate.
[2]	Forward swap.

•	OTC credit default swaps — buy protection outstanding as of February 28, 2014 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Depreciation
Radian Group, Inc.	5.00%	Citibank N.A.	6/20/15	USD	1,400	$(74,960)	$21,192	$ (96,152)
The New York Times Co.	1.00%	Barclays Bank PLC	12/20/16	USD	1,800	(22,011)	70,542	(92,553)
Total						$(96,971)	$91,734	$(188,705)

•	OTC credit default swaps — sold protection outstanding as of February 28, 2014 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[3]	Notional Amount (000)[4]		Market Value	Premiums Received	Unrealized Appreciation
Rosneft Oil Co.	1.50%	HSBC Bank PLC	6/12/14	BBB	USD	1,875	$(2,208)	$(5,465)	$3,257
MetLife, Inc.	1.00%	Credit Suisse International	9/20/16	A-	USD	545	8,593	(25,531)	34,124
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	USD	730	11,511	(31,272)	42,783
MetLife, Inc.	1.00%	Goldman Sachs Bank USA	9/20/16	A-	USD	500	7,884	(20,846)	28,730
MetLife, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	A-	USD	910	14,348	(38,229)	52,577
MetLife, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	A-	USD	275	4,336	(10,304)	14,640
MetLife, Inc.	1.00%	Citibank N.A.	12/20/16	A-	USD	298	4,905	(12,155)	17,060
MetLife, Inc.	1.00%	Citibank N.A.	12/20/16	A-	USD	290	4,759	(12,941)	17,700
Total							$54,128	$(156,743)	$210,871
[3]	Using S&P’s rating of the issuer.
[4]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under terms of the agreements.

•
Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$17,257,853	$3,054,423	$20,312,276
Common Stocks	—	—	411,680	411,680
Corporate Bonds	—	325,737,560	6,370,250	332,107,810
Foreign Agency Obligations	—	5,478,847	—	5,478,847
Municipal Bonds	—	12,008,357	—	12,008,357
Non-Agency Mortgage-Backed Securities	—	65,935,563	20	65,935,583
Preferred Securities	$6,068,892	29,498,221	—	35,567,113
US Government Sponsored Agency Securities	—	53,194,077	611	53,194,688
US Treasury Obligations	—	45,723,387	—	45,723,387
Short-Term Securities	4,630,425	—	—	4,630,425
Options Purchased:
Interest Rate Contracts	—	553,189	—	553,189
Total	$10,699,317	$555,387,054	$9,836,984	$575,923,355

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$210,871	—	$210,871
Interest rate contracts	$570,613	5,889	—	576,502
Liabilities:
Credit contracts	—	(188,705)	—	(188,705)
Foreign currency exchange contracts	—	(312,478)	—	(312,478)
Interest rate contracts	(176,324)	(2,083,918)	—	(2,260,242)
Total	$394,289	$(2,368,341)	—	$(1,974,052)
[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

There were no transfers between Level 1 and Level 2 during the six months ended February 28, 2014.

The carrying amount for certain of the Trust’s assets and/or liabilities approximates fair value for financial statement purposes. As of February 28, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$127,578	—	—	$127,578
Foreign currency at value	10,410	—	—	10,410
Cash pledged for financial futures contracts	682,000	—	—	682,000
Cash pledged for centrally cleared swaps	1,475,000	—	—	1,475,000
Cash pledged as collateral for reverse repurchase agreements	5,935,255	—	—	5,935,255
Cash pledged as collateral for OTC derivatives	1,290,000	—	—	1,290,000
Liabilities:
Reverse repurchase agreements	—	$(178,516,685)	—	(178,516,685)
Total	$9,520,243	$(178,516,685)	—	$(168,996,442)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	55

Schedule of Investments (concluded)	BlackRock Income Opportunity Trust, Inc. (BNA)

 A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	US Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of August 31, 2013	$396,800	$10,488,482	$6,294,250	$25	$717	$17,180,274
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3[1]	—	(5,936,298)	—	—	—	(5,936,298)
Accrued discounts/premiums	—	(160,244)	—	—	—	(160,244)
Net realized gain	—	27,678	—	4	—	27,682
Net change in unrealized appreciation/depreciation[2,3]	14,880	130,005	76,000	(4)	(105)	220,776
Purchases	—	—	—	—	—	—
Sales	—	(1,495,200)	—	(5)	(1)	(1,495,206)
Closing Balance, as of February 28, 2014	$411,680	$3,054,423	$6,370,250	$20	$611	$9,836,984
Net change in unrealized appreciation/depreciation on investments still held at February 28, 2014[3]	$14,880	$138,365	$76,000	$(4)	$(105)	$229,136
[1]	As of August 31, 2013, the Trust used significant unobservable inputs in determining the value of certain investments. As of February 28, 2014, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $5,936,298 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[2]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations.
[3]	Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at February 28, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments February 28, 2014 (unaudited)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)
Asset-Backed Securities	Par (000)	Value
Asset-Backed Securities — 0.9%
First Franklin Mortgage Loan Trust, Series 2005-FF2, Class M2, 0.82%, 3/25/35 (a)	$2,384	$2,380,992
Securitized Asset-Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 0.59%, 10/25/35 (a)	1,875	1,571,963
Small Business Administration Participation Certificates, Class 1:
Series 1996-20E, 7.60%, 5/01/16	54	56,581
Series 1996-20G, 7.70%, 7/01/16	54	56,975
Series 1996-20H, 7.25%, 8/01/16	65	68,048
Series 1996-20K, 6.95%, 11/01/16	172	179,498
Series 1997-20C, 7.15%, 3/01/17	67	71,383
		4,385,440
Interest Only Asset-Backed Securities — 0.2%
Small Business Administration, Series 1, 1.00%, 4/01/15	981	8,582
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)	3,188	228,108
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29 (b)	6,372	424,127
		660,817
Total Asset-Backed Securities — 1.1%		5,046,257

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.1%
Collateralized Mortgage Obligation Trust, Series 40, Class R, 580.48%, 4/01/18	44	44
Deutsche Securities, Inc. Mortgage Alternate Loan Trust, Series 2006-AR5, Class 22A, 5.50%, 10/25/21	474	454,238
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.43%, 10/25/35 (a)	2,499	2,212,667
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, 16.33%, 8/25/23 (a)	45	51,079
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33	1,076	1,153,172
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-11, Class A, 2.53%, 8/25/34 (a)	1,159	1,151,774
		5,022,974
Commercial Mortgage-Backed Securities — 0.6%
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.54%, 1/15/49 (a)	2,420	2,662,247
Interest Only Collateralized Mortgage Obligations — 0.7%
Bank of America Mortgage Securities, Inc., Series 2003-3, Class 1A, 0.09%, 5/25/33 (a)	31,963	185,032
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37	698	171,434
First Boston Mortgage Securities Corp., Series C, 10.97%, 4/25/17	9	725
GSMPS Mortgage Loan Trust, Series 1998-5, 0.00%, 6/19/27 (a)(b)	3,249	33
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 1/25/37	73,233	241,890
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3AX, 0.48%, 4/25/34 (c)	8,447	93,704
MASTR Alternative Loans Trust, Series 2003-9, Class 15X2, 6.00%, 1/25/19	286	31,200
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 1AX, 5.00%, 5/25/19	258	19,488
Sequoia Mortgage Trust, Series 2005-2, Class XA, 1.01%, 3/20/35 (a)	35,545	572,052

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Interest Only Collateralized Mortgage Obligations (concluded)
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 3AS, 4.78%, 8/25/36 (a)	$17,863		$2,003,958
Vendee Mortgage Trust, Series 1999-2, Class 1, 0.01%, 5/15/29 (a)	40,851		5,053
			3,324,569
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Credit Suisse First Boston Mortgage Securities Corp., Series 1997-C1, Class AX, 1.14%, 6/20/29 (a)(b)(d)	2,075		6,694
Principal Only Collateralized Mortgage Obligations — 0.3%
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2003-26, 8/25/33	645		578,209
Series 2003-J4, 6/25/33	123		106,146
Series 2003-J5, 7/25/33	247		216,834
Series 2003-J8, 9/25/23	158		148,904
Drexel Burnham Lambert CMO Trust, Class 1:
Series K, 9/23/17	4		3,920
Series V, 9/01/18	4		4,416
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 2/25/36	566		361,495
Structured Mortgage Asset Residential Trust, Series 1993-3C, Class CX, 4/25/24	6		5,832
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-9, Class CP, 11/25/35	238		167,640
			1,593,396
Total Non-Agency Mortgage-Backed Securities — 2.7%			12,609,880

US Government Sponsored Agency Securities
Agency Obligations — 2.4%
Federal Housing Administration:
General Motors Acceptance Corp. Projects, Series 56, 7.43%, 11/01/22	131		128,692
Merrill Projects, Series 54, 7.43%, 5/15/23	2		1,614
Reilly Projects, Series 41, 7.43%, 3/01/20	143		141,768
USGI Projects, Series 87, 7.43%, 12/01/22	56		54,625
USGI Projects, Series 99, 7.43%, 6/01/21	3,575		3,498,694
USGI Projects, Series 99, 7.43%, 10/01/23	34		33,539
USGI Projects, Series 99, 7.43%, 10/01/23	101		99,092
Resolution Funding Corp., 0.00%, 4/15/30 (d)	13,000		7,149,818
			11,107,842
Collateralized Mortgage Obligations — 54.8%
Fannie Mae Mortgage-Backed Securities:
Series 1991-46, Class S, 2,483.39%, 5/25/21 (a)	59		3,864
Series 1991-87, Class S, 26.27%, 8/25/21 (a)	28		41,079
Series 1993-247, Class SN, 10.00%, 12/25/23 (a)	221		264,611
Series 2003-135, Class PB, 6.00%, 1/25/34	12,264		14,005,893
Series 2004-31, Class ZG, 7.50%, 5/25/34	3,823		4,449,109
Series 2005-73, Class DS, 17.15%, 8/25/35 (a)	1,643		2,004,227
Series 2010-47, Class JB, 5.00%, 5/25/30	10,000		11,126,660
Series 2011-99, Class CB, 4.50%, 10/25/41	43,000		47,569,438
Series 2011-117, Class CP, 4.00%, 11/25/41	14,350		15,123,471
Series 2011-142, Class PE, 3.50%, 1/25/42	15,567		15,565,526
Series G-7, Class S, 1,127.03%, 3/25/21 (a)	—	(e)	2,285
Series G-17, Class S, 1,064.87%, 6/25/21 (a)	127		2,237
Series G-33, Class PV, 1,078.42%, 10/25/21	132		1,785
Series G-49, Class S, 1,018.63%, 12/25/21 (a)	—	(e)	783

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	57

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities:
Series 19, Class R, 16,321.46%, 3/15/20 (a)	$3		$523
Series 40, Class K, 6.50%, 8/17/24	211		235,458
Series 75, Class R, 9.50%, 1/15/21	—	(e)	1
Series 75, Class RS, 43.86%, 1/15/21 (a)	—	(e)	1
Series 173, Class R, 9.00%, 11/15/21	8		8
Series 173, Class RS, 9.38%, 11/15/21 (a)	—	(e)	8
Series 192, Class U, 1,009.03%, 2/15/22 (a)	2		31
Series 1057, Class J, 1,008.00%, 3/15/21	48		819
Series 1160, Class F, 39.51%, 10/15/21 (a)	12		23,981
Series 2218, Class Z, 8.50%, 3/15/20 – 3/15/30	3,483		4,133,574
Series 2542, Class UC, 6.00%, 12/15/22	3,743		4,172,680
Series 2758, Class KV, 5.50%, 5/15/23	7,917		8,574,054
Series 2861, Class AX, 10.57%, 9/15/34 (a)	71		77,058
Series 2927, Class BZ, 5.50%, 2/15/35	3,400		3,836,032
Series 3688, Class PB, 4.50%, 8/15/32	10,000		10,963,310
Series 3856, Class PB, 5.00%, 5/15/41	10,000		11,410,870
Series 4016, Class BX, 4.00%, 9/15/41	15,408		15,772,606
Series 4242, Class PA, 3.50%, 5/15/41	9,745		10,245,112
Series T-11, Class A9, 2.81%, 1/25/28 (a)	1,529		1,595,903
Ginnie Mae Mortgage-Backed Securities:
Series 1996-5, Class Z, 7.00%, 5/16/26	339		383,546
Series 2004-89, Class PE, 6.00%, 10/20/34	1,018		1,057,062
Series 2010-99, Class JM, 3.75%, 12/20/38	19,300		19,935,954
Series 2010-112, Class TL 4.00%, 1/20/39	15,000		15,733,905
Series 2011-80, Class PB 4.00%, 10/20/39	11,489		12,136,612
Series 2011-88, Class PY 4.00%, 6/20/41	15,402		15,632,352
Series 2012-16, Class HJ, 4.00%, 9/20/40	10,000		10,211,530
			256,293,958
Interest Only Collateralized Mortgage Obligations — 5.0%
Fannie Mae Mortgage-Backed Securities:
Series 7, Class 2, 8.50%, 4/01/17	2		238
Series 89, Class 2, 8.00%, 10/01/18	3		361
Series 94, Class 2, 9.50%, 8/01/21	2		347
Series 1990-123, Class M, 1,009.50%, 10/25/20	12		210
Series 1990-136, Class S, 19.92%, 11/25/20 (a)	7,630		10,687
Series 1991-99, Class L, 930.00%, 8/25/21	58		923
Series 1991-139, Class PT, 648.35%, 10/25/21	131		1,622
Series 1993-199, Class SB, 7.34%, 10/25/23 (a)	253		24,581
Series 1997-50, Class SI, 1.20%, 4/25/23 (a)	201		7,150
Series 1997-90, Class M, 6.00%, 1/25/28	2,871		485,719
Series 1999-W4, 6.50%, 12/25/28	195		39,833
Series 2010-74, Class DI, 5.00%, 12/25/39	14,848		1,716,076
Series 2011-124, Class GS, 6.54%, 3/25/37 (a)	18,715		2,938,608
Series 2012-96, Class DI, 4.00%, 2/25/27	8,561		1,012,014
Series 2013-45, Class EI, 4.00%, 4/25/43	18,201		3,170,710
Series G-10, Class S, 1,090.31%, 5/25/21 (a)	319		8,460
Series G-12, Class S, 1,157.44%, 5/25/21 (a)	244		5,536
Series G92-5, Class H, 9.00%, 1/25/22	35		3,873
Series G92-12, Class C, 1,016.90%, 2/25/22	118		1,613
Series G92-60, Class SB, 1.60%, 10/25/22 (a)	134		5,314
Freddie Mac Mortgage-Backed Securities:
Series 176, Class M, 1,010.00%, 7/15/21	19		367
Series 200, Class R, 197,860.47%, 12/15/22 (a)	1		774
Series 1043, Class H, 44.30%, 2/15/21 (a)	5,672		11,396
Series 1054, Class I, 867.91%, 3/15/21 (a)	44		871
Series 1056, Class KD, 1,084.50%, 3/15/21	32		628
Series 1148, Class E, 1,178.57%, 10/15/21 (a)	95		1,942

US Government Sponsored Agency Securities	Par (000)		Value
Interest Only Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
Series 2559, 0.50%, 8/15/30 (a)	$92		$1,294
Series 2611, Class QI, 5.50%, 9/15/32	1,752		184,964
Series 3744, Class PI, 4.00%, 6/15/39	15,737		2,609,039
Series 3745, Class IN, 4.00%, 1/15/35	32,787		3,187,996
Series 4026, 4.50%, 4/15/32	5,519		980,765
Ginnie Mae Mortgage-Backed Securities (a):
Series 2009-116, Class KS, 6.32%, 12/16/39	3,372		579,650
Series 2011-52, Class MJ, 6.50%, 4/20/41	17,194		3,314,334
Series 2011-52, Class NS, 6.52%, 4/16/41	19,199		2,934,210
			23,242,105
Mortgage-Backed Securities — 87.7%
Fannie Mae Mortgage-Backed Securities:
3.00%, 1/01/43 (f)	29,736		28,925,014
3.50%, 10/01/42 – 3/01/44 (f)(g)	36,442		36,975,575
4.00%, 1/01/41 – 9/01/42 (f)	35,073		36,800,250
4.50%, 8/01/25 – 3/01/44 (f)(g)	105,688		114,176,258
5.00%, 1/01/23 – 10/01/41 (f)	72,284		79,598,903
5.50%, 3/15/29 – 10/01/39 (f)(g)	41,460		45,551,812
5.97%, 8/01/16	2,954		3,272,533
6.00%, 3/01/44 – 4/01/44 (g)	43,600		48,508,406
6.50%, 12/01/37 – 10/01/39	13,604		15,239,453
7.50%, 2/01/22	—	(e)	69
9.50%, 1/01/19 – 9/01/19	2		2,045
Freddie Mac Mortgage-Backed Securities:
2.48%, 1/01/35 (a)	187		189,316
2.55%, 10/01/34 (a)	204		206,343
2.73%, 11/01/17 (a)	9		9,876
5.00%, 2/01/22 – 4/01/22	388		422,944
9.00%, 9/01/20	24		25,653
Ginnie Mae Mortgage-Backed Securities:
7.50%, 8/15/21 – 12/15/23 (e)	125		132,730
8.00%, 10/15/22 – 8/15/27	55		59,751
9.00%, 4/15/20 – 9/15/21	5		5,055
			410,101,986
Principal Only Collateralized Mortgage Obligations — 0.3%
Fannie Mae Mortgage-Backed Securities:
Series 203, Class 1, 2/01/23	11		10,982
Series 228, Class 1, 6/01/23	9		8,440
Series 1991-7, Class J, 2/25/21	7		7,145
Series 1993-51, Class E, 2/25/23	38		35,775
Series 1993-70, Class A, 5/25/23	5		5,251
Series 1999-W4, 2/25/29	99		91,077
Series 2002-13, Class PR, 3/25/32	209		190,716
Series G93-2, Class KB, 2/25/21	103		98,908
Freddie Mac Mortgage-Backed Securities:
Series 1418, Class M, 11/15/22	40		37,315
Series 1571, Class G, 8/15/23	273		237,612
Series 1691, Class B, 3/15/24	519		499,786
Series T-8, Class A10, 11/15/28	77		75,162
			1,298,169
Total US Government Sponsored Agency Securities — 150.2%			702,044,060

US Treasury Obligations
US Treasury Notes:
1.00%, 11/30/19 (f)	2,965		2,836,206
1.63%, 11/15/22	780		726,618
2.75%, 2/15/24	1,450		1,461,328
Total US Treasury Obligations — 1.1%			5,024,152
Total Long-Term Investments (Cost — $727,103,628) — 155.1%			724,724,349

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)
Short-Term Securities	Shares	Value
Money Market Funds — 1.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (h)(i)	8,352,718	$8,352,718

	Par (000)
Borrowed Bond Agreement — 0.1%
Credit Suisse Securities (USA) LLC, 0.02%, Open (Purchased on 9/17/13 to be repurchased at $741,693, collateralized by US Treasury Bond, 2.75%, 11/15/42, par and fair value of $917,000 and $776,011, respectively)	$742	741,624
Total Short-Term Securities (Cost — $9,094,342) — 1.9%		9,094,342
Total Investments Before Borrowed Bonds and TBA Sale Commitments (Cost — $736,197,970) — 157.0%		733,818,691

Borrowed Bonds	Par (000)	Value
US Treasury Bond, 2.75%, 11/15/42	$917	$(776,011)
Total Borrowed Bonds (Proceeds — $842,347) — (0.2%)		(776,011)

TBA Sale Commitments (g)
Fannie Mae Mortgage-Backed Securities:
4.50%, 3/01/29	5,300	(5,662,719)
5.00%, 3/01/29 – 3/01/44	13,300	(14,552,266)
6.00%, 3/01/44	21,800	(24,272,938)
Total TBA Sale Commitments (Proceeds — $44,443,719) — (9.5)%		(44,487,923)
Total Investments, Net of Borrowed Bonds and TBA Sale Commitments — 147.3%		688,554,757
Liabilities in Excess of Other Assets — (47.3)%		(221,133,707)
Net Assets — 100.0%		$467,421,050

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(d)	Zero-coupon bond.
(e)	Amount is less than $500.
(f)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Represents or includes a TBA transaction. Unsettled TBA transactions as of February 28, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Citigroup Global Markets, Inc.	$4,866,000	$9,000
Credit Suisse Securities (USA) LLC	$6,090,914	$9,273
Goldman Sachs & Co.	$22,711,797	$143,968
J.P. Morgan Securities LLC	$(8,139,313)	$(32,313)
Merrill Lynch, Pierce, Fenner & Smith Inc.	$1,926,125	$4,156
Morgan Stanley & Co. LLC	$2,899,547	$9,808

(h)	Investments in issuers considered to be an affiliate of the Trust during the six months ended February 28, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at February 28, 2014	Income
BlackRock Liquidity Funds, TempFund	14,996,794	(6,644,076)	8,352,718	$2,284

(i)	Represents the current yield as of report date.
•
For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of February 28, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.04%	2/08/13	Open	$2,916,819	$2,917,371
Credit Suisse Securities (USA) LLC	0.05%	12/10/13	Open	17,914,713	17,918,336
Credit Suisse Securities (USA) LLC	0.12%	2/12/14	3/13/14	177,087,937	177,097,382

Total				$197,919,469	$197,933,089

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	59

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

•	Financial futures contracts outstanding as of February 28, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(27)	90-Day Euro-Dollar	Chicago Mercantile	March 2014	$6,734,137	$(10,569)
(41)	90-Day Euro-Dollar	Chicago Mercantile	June 2014	$10,224,888	(34,359)
(58)	2-Year US Treasury Note	Chicago Board of Trade	June 2014	$12,752,750	(2,975)
(31)	5-Year US Treasury Note	Chicago Board of Trade	June 2014	$3,715,641	(6,137)
(540)	10-Year US Treasury Note	Chicago Board of Trade	June 2014	$67,246,875	(216,842)
(517)	Long US Treasury Bond	Chicago Board of Trade	June 2014	$68,793,313	(596,730)
(152)	Ultra Long US Treasury Bond	Chicago Board of Trade	June 2014	$21,826,250	(369,951)
(41)	90-Day Euro-Dollar	Chicago Mercantile	September 2014	$10,222,325	(38,728)
(41)	90-Day Euro-Dollar	Chicago Mercantile	December 2014	$10,217,713	(42,045)
(41)	90-Day Euro-Dollar	Chicago Mercantile	March 2015	$10,208,488	(38,634)
(12)	90-Day Euro-Dollar	Chicago Mercantile	June 2015	$2,983,650	(1,973)
(12)	90-Day Euro-Dollar	Chicago Mercantile	December 2015	$2,971,500	3,577
(12)	90-Day Euro-Dollar	Chicago Mercantile	March 2016	$2,964,000	7,102
Total					$(1,348,264)

•	Centrally cleared interest rate swaps outstanding as of February 28, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation
0.46%[1]	3-month LIBOR	Chicago Mercantile	6/11/15	$ 100	$215

•	OTC interest rate swaps outstanding as of February 28, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
4.88%[1]	3-month LIBOR	UBS AG	3/21/15	$25,000	$1,205,152	—	$1,205,152
4.87%[1]	3-month LIBOR	Goldman Sachs Bank USA	1/25/16	$5,500	461,612	—	461,612
2.81%[1]	3-month LIBOR	Citibank N.A.	2/06/16	$20,000	916,650	—	916,650
5.72%[1]	3-month LIBOR	JPMorgan Chase Bank N.A.	7/14/16	$5,400	654,429	—	654,429
4.31%[2]	3-month LIBOR	Deutsche Bank AG	10/01/18	$60,000	(7,721,082)	—	(7,721,082)
3.43%[1]	3-month LIBOR	JPMorgan Chase Bank N.A.	3/28/21	$6,000	481,625	$(197,887)	679,512
5.41%[1]	3-month LIBOR	JPMorgan Chase Bank N.A.	8/15/22	$9,565	2,166,359	—	2,166,359
Total					$(1,835,255)	$(197,887)	$(1,637,368)

[1]	Trust pays the floating rate and receives the fixed rate.
[2]	Trust pays the fixed interest and receives the floating rate.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (concluded)	BlackRock Income Trust, Inc. (BKT)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$4,385,441	$660,816	$5,046,257
Non-Agency Mortgage-Backed Securities	—	9,940,122	2,669,758	12,609,880
US Government Sponsored Agency Securities	—	698,084,721	3,959,339	702,044,060
US Treasury Obligations	—	5,024,152	—	5,024,152
Short-Term Securities:
Borrowed Bond Agreement	—	741,624	—	741,624
Money Market Funds	$8,352,718	—	—	8,352,718
Liabilities:
Investments:
Borrowed Bonds	—	(776,011)	—	(776,011)
TBA Sale Commitments	—	(44,487,923)	—	(44,487,923)
Total	$8,352,718	$672,912,126	$7,289,913	$688,554,757

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$10,679	$6,083,929	—	$6,094,608
Liabilities:
Interest rate contracts	(1,358,943)	(7,721,082)	—	(9,080,025)
Total	$(1,348,264)	$(1,637,153)	—	$(2,985,417)
[1]	Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount or face value including accrued interest for certain of the Trust’s assets and/or liabilities approximates fair value for financial statement purposes. As of February 28, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for OTC derivatives	$8,500,000	—	—	$8,500,000
Cash pledged for financial futures contracts	2,897,000	—	—	2,897,000
Cash pledged for centrally cleared swaps	10,000	—	—	10,000
Liabilities:
Bank overdraft	—	$(5,911)	—	(5,911)
Cash received as collateral for OTC derivatives	—	(4,520,000)	—	(4,520,000)
Reverse repurchase agreements	—	(197,933,089)	—	(197,933,089)
Total	$11,407,000	$(202,459,000)	—	$(191,052,000)

There were no transfers between Level 1 and Level 2 during the six months ended February 28, 2014.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	US Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of August 31, 2013	$695,051	$2,808,305	$7,314,558	$10,817,914
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	(3,143,245)	(3,143,245)
Accrued discounts/premiums	(180,052)	—	(6,600)	(186,652)
Net realized gain (loss)	—	10	(6,825)	(6,815)
Net change in unrealized appreciation/depreciation[1,2]	145,817	(138,547)	17,499	24,769
Purchases	—	—	—	—
Sales	—	(10)	(216,048)	(216,058)
Closing Balance, as of February 28, 2014	$660,816	$2,669,758	$3,959,339	$7,289,913
Net change in unrealized appreciation/depreciation on investments still held at February 28, 2014[2]	$145,817	$(138,547)	$17,499	$24,769
[1]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations.
[2]	Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at February 28, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	61

Statements of Assets and Liabilities

February 28, 2014 (Unaudited)	BlackRock Core Bond Trust (BHK)	BlackRock Corporate High Yield Fund, Inc. (HYT)*	BlackRock Income Opportunity Trust, Inc. (BNA)	BlackRock Income Trust, Inc. (BKT)

Assets
Investments at value – unaffiliated[1]	$563,996,912	$2,354,114,568	$571,292,930	$725,465,973
Investments at value – affiliated[2]	3,061,475	157,213	4,630,425	8,352,718
Cash	119,353	62,798	127,578	—
Cash pledged for financial futures contracts	532,000	5,330,000	682,000	2,897,000
Cash pledged as collateral for reverse repurchase agreements	4,800,000	—	5,935,255	—
Cash pledged as collateral for OTC derivatives	1,400,000	3,595,000	1,290,000	8,500,000
Cash pledged for centrally cleared swaps	1,475,000	—	1,475,000	10,000
Interest receivable	6,396,135	34,066,361	6,509,200	2,704,347
TBA sale commitments receivable	—	—	—	44,443,719
Investments sold receivable	736,295	25,819,724	909,920	92,957
Unrealized appreciation on OTC derivatives	209,268	3,316,221	210,871	6,083,714
Dividends receivable	1,221	121,750	3,521	—
Swaps receivable	12,846	558,745	12,896	783,523
Swap premiums paid	—	387,992	91,734	—
Variation margin receivable on financial futures contracts	88,013	—	98,437	148,633
Options written receivable	145,800	—	145,800	—
Unrealized appreciation on foreign currency exchange contracts	—	233,228	—	—
Principal paydown receivable	8,373	—	8,373	85,265
Foreign currency at value[3]	9,163	37,034	10,410	—
Variation margin receivable on centrally cleared swaps	50,672	—	54,495	8
Prepaid expenses	23,580	93,011	22,121	32,502
Other assets	55,953	—	—	—
Total assets	583,122,059	2,427,893,645	593,510,966	799,600,359

Liabilities
Bank overdraft	—	—	—	5,911
Cash received as collateral for OTC derivatives	—	2,700,000	—	4,520,000
Borrowed bonds at value[4]	—	—	—	776,011
Options written at value[5]	1,755,992	—	1,762,070	—
Bank borrowings payable	—	686,000,000	—	—
Reverse repurchase agreements	166,332,986	—	178,516,685	197,933,089
Investments purchased payable	16,376,188	22,148,400	16,376,188	74,777,803
TBA sale commitments at value[6]	—	—	—	44,487,923
Unrealized depreciation on OTC derivatives	188,743	2,763,107	188,705	7,721,082
Swap premiums received	63,782	7,954,213	156,743	197,887
Unrealized depreciation on foreign currency exchange contracts	286,809	3,408,819	312,478	—
Investment advisory fees payable	223,842	1,092,131	179,059	232,261
Swaps payable	134,755	12,152	135,190	1,120,708
Interest expense payable	—	563,987	—	—
Officer’s and Directors’ fees payable	61,557	334,751	120,359	132,562
Income dividends payable	49,169	156,683	51,449	85,469
Variation margin payable on financial futures contracts	—	165,366	—	—
Administration fees payable	—	—	29,925	53,667
Reorganization costs payable	—	320,621	—	—
Other accrued expenses payable	129,449	276,612	124,128	134,936
Total liabilities	185,603,272	727,896,842	197,952,979	332,179,309
Net Assets	$397,518,787	$1,699,996,803	$395,557,987	$467,421,050
[1] Investments at cost – unaffiliated	$540,159,323	$2,261,062,174	$547,543,312	$727,845,252
[2] Investments at cost – affiliated	$3,061,475	$157,213	$4,630,425	$8,352,718
[3] Foreign currency at cost	$11,542	$35,579	$14,054	—
[4] Proceeds received from borrowed bonds	—	—	—	$842,347
[5] Premiums received	$2,380,530	—	$2,390,029	—
[6] Proceeds from TBA sale commitments	—	—	—	$44,443,719

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Statements of Assets and Liabilities (concluded)

February 28, 2014 (Unaudited)	BlackRock Core Bond Trust (BHK)	BlackRock Corporate High Yield Fund, Inc. (HYT)*	BlackRock Income Opportunity Trust, Inc. (BNA)	BlackRock Income Trust, Inc. (BKT)

Net Assets Consist of
Paid-in capital[7,8,9]	$378,960,758	$1,815,651,258	$385,546,646	$478,542,248
Undistributed (distributions in excess of) net investment income	4,892,703	(2,711,129)	4,726,878	7,891,132
Accumulated net realized loss	(10,604,117)	(200,187,446)	(18,883,098)	(13,669,766)
Net unrealized appreciation/depreciation	24,269,443	87,244,120	24,167,561	(5,342,564)
Net Assets	$397,518,787	$1,699,996,803	$395,557,987	$467,421,050
Net asset value per share	$14.70	$13.43	$11.48	$7.31
[7] Par value	$0.001	$0.100	$0.010	$0.01
[8] Shares outstanding	27,041,847	126,599,668	34,456,370	63,942,535
[9] Shares authorized	unlimited	200 million	200 million	200 million
*	Consolidated Statement of Assets and Liabilities.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	63

Statements of Operations
Six Months Ended February 28, 2014 (Unaudited)	BlackRock Core Bond Trust (BHK)	BlackRock Corporate High Yield Fund, Inc. (HYT)[1]	BlackRock Income Opportunity Trust, Inc. (BNA)	BlackRock Income Trust, Inc. (BKT)

Investment Income
Interest	$13,689,533	$48,048,425	$13,555,925	$13,461,523
Dividends – unaffiliated	145,346	466,798	147,646	—
Dividends – affiliated	1,205	634	921	2,284
Total income	13,836,084	48,515,857	13,704,492	13,463,807

Expenses
Investment advisory	1,526,528	4,981,784	1,138,930	1,507,710
Administration	—	—	189,822	347,933
Professional	56,460	116,407	47,213	50,560
Transfer agent	28,787	105,334	30,613	50,886
Custodian	24,526	98,116	25,246	25,469
Accounting services	28,969	70,728	28,894	34,012
Officer and Trustees	24,604	76,219	26,266	31,811
Reorganization	—	147,466	—	—
Printing	12,619	28,816	12,506	13,766
Registration	4,263	5,681	5,406	9,881
Miscellaneous	43,230	112,579	39,944	24,913
Total expenses excluding interest expense	1,749,986	5,743,130	1,544,840	2,096,941
Interest expense	209,375	2,194,447	215,714	160,253
Total expenses	1,959,361	7,937,577	1,760,554	2,257,194
Less fees waived by Manager	(85,390)	(700)	(1,733)	(3,898)
Total expenses after fees waived	1,873,971	7,936,877	1,758,821	2,253,296
Net investment income	11,962,113	40,578,980	11,945,671	11,210,511

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	2,066,984	26,511,720	2,004,916	1,469,318
Financial futures contracts	(666,471)	2,036,519	(787,698)	(3,349,686)
Foreign currency transactions	(689,081)	(854,417)	(789,811)	—
Options written	76,043	432,862	76,274	—
Swaps	(124,386)	1,474,631	(68,125)	244,558
	663,089	29,601,315	435,556	(1,635,810)
Net change in unrealized appreciation/depreciation on:
Investments	16,869,382	53,159,881	17,314,413	5,325,413
Financial futures contracts	157,262	(3,022,832)	175,650	(330,103)
Foreign currency translations	(211,612)	(3,429,192)	(190,277)	—
Options written	1,155,230	24,288	1,161,595	—
Swaps	(739,323)	(149,281)	(788,894)	(886,569)
Borrowed bonds	—	—	—	(15,187)
Unfunded loan commitments	—	(12,443)	—	—
	17,230,939	46,570,421	17,672,487	4,093,554
Total realized and unrealized gain	17,894,028	76,171,736	18,108,043	2,457,744
Net Increase in Net Assets Resulting from Operations	$29,856,141	$116,750,716	$30,053,714	$13,668,255
[1]	Consolidated Statement of Operations.

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Statements of Changes in Net Assets
	BlackRock Core Bond Trust (BHK)
Increase (Decrease) in Net Assets:	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Operations
Net investment income	$11,962,113	$24,077,362
Net realized gain	663,089	1,698,305
Net change in unrealized appreciation/depreciation	17,230,939	(31,803,836)
Net increase (decrease) in net assets resulting from operations	29,856,141	(6,028,169)

Dividends to Shareholders From
Net investment income	(12,249,957)	(25,416,860)[1]

Capital Share Transactions
Reinvestment of dividends	—	221,789

Net Assets
Total increase (decrease) in net assets	17,606,184	(31,223,240)
Beginning of period	379,912,603	411,135,843
End of period	$397,518,787	$379,912,603
Undistributed net investment income, end of period	$4,892,703	$5,180,547

Consolidated Statements of Changes in Net Assets

	BlackRock Corporate High Yield Fund Inc. (HYT)
Increase (Decrease) in Net Assets:	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Operations
Net investment income	$40,578,980	$35,346,627
Net realized gain	29,601,315	23,080,390
Net change in unrealized appreciation/depreciation	46,570,421	(8,840,108)
Net increase in net assets resulting from operations	116,750,716	49,586,909

Dividends to Shareholders From
Net investment income	(41,943,075)	(39,195,248)[1]

Capital Share Transactions
Net proceeds from the issuance of shares due to reorganization	1,178,342,562	—
Reinvestment of dividends	—	499,916
Net increase in net assets derived from capital share transactions	1,178,342,562	499,916

Net Assets
Total increase in net assets	1,253,150,203	10,891,577
Beginning of period	446,846,600	435,955,023
End of period	$1,699,996,803	$446,846,600
Undistributed (distributions in excess of) net investment income, end of period	$(2,711,129)	$3,902,307
[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	65

Statements of Changes in Net Assets
	BlackRock Income Opportunity Trust, Inc. (BNA)
Increase (Decrease) in Net Assets:	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Operations
Net investment income	$11,945,671	$23,559,363
Net realized gain	435,556	3,918,608
Net change in unrealized appreciation/depreciation	17,672,487	(34,000,708)
Net increase (decrease) in net assets resulting from operations	30,053,714	(6,522,737)

Dividends to Shareholders From
Net investment income	(12,300,925)	(23,740,439)[1]

Net Assets
Total increase (decrease) in net assets	17,752,789	(30,263,176)
Beginning of period	377,805,198	408,068,374
End of period	$395,557,987	$377,805,198
Undistributed net investment income, end of period	$4,726,878	$5,082,132

	BlackRock Income Trust, Inc. (BKT)
Increase (Decrease) in Net Assets:	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Operations
Net investment income	$11,210,511	$20,368,194
Net realized gain (loss)	(1,635,810)	516,801
Net change in unrealized appreciation/depreciation	4,093,554	(30,160,300)
Net increase (decrease) in net assets resulting from operations	13,668,255	(9,275,305)

Dividends to Shareholders From
Net investment income	(14,195,244)	(30,628,476)[1]

Net Assets
Total decrease in net assets	(526,989)	(39,903,781)
Beginning of period	467,948,039	507,851,820
End of period	$467,421,050	$467,948,039
Undistributed net investment income, end of period	$7,891,132	$10,875,865
[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Statements of Cash Flows
Six Months Ended February 28, 2014 (Unaudited)	BlackRock Core Bond Trust (BHK)	BlackRock Corporate High Yield Fund, Inc. (HYT)[1]	BlackRock Income Opportunity Trust, Inc. (BNA)	BlackRock Income Trust, Inc. (BKT)

Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$29,856,141	$116,750,716	$30,053,714	$13,668,255
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
(Increase) decrease in interest receivable	25,140	(1,568,807)[2]	(237,666)	(512)
(Increase) decrease in swaps receivable	355	(431,702)	340	43,124
(Increase) decrease in other assets	(26,575)	—	96,026	16,208
Increase in prepaid expenses	(10,951)	(83,861)[2]	(9,418)	(16,862)
(Increase) decrease in dividends receivable	(1,221)	30,438 [2]	(3,521)	—
(Increase) decrease in variation margin receivable on financial futures contracts	99,758	2,015	100,809	(148,633)
Increase in variation margin receivable on centrally cleared swaps	(37,904)	—	(41,817)	(8)
Increase in cash pledged for financial futures contracts	(245,000)	(4,584,000)[2]	(229,000)	(500,000)
Increase in cash pledged for centrally cleared swaps	(1,055,000)	—	(1,055,000)	—
Increase in cash pledged for OTC derivatives	(710,000)	(2,395,000)	(720,000)	(5,600,000)
Increase (decrease) in cash received for OTC derivatives	(1,400,000)	200,000 [2]	(1,500,000)	—
Decrease in cash pledged for reverse repurchase agreements	347,000	—	1,987,745	2,060,000
(Increase) decrease in swaps premiums paid	112,245	(289,235)[2]	20,485	—
Decrease in investment advisory fees payable	(21,123)	(619,840)[2]	(13,061)	(25,690)
Increase (decrease) in interest expense payable	25,701	(182,051)[2]	87,650	(22,811)
Decrease in other accrued expenses payable	(27,040)	(439,049)[2]	(29,121)	(24,512)
Increase (decrease) in variation margin payable on financial futures contracts	—	165,366 [2]	—	(240,206)
Decrease in variation margin payable on centrally cleared swaps	—	—	—	(12)
Increase (decrease) in swaps payable	97,013	8,950	96,548	(18,868)
Increase in Officer’s and Trustees’ fees payable	6,372	204,172 [2]	16,353	19,611
Decrease in other liabilities	(240,760)	—	(879,346)	—
Decrease in reorganization costs payable	—	(137,332)[2]	—	—
Decrease in administration fees payable	—	—	(2,164)	(6,130)
Increase (decrease) in swaps premiums received	(115,168)	2,374,970 [2]	(23,617)	(13,890)
Net realized loss on investments	(1,260,701)	(23,285,386)	(1,367,531)	(711,052)
Net unrealized gain (loss) on investments, futures, swaps and foreign currency translation	(17,388,158)	(49,593,253)	(17,908,822)	(4,439,650)
Amortization of premium and accretion of discount on investments	1,657,356	784,121	1,787,297	3,757,770
Premiums received from options written	2,819,741	432,862	2,833,513	—
Proceeds from sales and principal paydowns of long-term investments	227,443,412	476,420,531 [2]	218,619,201	1,037,568,086
Purchases of long-term investments	(222,187,897)	(462,592,636)[2]	(226,482,578)	(1,087,508,368)
Net proceeds from sales of short-term securities	2,274,016	15,508,289 [2]	2,274,513	6,749,531
Premiums paid on closing options written	(1,311,041)	—	(1,317,042)	—
Cash provided by operating activities	18,725,711	66,680,278	6,154,490	(35,394,619)

Cash Used for Financing Activities
Proceeds from bank borrowings	—	234,000,000	—	—
Payments on bank borrowings	—	(261,000,000)	—	—
Net borrowing of reverse repurchase agreements	(6,230,076)	—	6,222,777	49,604,552
Cash dividends paid to shareholders	(12,259,069)	(42,237,567)	(12,306,845)	(14,200,275)
Decrease in bank overdraft	(157,427)	—	—	(9,658)
Cash used for financing activities	(18,646,572)	(69,237,567)	(6,084,068)	35,394,619

Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	(3,408)	(812)	(4,652)	—

Cash and Foreign Currency
Net increase (decrease) in cash and foreign currency	75,731	(2,558,101)	65,770	—
Cash and foreign currency at beginning of period	52,785	2,657,933 [2]	72,218	—
Cash and foreign currency at end of period	$128,516	$99,832	$137,988	—

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest	$183,674	$2,376,498	$$128,064	$183,064

Non-Cash Financing Activities
Fair value of investments acquired through reorganization	—	$1,691,534,575	—	—
Capital shares issued in reorganization	—	$1,178,342,562	—	—
[1]	Consolidated Statement of Cash Flows.
[2]	Includes assets and liabilities acquired in reorganization.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	67

Financial Highlights	BlackRock Core Bond Trust (BHK)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012		2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$14.05		$15.21	$13.78		$14.19	$12.56	$12.81
Net investment income[1]	0.44		0.89	0.88		0.83	0.87	0.80
Net realized and unrealized gain (loss)	0.66		(1.11)	1.37		(0.36)	1.76	(0.28)
Net increase (decrease) from investment operations	1.10		(0.22)	2.25		0.47	2.63	0.52
Dividends from net investment income	(0.45)		(0.94)[2]	(0.82)[2]		(0.88)[2]	(1.00)[2]	(0.77)[2]
Net asset value, end of period	$14.70		$14.05	$15.21		$13.78	$14.19	$12.56
Market price, end of period	$13.38		$12.50	$15.41		$12.69	$13.92	$11.98

Total Investment Return[3]
Based on net asset value	8.32%	[4]	(1.42)%	17.06%		4.02%	22.44%	5.28%
Based on market price	10.82%	[4]	(13.43)%	28.78%		(2.35)%	25.93%	11.76%

Ratios to Average Net Assets
Total expenses	1.03%	[5]	1.03%	0.95%		1.02%	1.18%	1.06%
Total expenses after fees waived and paid indirectly	0.98%	[5]	0.98%	0.94%		1.02%	1.18%	1.06%
Total expenses after fees waived and paid indirectly and excluding interest expense	0.87%	[5]	0.86%	0.86%		0.93%	0.95%	0.83%
Net investment income	6.27%	[5]	5.92%	6.13%		6.05%	6.62%	7.09%

Supplemental Data
Net assets, end of period (000)	$397,519		$379,913	$411,136		$372,295	$383,540	$339,524
Borrowings outstanding, end of period (000)	$166,096		$172,537	$182,679		$152,301	$168,938	$74,572
Average borrowings outstanding, during the period (000)	$174,822		$187,038	$143,234		$151,080	$162,760	$73,467
Portfolio turnover	40%	[6]	100% [7]	290%	[8]	824% [9]	641%[10]	315% [11]
Asset coverage, end of period per $1,000	$3,393		$3,202	$3,251		$3,444	$3,270	$5,553
[1]	Based on average shares outstanding.
[2]	Determined in accordance with federal income tax regulations.
[3]	Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 23%.
[7]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 63%.
[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 237%
[9]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 544%.
[10]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 534%.
[11]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 184%.

See Notes to Financial Statements.

68	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Financial Highlights	BlackRock Corporate High Yield Fund, Inc. (HYT)

	Six Months Ended February 28, 2014[1] (Unaudited)		Year Ended August 31,
			2013[1]		2012[1]		2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$12.62		$12.32		$11.49		$11.38	$9.68	$11.89
Net investment income[2]	0.46		1.00		1.04		1.06	1.05	1.05
Net realized and unrealized gain (loss)	0.91		0.41		0.83		0.05	1.67	(2.07)
Net increase (decrease) from investment operations	1.37		1.41		1.87		1.11	2.72	(1.02)
Dividends and distributions from net investment income	(0.56)		(1.11)[3]		(1.04)[3]		(1.00)[3]	(1.02)[3]	(1.19)[3]
Net asset value, end of period	$13.43		$12.62		$12.32		$11.49	$11.38	$9.68
Market price, end of period	$12.51		$11.37		$12.96		$11.21	$11.19	$9.47

Total Investment Return[4]
Based on net asset value	11.46%	[5]	11.90%		17.14%		9.95%	29.26%	(4.03)%
Based on market price	15.24%	[5]	(4.16)%		26.30%		9.09%	29.92%	10.09%

Ratio to Average Net Assets
Total expenses	1.40%	[6,7]	1.54%	[8]	1.51%		1.41%	1.34%	2.01%
Total expenses after fees waived and paid indirectly	1.40%	[6,7]	1.54%	[8]	1.51%		1.41%	1.34%	2.01%
Total expenses after fees waived and paid indirectly and excluding interest expense and income tax	1.01%	[6,7]	1.16%	[8,9]	1.19%	[10]	1.12%	1.09%	1.28%
Net investment income	6.94%	[6]	7.83%		8.84%		8.80%	9.52%	12.82%

Supplemental Data
Net assets, end of period (000)	$1,699,997		$446,847		$435,955		$405,697	$401,760	$341,415
Borrowings outstanding, end of period (000)	$686,000		$191,000		$181,000		$130,000	$89,000	$58,000
Average borrowings outstanding, during the period (000)	$485,934		$180,436		$142,342		$115,512	$76,356	$73,784
Portfolio turnover	28%		77%		61%		87%	85%	60%
Asset coverage, end of period per $1,000	$3,478		$3,340		$3,409		$4,121	$5,514	$6,886
[1]	Consolidated Financial Highlights.
[2]	Based on average shares outstanding.
[3]	Determined in accordance with federal income tax regulations.
[4]	Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.
[7]	Includes reorganization costs. Without these costs, total expenses, total expenses after fees waived and paid indirectly, and total expenses after fees waived and paid indirectly and excluding interest expense would have been 1.38%, 1.38% and 0.99%, respectively.
[8]	Includes reorganization costs. Without these costs, total expenses, total expenses after fees waived and paid indirectly, and total expenses after fees waived and paid indirectly and excluding interest expense would have been 1.50%, 1.50% and 1.12%, respectively.
[9]	For the year ended August 31, 2013, the total expense ratio after fees waived and paid indirectly and excluding interest expense, borrowing costs and income tax was 1.15%.
[10]	For the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense and borrowing costs was 1.09%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	69

Financial Highlights	BlackRock Income Opportunity Trust, Inc. (BNA)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012		2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$10.96		$11.84	$10.77		$11.07	$10.02	$10.35
Net investment income[1]	0.35		0.68	0.67		0.63	0.59	0.59
Net realized and unrealized gain (loss)	0.53		(0.87)	1.05		(0.28)	1.25	(0.31)
Net increase (decrease) from investment operations	0.88		(0.19)	1.72		0.35	1.84	0.28
Dividends from net investment income	(0.36)		(0.69)[2]	(0.65)[2]		(0.65)[2]	(0.79)[2]	(0.61)[2]
Net asset value, end of period	$11.48		$10.96	$11.84		$10.77	$11.07	$10.02
Market price, end of period	$10.39		$9.64	$11.58		$9.85	$10.56	$9.65

Total Investment Return[3]
Based on net asset value	8.54%	[4]	(1.47)%	16.81%		3.91%	19.83%	3.90%
Based on market price	11.69%	[4]	(11.39)%	24.92%		(0.37)%	18.69%	5.46%

Ratio to Average Net Assets
Total expenses	0.93%	[5]	0.93%	0.90%		0.95%	1.09%	0.95%
Total expenses after fees waived and paid indirectly	0.93%	[5]	0.93%	0.90%		0.95%	1.09%	0.95%
Total expenses after fees waived and paid indirectly and excluding interest expense	0.81%	[5]	0.81%	0.82%		0.85%	0.86%	0.85%
Net investment income	6.29%	[5]	5.82%	5.97%		5.94%	5.81%	6.45%

Supplemental Data
Net assets, end of period (000)	$395,558		377,805	$408,068		$371,175	$381,379	$345,101
Borrowings outstanding, end of period (000)	$178,517		$172,206	$188,055		$154,883	$157,776	$77,474
Average borrowings outstanding, during the period (000)	$177,140		$185,003	$151,411		$148,617	$151,700	$49,573
Portfolio turnover	39%	[6]	101% [7]	285%	[8]	774% [9]	720%[10]	270% [11]
Asset coverage, end of period per $1,000	$3,219		$3,194	$3,170		$3,396	$3,417	$5,454
[1]	Based on average shares outstanding.
[2]	Determined in accordance with federal income tax regulations.
[3]	Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 22%.
[7]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 63%.
[8]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 231%.
[9]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 492%.
[10]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 608%.
[11]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 165%.

See Notes to Financial Statements.

70	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Financial Highlights	BlackRock Income Trust, Inc. (BKT)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$7.32		$7.94	$7.96	$7.76	$7.12	$6.94
Net investment income[1]	0.18		0.32	0.39	0.35	0.20	0.28
Net realized and unrealized gain (loss)	0.03		(0.46)	0.06	0.19	0.73	0.19
Net increase (decrease) from investment operations	0.21		(0.14)	0.45	0.54	0.93	0.47
Dividends and distributions from:
Net investment income	(0.22)		(0.48)[2]	(0.27)[2]	(0.34)[2]	(0.26)[2]	(0.29)[2]
Net realized gain	—		—	(0.20)[2]	—	(0.03)[2]	—
Total dividends and distributions	(0.22)		(0.48)	(0.47)	(0.34)	(0.29)	(0.29)
Net asset value, end of period	$7.31		$7.32	$7.94	$7.96	$7.76	$7.12
Market price, end of period	$6.60		$6.40	$7.63	$7.18	$6.95	$6.53

Total Investment Return[3]
Based on net asset value	3.29%	[4]	(1.45)%	6.24%	7.70%	13.86%	7.64%
Based on market price	6.66%	[4]	(10.34)%	13.19%	8.47%	11.19%	12.87%

Ratios to Average Net Assets
Total expenses	0.97%	[5]	1.00%	0.97%	1.06%	1.05%	1.09%
Total expenses after fees waived and paid indirectly	0.97%	[5]	1.00%	0.97%	1.05%	1.02%	1.08%
Total expenses after fees waived and paid indirectly and excluding interest expense	0.90%	[5]	0.90%	0.90%	0.94%	0.92%	0.93%
Net investment income	4.83%	[5]	4.18%	4.86%	4.43%	2.72%	4.09%

Supplemental Data
Net assets, end of period (000)	$467,421		$467,948	$507,852	$508,765	$496,260	$455,529
Borrowings outstanding, end of period (000)	$197,993		$148,344	$119,706	$233,676	$106,985	$11,815
Average borrowings outstanding, during the period (000)	$191,496		$188,924	$183,890	$116,771	$23,316	$537
Portfolio turnover	133%	[6]	358% [7]	487% [8]	899% [9]	883%[10]	700% [11]
Asset coverage, end of period per $1,000	$3,362		$4,154	$5,242	$3,177	$5,639	$39,555
[1]	Based on average shares outstanding.
[2]	Determined in accordance with federal income tax regulations.
[3]	Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover rate would have been 66%.
[7]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover rate would have been 196%.
[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover rate would have been 230%.
[9]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover rate would have been 387%.
[10]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover rate would have been 207%.
[11]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover rate would have been 184%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	71

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Core Bond Trust (“BHK”), BlackRock Corporate High Yield Fund, Inc. (formerly known as BlackRock Corporate High Yield Fund VI, Inc.) (“HYT”), BlackRock Income Opportunity Trust, Inc. (“BNA”) and BlackRock Income Trust, Inc. (“BKT”) (collectively, the “Trusts” or individually as a “Trust”) are registered under the 1940 Act, as diversified, closed-end management investment companies. HYT, BNA and BKT are organized as Maryland corporations. BHK is organized as a Delaware statutory trust. The Boards of Directors and the Board of Trustees of the Trusts are collectively referred to throughout this report as the “Board of Trustees” or the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Trustees”. The Trusts determine and make available for publication the NAVs of their Common Shares on a daily basis.

Reorganizations: The Board and shareholders of HYT and the Board and shareholders of each of BlackRock Corporate High Yield Fund, Inc. (COY), BlackRock Corporate High Yield Fund III, Inc. (CYE), BlackRock Corporate High Yield Fund V, Inc. (HYV), BlackRock High Income Shares (HIS) and BlackRock High Yield Trust (BHY) (individually, a “Target Fund” and collectively the “Target Funds”) approved the reorganizations of each Target Fund into the Trust pursuant to which the Trust acquired substantially all of the assets and substantially all of the liabilities of each Target Fund in exchange for an equal aggregate value of newly-issued shares of the Trust. On February 28, 2014, the Trust changed its name from BlackRock Corporate High Yield Fund VI, Inc. to BlackRock Corporate High Yield Fund, Inc.

Each shareholder of a Target Fund received shares of HYT in an amount equal to the aggregate net asset value of such shareholder’s Target Fund shares, as determined at the close of business on November 15, 2013, less the costs of the Target Fund’s reorganization. Cash was distributed for any fractional shares.

The reorganizations were accomplished by a tax-free exchange of shares of HYT in the following amounts and at the following conversion ratios:

Target Fund	Shares Prior to Reorganization	Conversion Ratio	Shares of HYT
COY	35,027,459	0.59633674	20,888,115
CYE	37,552,995	0.61218457	22,989,338
HYV	33,015,111	1.02665810	33,895,222
HIS	54,848,390	0.17536312	9,618,090
BHY	6,431,296	0.58941105	3,790,663

Each Target Fund’s net assets and composition of net assets on November 15, 2013, the valuation date of the merger, were as follows:

	Target Funds
	COY	CYE	HYV	HIS	BHY
Net assets	$269,933,969	$297,104,927	$438,025,175	$124,291,816	$48,986,675
Paid-in capital	$305,598,538	$325,129,374	$469,470,262	$151,206,100	$57,800,401
Distributions in excess of net investment income	$(1,255,282)	$(1,538,552)	$(1,918,349)	$(360,467)	$(176,691)
Accumulated net realized loss	$(41,042,211)	$(35,104,383)	$(45,260,725)	$(28,812,094)	$(11,055,877)
Net unrealized appreciation/ depreciation	$6,632,924	$8,618,488	$15,733,987	$$2,258,277	$2,418,842

For financial reporting purposes, assets received and shares issued by HYT were recorded at fair value. owever, the cost basis of the investments received from the Target Funds were carried forward to align ongoing reporting of HYT’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets of HYT before the acquisition were $457,705,742. The aggregate net assets of HYT immediately after the acquisition amounted to $1,636,048,304. Each Target Fund’s fair value and cost of investments prior to the reorganization were as follows:

Target Fund	Fair Value of Investments	Cost of Investments
COY	$390,874,369	$384,527,373
CYE	$426,486,257	$418,164,825
HYV	$635,843,965	$620,566,784
HIS	$168,681,354	$165,706,402
BHY	$69,648,630	$67,122,917

The purpose of these transactions was to combine six funds managed by BlackRock Advisors, LLC (the “Manager”) with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. Each reorganization was a tax-free event and was effective on November 18, 2013.

Assuming the acquisition had been completed on September 1, 2013 the beginning of the fiscal reporting period of HYT, the pro forma results of operations for the six months ended February 28, 2014, are as follows:

•	Net investment income/loss: $60,987,696
•	Net realized and change in unrealized gain/loss on investments: $148,326,085
•	Net increase/decrease in net assets resulting from operations: $209,313,781

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included in HYT’s Consolidated Statement of Operations since November 18, 2013.

Reorganization costs incurred in connection with the reorganizations were expensed by HYT.

Basis of Consolidation: HYT’s accompanying consolidated financial statements include the accounts of BLK HYT (Luxembourg) Investments, S.a.r.l., BLK HYV (Luxembourg) Investments, S.a.r.l., BLK COY (Luxembourg) Investments, S.a.r.l. and BLK CYE (Luxembourg)

72	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Notes to Financial Statements (continued)

Investments, S.a.r.l. (the “Taxable Subsidiaries”), all of which are wholly owned Taxable Subsidiaries of the Trust which hold shares of private Canadian companies, Laricina Energy Ltd. and Osum Oil Sands Corp. Such shares are held in the Taxable Subsidiaries in order to realize benefits under the Double Tax Avoidance Convention between Canada and Luxembourg, the result of which is gains on the sale of such shares will not be subject to capital gains taxes in Canada. Income earned on the investments held by the Taxable Subsidiaries may be taxable to such subsidiaries in Luxembourg. A tax provision, if any, is included in expenses in the Consolidated Statements of Operations. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statements of Operations. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiaries are subject to the same investment policies and restrictions that apply to the Trust.

2. Significant Accounting Policies:

The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Trusts:

Valuation: US GAAP defines fair value as the price the Trusts would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trusts determine the fair value of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Trusts for all financial instruments.

The Trusts value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Swap agreements are valued utilizing quotes received daily by the Trusts’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Certain centrally cleared swaps are valued at the price determined by the relevant exchange or clearinghouse. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.
Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Equity investments traded on a recognized securities exchange or the NASDAQ Stock Market (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	73

Notes to Financial Statements (continued)

with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trusts’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of each Trust’s net assets. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods that are expected to affect the value of such instruments materially, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the Global Valuation Committee using a pricing service and/or policies approved by the Board.

Foreign Currency: The Trusts’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Trusts’ investments denominated in that currency will lose value because that currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Trusts do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Trusts report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components may be treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Trust enters into certain investments (e.g., dollar rolls, TBA sale commitments, financial futures contracts, foreign currency exchange contracts, swaps, short sales and written options) or certain borrowings (e.g., reverse repurchase transactions, treasury roll transactions and loan payable) that would be “senior securities” for 1940 Act purposes, each Trust may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of each Trust’s future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, each Trust may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trusts are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Trust’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Trust files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trusts’ US federal tax returns remains open for each of the four years ended August 31, 2013. The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

74	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Notes to Financial Statements (continued)

Management has analyzed tax laws and regulations and their application to the Trusts’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Trust’s Board, the independent Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust. Deferred compensation liabilities are included in officer’s and trustees’ fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Trusts have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: Certain Trusts may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. In addition, the Trusts may have to subsequently reinvest the proceeds at lower interest rates. If the Trusts have purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Certain Trusts may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury.

Collateralized Debt Obligations: Certain Trusts may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). CBOs and CLOs are types of asset-backed securities. A CDO is an entity which is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Multiple Class Pass-Through Securities: Certain Trusts may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to

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maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated pre-payments of principal, the Trusts may not fully recoup their initial investment in IOs.

Stripped Mortgage-Backed Securities: Certain Trusts may invest in stripped mortgage-backed securities issued by the US government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. The Trusts also may invest in stripped mortgage-backed securities that are privately issued.

Zero-Coupon Bonds: Certain Trusts may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Capital Trusts and Trust Preferred Securities: Certain Trusts may invest in capital trusts and/or trust preferred securities. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation will pay interest to the trust, which will then be distributed to holders of the trust preferred securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: Certain Trusts may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: Certain Trusts may invest in floating rate loan interests. The floating rate loan interests held by the Trusts are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Trusts may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more US banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Trusts consider these investments to be investments in debt securities for purposes of their investment policies.

When a Trust purchases a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest it may pay a facility fee. On an ongoing basis, the Trusts may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Trusts upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Trusts may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Trusts may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Trusts having a contractual relationship only with the lender, not with the borrower. The Trusts will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Trusts generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Trusts may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Trusts will assume the credit risk of both the borrower and the lender that is selling the Participation. The Trusts’ investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Trusts may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Trusts having a direct contractual relationship with the borrower, and the Trusts may enforce compliance by the borrower with the terms of the loan agreement.

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Notes to Financial Statements (continued)

In connection with floating rate loan interests, the Trusts may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Trusts earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations. As of February 28, 2014, the Trusts had no outstanding unfunded floating rate loan interests.

Forward Commitments and When-Issued Delayed Delivery Securities: Certain Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, the Trusts are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trusts assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Trusts’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

TBA Commitments: Certain Trusts may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Trusts generally enter into TBA commitments with the intent to take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Mortgage Dollar Roll Transactions: Certain Trusts may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Trusts will not be entitled to receive interest and principal payments on the securities sold. The Trusts account for mortgage dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions may increase the Trusts’ portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Trusts are required to purchase may decline below the agreed upon repurchase price of those securities.

Borrowed Bond Agreements: Certain Trusts may enter into borrowed bond agreements. In a borrowed bond agreement, the Trusts borrow a bond from a counterparty in exchange for cash collateral with the commitment that the security and the cash will be returned to the counterparty and the Trusts, respectively, at a mutually agreed upon rate and date. Certain agreements have no stated maturity and can be terminated by either party at any time. Borrowed bond agreements are entered into primarily in connection with short sales of bonds. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between the Trusts and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. Full realization of the collateral by the Trusts may be limited if the value of an investment purchased with the cash collateral by the lender decreases. The Trusts may also experience delays in gaining access to the collateral.

Reverse Repurchase Agreements: Certain Trusts may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Trusts sell securities to a bank or broker-dealer and agree to repurchase the same securities at a mutually agreed upon date and price. During the term of the reverse repurchase agreement, the Trusts continue to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Trusts may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Trusts are obligated to repurchase under the agreement may decline below the repurchase price.

For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by the Trusts to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, the Trusts may receive a fee for use of the security by the counterparty, which may result in interest income to the Trusts.

Treasury Roll Transactions: Certain Trusts may enter into treasury roll transactions. In a treasury roll transaction the Trusts sell a Treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. The Trusts receive cash from the sale of the Treasury security to use for other investment purposes. The difference between the sale price and repurchase price represents net interest income or net interest expense reflective of an agreed upon rate between the Trusts and the counterparty

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Notes to Financial Statements (continued)

over the term of the borrowing. For US GAAP purposes, a treasury roll transaction is accounted for as a secured borrowing and not as a purchase or sale. During the term of the borrowing, interest income from the Treasury security and the related interest expense on the secured borrowing is recorded by the Trusts on an accrual basis. The Trusts will benefit from the transaction if the income earned on the investment purchased with the cash received in the treasury roll transaction exceeds the interest expense incurred by the Trusts. If the interest expense exceeds the income earned, the Trusts’ net investment income and dividends to shareholders may be adversely impacted. Treasury roll transactions involve the risk that the market value of the securities that the Trusts are required to repurchase may decline below the agreed upon repurchase price of those securities.

Reverse repurchase transactions, borrowed bond agreements and treasury roll transactions are entered into by the Trusts under Master Repurchase Agreements (“MRA”), which permit the Trusts, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Trusts. With reverse repurchase transactions, borrowed bond agreements and treasury roll transactions, typically the Trusts and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Trusts receive or post securities as collateral with a market value in excess of the repurchase price to be paid or received by the Trusts upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Trusts are considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

The following table is a summary of the Trusts’ borrowed bonds and reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis as of February 28, 2014:

BHK
Counterparty	Reverse Repurchase Agreements	Fair Value of Non-cash Collateral Pledged Including Accrued Interest[1]	Cash Collateral Pledged	Net Amount
Barclays Capital, Inc.	$16,628,855	$(16,628,855)	—	—
BNP Paribas Securities Corp.	50,628,821	(50,628,821)	—	—
Credit Suisse Securities (USA) LLC	29,398,822	(29,398,822)	—	—
Deutsche Bank Securities, Inc.	10,557,753	(10,557,753)	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,219,508	(25,219,508)	—	—
UBS Securities LLC	33,899,227	(33,899,227)	—	—
Total	$166,332,986	$(166,332,986)	—	—
[1]	Collateral with a value of $173,295,360 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

BNA
Counterparty	Reverse Repurchase Agreements	Fair Value of Non-cash Collateral Pledged Including Accrued Interest[2]	Cash Collateral Pledged	Net Amount
Barclays Capital, Inc.	$7,817,047	$(7,817,047)	—	—
BNP Paribas Securities Corp.	47,679,210	(47,679,210)	—	—
Credit Suisse (USA) LLC	42,015,781	(42,015,781)	—	—
Deutsche Bank Securities, Inc.	10,033,298	(10,033,298)	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	34,751,006	(34,751,006)	—	—
RBC Capital Markets, LLC	1,980,972	(1,980,972)	—	—
UBS Securities LLC	34,239,371	(34,239,371)	—	—
Total	$178,516,685	$(178,516,685)	—	—
[2]	Collateral with a value of $186,703,123 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
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Notes to Financial Statements (continued)

BKT
Counterparty	Borrowed Bonds Agreements[1]	Reverse Repurchase Agreements	Borrowed Bonds at Value Including Accrued Interest[2]	Exposure Due (to) / from Counterparty before Collateral	Non-cash Collateral Received	Cash Collateral Received	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Collateral (Received) / Pledged	Net Exposure Due (to) / from Counterparty[3]
BNP Paribas Securities Corp.	—	$2,917,371	—	$2,917,371	—	—	$(2,843,619)	—	$(2,843,619)	$73,752
Credit Suisse Securities (USA) LLC	$741,624	195,015,718	$783,395	196,540,737	—	—	(202,126,141)	—	(202,126,141)	(5,585,404)
Total	$741,624	$197,933,089	$783,395	$199,458,108	—	—	$(204,969,760)	—	$(204,969,760)	$(5,511,652)
[1]	Included in Investments at value-unaffiliated in the Statements of Assets and Liabilities.
[2]	Includes accrued interest on borrowed bonds in the amount of $7,384 which is included in interest expense payable in the Statements of Assets and Liabilities.
[3]	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, the Trusts’ use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Trusts’ obligation to repurchase the securities.

Short Sales: Certain Trusts may enter into short sale transactions in which the Trusts sell a security they do not hold in anticipation of a decline in the market price of that security. When the Trusts make a short sale, they will borrow the security sold short (borrowed bond) and deliver the security to the counterparty to which they sold the security short. An amount equal to the proceeds received by the Trusts is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Trusts are required to repay the counterparty interest on the security sold short, which is shown as interest expense in the Statements of Operations. The Trusts are exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. A gain, limited to the price at which the Trusts sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance the Trusts will be able to close out a short position at a particular time or at an acceptable price.

4. Derivative Financial Instruments:

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to economically hedge their exposure to certain risks such as credit risk, equity risk, interest rate risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: The Trusts purchase and/or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Trusts and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Trusts as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Trusts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Foreign Currency Exchange Contracts: The Trusts enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Trusts, help to manage the overall exposure to the currencies, in which some of the investments held by the Trusts are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Trusts as an unrealized gain or loss. When the contract is closed, the Trusts record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of

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Notes to Financial Statements (continued)

foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: The Trusts purchase and write call and put options to increase or decrease their exposure to underlying instruments (including equity risk and interest rate risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Trusts purchase (write) an option, an amount equal to the premium paid (received) by the Trusts is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Trusts enter into a closing transaction), the Trusts realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Trusts write a call option, such option is “covered,” meaning that the Trusts hold the underlying instrument subject to being called by the option counterparty. When the Trusts write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

The Trusts also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies (foreign currency exchange rate risk). When foreign currency is purchased or sold through an exercise of a foreign currency option, the related premium paid (or received) is added to (or deducted from) the basis of the foreign currency acquired or deducted from (or added to) the proceeds of the foreign currency sold (receipts from the foreign currency purchased). Such transactions may be effected with respect to hedges on non-US dollar denominated instruments owned by the Trusts but not yet delivered, or committed or anticipated to be purchased by the Trusts.

In purchasing and writing options, the Trusts bear the risk of an unfavorable change in the value of the underlying instrument or the risk that the Trusts may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Trusts purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: The Trusts enter into swap agreements in which the Trusts and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Trusts for OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Trusts will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trusts’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Trusts’ counterparty on the swap agreement becomes the CCP. The Trusts are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statements of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•	Credit default swaps — The Trusts enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Trusts may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name
80	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Notes to Financial Statements (continued)
issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Trusts will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Trusts will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•	Total return swaps — The Trusts enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Trusts will receive a payment from or make a payment to the counterparty.
•	Interest rate swaps — The Trusts enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds, which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate floors, which are a type of interest rate swap, are agreements in which one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate or floor in return for a premium. In more complex swaps, the notional principal amount may decline (or amortize) over time.
•	Forward Swaps — The Trusts may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Trust and the counterparty agree to make either periodic net payments beginning on a specified future effective date or a net payment at termination, unless terminated earlier.

The following is a summary of the Trusts’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of February 28, 2014

	Derivative Assets
		BHK	HYT	BNA	BKT
	Statements of Assets and Liabilities Location	Value
Interest rate contracts	Net unrealized appreciation/depreciation[1]; Unrealized appreciation on OTC swaps; Investments at value – unaffiliated[2]	$1,120,179	—	$1,129,691	$6,094,608
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	—	$233,228	—	—
Credit contracts	Unrealized appreciation on OTC swaps; Swap premiums paid	301,024	3,704,213	302,605	—
Total		$1,421,203	$3,937,441	$1,432,296	$6,094,608

	Derivative Liabilities
		BHK	HYT	BNA	BKT
	Statements of Assets and Liabilities Location	Value
Interest rate contracts	Net unrealized appreciation/depreciation[1]; Unrealized depreciation on OTC swaps; Investments at value – unaffiliated[2]	$2,252,362	$78,809	$2,260,242	$9,277,912
Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	286,809	3,408,819	312,478	—
Credit contracts	Unrealized depreciation on OTC swaps; Swap premiums received	344,281	10,717,320	345,448	—
Equity contracts	Net unrealized appreciation/depreciation[1]	—	2,939,052	—	—
Total		$2,883,452	$17,144,000	$2,918,168	$9,277,912
[1]	Includes cumulative appreciation/depreciation on financial futures contracts and centrally cleared swaps, if any, as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
[2]	Includes options purchased at value as reported in the Schedules of Investments.
SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	81

Notes to Financial Statements (continued)

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended February 28, 2014

	Net Realized Gain (Loss) From
	BHK	HYT	BNA	BKT
Interest rate contracts:
Financial futures contracts	$(666,471)	$(616,657)	$(787,698)	$(3,349,686)
Swaps	93,049	—	(39,361)	244,558
Options[1]	182,813	—	183,109	—
Foreign currency exchange contracts:
Foreign currency transactions	(754,591)	(1,041,413)	(854,457)	—
Credit contracts:
Swaps	(217,435)	1,474,631	(28,764)	—
Equity contracts:
Financial futures contracts	—	2,653,176	—	—
Options[1]	—	(6,375,649)	—	—
Total	$(1,362,635)	$(3,905,912)	$(1,527,171)	$(3,105,128)

	Net Change in Unrealized Appreciation/Depreciation on
	BHK	HYT	BNA	BKT
Interest rate contracts:
Financial futures contracts	$157,262	$(83,780)	$175,650	$(330,103)
Swaps	(729,099)	—	(778,620)	(886,569)
Options[1]	625,642	—	631,766	—
Foreign currency exchange contracts:
Foreign currency translations	(213,491)	(3,444,120)	(191,177)	—
Credit contracts:
Swaps	(10,224)	(149,281)	(10,274)	—
Equity contracts:
Financial futures contracts	—	(2,939,051)	—	—
Options[1]	—	(282,618)	—	—
Total	$(169,910)	$(6,898,850)	$(172,655)	$(1,216,672)
[1]	Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

For the six months ended February 28, 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

	BHK	HYT		BNA	BKT
Financial futures contracts:
Average number of contracts purchased	746	55	[2]	696	37	[2]
Average number of contracts sold	625	890	[2]	626	1,477
Average notional value of contracts purchased	$118,322,209	$4,606,386	[2]	$112,514,201	$9,198,525	[2]
Average notional value of contracts sold	$90,351,734	$90,889,247		$90,476,688	$224,549,600
Foreign currency exchange contracts:
Average number of contracts – US dollars purchased	4	23		4	—
Average number of contracts – US dollars sold	1	4		1	—
Average US dollar amounts purchased	$15,337,574	$221,928,115		$16,781,483	—
Average US dollar amounts sold	$1,301,970	$4,142,217		$1,297,998	—
Options:
Average number of option contracts purchased	—	2,569		—	—
Average number of option contracts written	—	1,798	[2]	—	—
Average notional value of option contracts purchased	—	$46,678,654		—	—
Average notional value of option contracts written	—	$28,041,000	[2]	—	—
Average number of swaption contracts purchased	5	—		5	—
Average number of swaption contracts written	15	—		15	—
Average notional value of swaption contracts purchased	$90,900,000	—		$91,200,000	—
Average notional value of swaption contracts written	$134,000,000	—		$134,600,000	—
Credit default swaps:
Average number of contracts – buy protection	4	8		2	—
Average number of contracts – sell protection	8	49		8	—
Average notional value – buy protection	$3,201,000	$2,508,598		$3,200,000	—
Average notional value – sell protection	$4,460,000	$45,564,442		$4,485,000	—
Interest rate swaps:
Average number of contracts – pays fixed rate	8	—		8	1
Average number of contracts – receives fixed rate	2	—		2	7
Average notional value – pays fixed rate	$92,600,000	—		$92,700,000	$60,000,000
Average notional value – receives fixed rate	$6,850,000	—		$6,850,000	$71,565,000
[2]	Average contract amount shown due to limited activity.
82	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Notes to Financial Statements (continued)

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Trusts’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Trust. For OTC options purchased, each Trust bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Trust should the counterparty fail to perform under the contracts. Options written by the Trusts do not typically give rise to counterparty credit risk, as options written generally obligate the Trusts, and not the counterparty, to perform.

With exchange-traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Trusts do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.

In order to better define their contractual rights and to secure rights that will help the Trusts mitigate their counterparty risk, the Trusts may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trusts’ net assets decline by a stated percentage or the Trusts fail to meet the terms of their ISDA Master Agreements, which would cause the Trusts to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Trusts and the counterparty.

Cash collateral that has been pledged to cover obligations of the Trusts and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Trusts, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer is required, which is determined at the close of business of the Trusts and any additional required collateral is delivered to/pledged by the Trusts on the next business day. Typically, the Trusts and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Trusts from their counterparties are not fully collateralized, contractually or otherwise, the Trusts bear the risk of loss from counterparty non-performance. Each Trust attempts to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Trusts do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

At February 28, 2014, the Trusts’ derivative assets and liabilities (by type) are as follows:

	BHK		HYT
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Financial futures contracts	$88,013	—	—	$165,366
Foreign currency exchange contracts	—	$286,809	$233,228	3,408,819
Options[1]	553,090	1,755,992	—	—
Centrally cleared swaps	50,672	—	—	—
OTC swaps[2]	301,024	344,281	3,704,213	10,717,320
Total derivative assets and liabilities in the Statements of Assets and Liabilities	992,799	2,387,082	3,937,441	14,291,505
Derivatives not subject to an master netting agreement of similar agreement (“MNA”)	(138,685)	—	—	(165,366)
Total derivative assets and liabilities subject to an MNA	$854,114	$2,387,082	$3,937,441	$14,126,139
[1]	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedules of Investments.
[2]	Includes unrealized appreciation/depreciation on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.
SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	83

Notes to Financial Statements (continued)

	BNA		BKT
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Financial futures contracts	$98,437	—	$148,633	—
Foreign currency exchange contracts	—	$312,478	—	—
Options[1]	553,189	1,762,070	—	—
Centrally cleared swaps	54,495	—	8	—
OTC swaps[2]	302,605	345,448	6,083,714	$7,918,969
Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,008,726	2,419,996	6,232,355	7,918,969
Derivatives not subject to an MNA	(152,932)	—	(148,641)	—
Total derivative assets and liabilities subject to an MNA	$855,794	$2,419,996	$6,083,714	$7,918,969
[1]	Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedules of Investments.
[2]	Includes unrealized appreciation/depreciation on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

The following tables present the Trusts’ derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Trusts as of February 28, 2014:

BHK
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[3]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[4]
Bank of America NA	$24,732	$(19,878)	—	—	$4,854
Barclays Bank PLC	70,542	(70,542)	—	—	—
Citibank N.A.	55,554	(55,554)	—	—	—
Credit Suisse International	33,498	(25,063)	—	—	8,435
Deutsche Bank AG	571,163	(571,163)	—	—	—
Goldman Sachs Bank USA	28,730	(20,846)	—	—	7,884
HSBC Bank PLC	3,256	(3,256)	—	—	—
Morgan Stanley Capital Services LLC	66,639	(48,113)	—	—	18,526
Total	$854,114	$(814,415)	—	—	$39,699

BHK
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty		Derivatives Available for Offset[3]	Non-cash Collateral Pledged	Cash Collateral Pledged[6]	Net Amount of Derivative Liabilities[7]
Bank of America NA	$19,878		$(19,878)	—	—	—
Barclays Bank PLC	702,979		(70,542)	—	$(510,000)[5]	$122,437
Citibank N.A.	267,163	[5]	(55,554)	—	—	211,609
Credit Suisse International	25,063		(25,063)	—	—	—
Deutsche Bank AG	872,602		(571,163)	—	—	301,439
Goldman Sachs Bank USA	20,846		(20,846)	—	—	—
HSBC Bank PLC	5,464		(3,256)	—	—	2,208
JPMorgan Chase Bank PLC	422,542		—	—	(422,542)[5]	—
Morgan Stanley Capital Services LLC	48,113		(48,113)	—	—	—
UBS AG	2,432		—	—	—	2,432
Total	$2,387,082		$(814,415)	—	$(932,542)	$640,125

HYT
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[3]	Non-cash Collateral Received	Cash Collateral Received[8]	Net Amount of Derivative Assets
Barclays Bank PLC	$215,605	$(215,605)	—	—	—
Citibank N.A.	96,434	(96,434)	—	—	—
Deutsche Bank AG	2,574,831	(162,959)	—	$(2,411,872)	—
Goldman Sachs International	1,050,571	(1,050,571)	—	—	—
Total	$3,937,441	$(1,525,569)	—	$(2,411,872)	—
[3]	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[4]	Net amount represents the net amount receivable from the counterparty in the event of default.
[5]	Derivative contract can be offset with options written receivable of $145,800.
[6]	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
[7]	Net amount represents the net amount payable due to the counterparty in the event of default.
[8]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
84	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Notes to Financial Statements (continued)

HYT
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged[2]	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	$2,971,025	$(215,605)	—	$(2,755,420)	—
Citibank N.A.	282,245	(96,434)	—	—	$185,811
Credit Suisse International	4,417	—	—	—	4,417
Deutsche Bank AG	162,959	(162,959)	—	—	—
Goldman Sachs International	6,743,807	(1,050,571)	$(5,693,236)	—	—
JPMorgan Chase Bank N.A.	1,973,881	—	—	(775,000)	1,198,881
Royal Bank of Scotland PLC	1,987,805	—	—	—	1,987,805
Total	$14,126,139	$(1,525,569)	$(5,693,236)	$(3,530,420)	$3,376,914

BNA
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[4]
Bank of America NA	$24,832	$(19,878)	—	—	$4,954
Barclays Bank PLC	70,542	(70,542)	—	—	—
Citibank N.A.	55,952	(55,952)	—	—	—
Credit Suisse International	34,124	(25,531)	—	—	8,593
Deutsche Bank AG	571,140	(571,140)	—	—	—
Goldman Sachs Bank USA	28,730	(20,846)	—	—	7,884
HSBC Bank PLC	3,257	(3,257)	—	—	—
Morgan Stanley Capital Services LLC	67,217	(48,533)	—	—	18,684
Total	$855,794	$(815,679)	—	—	$40,115

BNA
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty		Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities[3]
Bank of America NA	$19,878		$(19,878)	—	—	—
Barclays Bank PLC	731,918		(70,542)	—	$(520,000)	$141,376
Citibank NA	269,324	[5]	(55,952)	—	—	213,372
Credit Suisse International	25,531		(25,531)	—	—	—
Deutsche Bank AG	867,762		(571,140)	—	(200,000)	96,622
Goldman Sachs Bank USA	20,846		(20,846)	—	—	—
HSBC Bank PLC	5,465		(3,257)	—	—	2,208
JPMorgan Chase Bank NA	428,283		—	—	(428,283)	—
Morgan Stanley Capital Services LLC	48,533		(48,533)	—	—	—
UBS AG	2,456		—	—	—	2,456
Total	$2,419,996		$(815,679)	—	$(1,148,283)	$456,034

BKT
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received[6]	Cash Collateral Received[6]	Net Amount of Derivative Assets
Citibank N.A.	$916,650	—	—	$(916,650)	—
Goldman Sachs Bank USA	461,612	—	$(461,612)	—	—
JPMorgan Chase Bank N.A.	3,500,300	$(197,887)	—	(3,302,413)	—
UBS AG	1,205,152	—	(1,205,152)	—	—
Total	$6,083,714	$(197,887)	$(1,666,764)	$(4,219,063)	—

BKT
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities
Deutsche Bank AG	$7,721,082	—	—	$(7,721,082)	—
JPMorgan Chase Bank N.A.	197,887	$(197,887)	—	—	—
Total	$7,918,969	$(197,887)	—	$(7,721,082)	—
[1]	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2]	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
[3]	Net amount represents the net amount payable due to the counterparty in the event of default.
[4]	Net amount represents the net amount receivable from the counterparty in the event of default.
[5]	Derivative contract can be offset with options written receivable of $145,800.
[6]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	85

Notes to Financial Statements (continued)

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

Each Trust entered into an Investment Advisory Agreement with the Manager, the Trusts’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services for each Trust and administration services for BHK and HYT.

The following Trusts’ investment advisory fee paid to the Manager is computed weekly and payable monthly based on an annual rate of each Trust’s average total assets (including any assets attributable to borrowings) minus the sum of total liabilities (other than debt representing financial leverage):

BHK	0.55%
HYT	0.60%

From September 1, 2013 through November 17, 2013, HYT paid the Manager an investment advisory fee computed and paid monthly based on an annual rate of 0.70%.

The following Trusts’ investment advisory fee paid to the Manager is computed weekly and payable monthly based on an annual rate of each Trust’s average net assets:

BNA	0.60%
BKT	0.65%

BNA and BKT each have an Administration Agreement with the Manager. The administration fee paid to the Manager is computed weekly and payable monthly based on an annual rate, 0.10% for BNA, and 0.15% for BKT, of each Trust’s average net assets.

The Manager voluntarily agreed to waive a portion of investment advisory fee with respect to BHK at an annual rate of 0.03%, as a percentage of average weekly net assets. This voluntary waiver may be reduced or discontinued at any time without notice. For the six months ended February 28, 2014, the Manager waived $83,265, which is included in fees waived by Manager in the Statements of Operations for BHK.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Trust’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by Manager in the Statements of Operations. For the six months ended February 28, 2014, the amounts waived were as follows:

BHK	$2,125
HYT	$700
BNA	$1,733
BKT	$3,898

The Manager provides investment management and other services to the Taxable Subsidiaries. The Manager does not receive separate compensation from the Taxable Subsidiaries for providing investment management or administrative services. However, HYT pays the Manager based on the HYT’s net assets, which includes the assets of the Taxable Subsidiaries.

The Manager entered into a sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager, with respect to each Trust. The Manager pays BFM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Trust to the Manager.

Certain officers and/or Trustees of the Trusts are officers and/or directors of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

6. Purchases and Sales:

Purchases and sales of investments including paydowns, mortgage dollar roll and TBA transactions and excluding short-term securities and US government securities for the six months ended February 28, 2014, were as follows:

	Purchases	Sales
BHK	$222,685,961	$227,067,583
HYT	$455,653,801	$493,280,391
BNA	$220,298,327	$216,974,001
BKT	$916,864,623	$885,862,640

Purchases and sales of US government securities for the Trusts for the six months ended February 28, 2014 were as follows:

	Purchases	Sales
BNA	$5,098,564	—
BKT	$2,938,825	$10,789,527

For the six months ended February 28, 2014, purchases and sales related to mortgage dollar rolls were as follows:

	Purchases	Sales
BHK	$93,936,898	$94,188,078
BNA	$93,944,492	$94,195,672
BKT	$450,310,739	$450,543,556
86	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Notes to Financial Statements (continued)

Transactions in options written for the six months ended February 28, 2014, were as follows:

	Calls			Puts
	Contracts	Notional (000)	Premiums Received	Contracts	Notional (000)	Premiums Received
BHK
Outstanding options, beginning of period	—	$30,700	$66,601	—	$55,300	$735,472
Options written	—	76,000	1,308,187	—	74,300	1,657,353
Options closed	—	(50,900)	(699,376)	—	(35,700)	(687,707)
Outstanding options, end of period	—	$55,800	$675,412	—	$93,900	$1,705,118
HYT
Outstanding options, beginning of period	—	—	—	3,595		$432,862
Options expired	—	—	—	(3,595)	—	(432,862)
Outstanding options, end of period	—	—	—	—	—	—
BNA
Outstanding options, beginning of period	—	$30,900	$67,034	—	$55,500	$737,000
Options written	—	76,200	1,315,206	—	74,400	1,664,106
Options closed	—	(51,100)	(702,587)	—	(35,800)	(690,730)
Outstanding options, end of period	—	$56,000	$679,653	—	$94,100	$1,710,376

7. Income Tax Information:

As of August 31, 2013, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires August 31,	BHK	HYT	BNA	BKT
2016	$2,941,545	—	$191,888	—
2017	7,416,000	$13,961,125	7,369,088	—
2018	—	54,927,764	10,964,638	—
No expiration date[1]	—	—	—	$6,511,246
Total	$10,357,545	$68,888,889	$18,525,614	$6,511,246
[1]	Must be utilized prior to losses subject to expiration.

As of February 28, 2014 gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	BHK	HYT	BNA	BKT

Tax cost	$543,718,828	$2,263,181,311	$552,554,090	$736,329,407
Gross unrealized appreciation	$32,043,185	$150,370,206	$32,802,247	$27,120,106
Gross unrealized depreciation	(8,703,626)	(59,279,736)	(9,432,982)	(29,630,822)
Net unrealized appreciation (depreciation)	$23,339,559	$91,090,470	$23,369,265	$(2,510,716)

8. Borrowings

HYT is party to a senior committed secured, 360-day rolling line of credit facility and a separate security agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”). SSB may elect to terminate its commitment upon 360-days written notice to HYT. HYT has granted a security interest in substantially all of its assets to SSB.

The SSB Agreement allows for a maximum commitment amount of $798,000,000 for HYT.

Advances will be made by SSB to HYT, at HYT’s option of (a) the higher of (i) 0.80% above the Fed Funds rate and (ii) 0.80% above the Overnight LIBOR or (b) 0.80% above 7-day, 30-day, 60-day or 90-day LIBOR.

In addition, HYT pays a facility fee and utilization fee (based on the daily unused portion of the commitments). The commitment fees are waived if HYT meets certain conditions. The fees associated with the agreement is included in the Statements of Operations as borrowing costs. Advances to HYT as of February 28, 2014 are shown in the Statements of Assets and Liabilities as bank borrowings payable. Based on the short-term nature of the borrowings under the line of credit and the variable interest rate, the carrying amount of the borrowings approximates fair value.

HYT may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding short-term borrowings is less than 300%.

For the six months ended February 28, 2014, the daily weighted average interest rates for HYT with loans under the revolving credit agreements was 0.91%.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	87

Notes to Financial Statements (concluded)

For the six months ended February 28, 2014, the daily weighted average interest rates for Trusts with borrowings, which include reverse repurchase agreements, were as follows:

Daily Weighted Average Interest Rate
BHK	0.24%
BNA	0.25%
BKT	0.17%

9. Concentration, Market and Credit Risk:

In the normal course of business, the Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Trusts; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Trusts may be exposed to counterparty credit risk, or the risk that an entity with which the Trusts have unsettled or open transactions may fail to or be unable to perform on its commitments. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.

The Trusts invest a significant portion of their assets in fixed income securities and/or use derivatives tied to the fixed income markets. See the Schedules of Investments for these securities and/or derivatives. Changes in market interest rates or economic conditions, including the Federal Reserve’s decision in December 2013 to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Trusts may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Certain Trusts invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedules of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

10. Capital Share Transactions:

BHK is authorized to issue an unlimited number of shares, par value $0.001, all of which were initially classified as Common Shares. BNA and BKT are authorized to issue 200 million shares, par value $0.01, all of which were initially classified as Common Shares. HYT is authorized to issue 200 million shares, par value $0.10, all of which were initially classified as Common Shares. The Board is authorized, however, to reclassify any unissued shares without approval of Common Shareholders.

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended February 28, 2014	Year Ended August 31, 2013
BHK	—	14,416
HYT	—	39,051

Shares issued and outstanding increased 91,181,428 due to the reorganization during the six months ended February 29, 2014 for HYT.

Shares issued and outstanding remained constant during the six months ended February 28, 2014 and the year ended August 31, 2013 for BNA and BKT.

11. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

The Trusts paid a net investment income dividend on March 31, 2014 to shareholders of record on March 14, 2014 as follows:

Common Dividend Per Share
BHK	$0.0755
HYT	$0.0805
BNA	$0.0595
BKT	$0.0350

Additionally, the Trusts declared a net investment income dividend on April 1, 2014 payable to shareholders of record on April 15, 2014 for the same amounts noted above.

88	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Officers and Trustees

Richard E. Cavanagh, Chairman of the Board and Trustee

Karen P. Robards, Vice Chairperson of the Board, Chairperson of the Audit Committee and Trustee

Paul L. Audet, Trustee

Michael J. Castellano, Trustee and Member of the Audit Committee

Frank J. Fabozzi, Trustee and Member of the Audit Committee

Kathleen F. Feldstein, Trustee

James T. Flynn, Trustee and Member of the Audit Committee

Henry Gabbay, Trustee

Jerrold B. Harris, Trustee

R. Glenn Hubbard, Trustee

W. Carl Kester, Trustee and Member of the Audit Committee

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Robert W. Crothers, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Janey Ahn, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Financial Management, Inc.
New York, NY 10055

Custodian and Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Transfer Agent
Computershare Trust Company, N.A.
Canton, MA 02021

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Address of the Trusts
100 Bellevue Parkway
Wilmington, DE 19809

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	89

Additional Information

Proxy Results

At a special meeting of all shareholders of BlackRock Corporate High Yield Fund, Inc. (the “Fund”) held on Friday, October 11, 2013, the results were as follows:

With respect to the Proposal, the shares of the Fund were voted as follows:

	Votes For	Votes Against	Abstain
To approve the Agreement and Plan of Reorganization between BlackRock High Yield Trust and the Fund and the issuance by the Fund of additional shares of common stock in connection herewith.	19,556,865	723,608	508,655
To approve the Agreement and Plan of Reorganization between BlackRock Corporate High Yield Fund, Inc. and the Fund and the issuance by the Fund of additional shares of common stock in connection herewith.	17,782,750	2,482,141	524,238
To approve the Agreement and Plan of Reorganization between BlackRock Corporate High Yield Fund III, Inc. and the Fund and the issuance by the Fund of additional shares of common stock in connection herewith.	19,540,325	726,231	522,573
To approve the Agreement and Plan of Reorganization among BlackRock High Income Shares, the Fund, and a direct, wholly-owned subsidiary of the Fund and the issuance by the Fund of additional shares of common stock in connection herewith.	19,541,733	739,325	508,072
To approve the Agreement and Plan of Reorganization between BlackRock Corporate High Yield Fund V, Inc. and the Fund and the issuance by the Fund of additional shares of common stock in connection herewith.	19,538,892	723,377	526,861
90	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Additional Information (continued)

Dividend Policy

Each Trust’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the dividends paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The portion of dividend distributions that exceeds a Trust’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return on capital. Dividend distributions in excess of a Trust’s taxable income and net capital gains, but not in excess of a Trust’s earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a nontaxable return of capital. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charter or by-laws that would delay or prevent a change of control of the Trusts that were not approved by shareholders or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ web-site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Trusts file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trusts’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	91

Additional Information (continued)

General Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 882-0052 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to periodically check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

Section 19(a) Notices

These amounts and sources of distributions reported are only estimates provided to you pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Trust’s investment experience during the year and may be subject to changes based on the tax regulations. Each Trust will provide a Form 1099-DIV each calendar year that will tell you how to report these distributions for federal income tax purposes.

February 28, 2014
	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share
HYT	$0.562500	—	—	$0.562500	100%	0%	0%	100%

The Trust estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Trust is returned to the shareholder. A return of capital does not necessarily reflect the Trust’s investment performance and should not be confused with ‘yield’ or ‘income.’ When distributions exceed total return performance, the difference will incrementally reduce the Trust’s net asset value per share.

Shelf Offering Program

From time-to-time, each Trust may seek to raise additional equity capital through an equity shelf program (a “Shelf Offering”). In a Shelf Offering, a Trust may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above the Trust’s net asset value (“NAV”) per Common Share (calculated within 48 hours of pricing). While any such Shelf Offering may allow a Trust to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks — including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market. The Trusts have not filed a registration statement with respect to any Shelf Offerings. This report is not an offer to sell Trust Common Shares and is not a solicitation of an offer to buy Trust Common Shares. If a Trust files a registration statement with respect to any Shelf Offering, the prospectus contained therein will contain more complete information about the Trust and should be read carefully before investing.

92	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	93

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This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

CEFBHK-2/14-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report
Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies
(a) Not Applicable to this semi-annual report

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –	Exhibits attached hereto
(a)(1) – Code of Ethics – Not Applicable to this semi-annual report
(a)(2) – Certifications – Attached hereto
(a)(3) – Not Applicable
(b) – Certifications – Attached hereto
2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Trust, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date: May 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date: May 1, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Income Trust, Inc.

Date: May 1, 2014

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